UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-01880

The Income Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2022

Hong T. Le

The Income Fund of America

6455 Irvine Center Drive

Irvine, California 92620

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Income Fund of America® Annual report for the year ended July 31, 2022

Seeking current
income through
a flexible mix of
stocks and bonds

The Income Fund of America seeks current income while secondarily striving for capital growth.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended June 30, 2022 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	-4.01%	6.42%	7.97%
Class A shares (reflecting 5.75% maximum sales charge)	-9.70	4.96	7.14

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.36% for Class F-2 shares and 0.56% for Class A shares as of the prospectus dated October 1, 2022 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of July 31, 2022, was 3.20% for Class F-2 shares and 2.84% for Class A shares, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The fund’s 12-month distribution rates for Class F-2 shares and Class A shares as of that date were 3.19% and 2.82%, respectively. The Class A share results reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	The value of a long-term perspective

6	The portfolio at a glance

7	Investment portfolio

49	Financial statements

83	Board of trustees and other officers

Fellow investors:

For the fiscal year ended July 31, 2022, The Income Fund of America’s Class F-2 shares recorded a total return of –1.40%. The fund paid quarterly dividends totaling about 79 cents a share. It also paid capital gain distributions totaling more than 98 cents a share in December 2021.

The fund, which invests in a mix of stocks and bonds, recorded a return that outpaced the 5.95% decline of the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index, the fund’s primary benchmark. As you can see in the chart below, over its lifetime The Income Fund of America has outpaced the blended index, a broad measure of the U.S. stock and bond markets. Market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

The fund’s primary objective is to provide investors with regular quarterly income. While we are disappointed with the fund’s negative total return, we are pleased that during the 12-month period the market rediscovered the importance of dividend-paying companies. We are further pleased that the fund continued to pay income at a meaningfully higher rate than the S&P 500. The fund also aims to provide lower volatility than the overall stock market.

Results at a glance

For periods ended July 31, 2022, with all distributions reinvested:

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (12/1/73)[1]

The Income Fund of America (Class F-2 shares)	-1.40%	6.78%	8.12%	10.76%
The Income Fund of America (Class A shares)	-1.60	6.59	7.93	10.58
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index[2,3]	-5.95	9.00	9.64	9.90
S&P 500 Index[4]	-4.64	12.83	13.80	11.18
Bloomberg U.S. Aggregate Index[3,5]	-9.12	1.28	1.65	6.76

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Date Capital Research and Management Company became the fund’s investment adviser.
[2]	The 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index blends the S&P 500 Index with the Bloomberg U.S. Aggregate Index by weighting their total returns at 65% and 35%, respectively. Results assume the blend is rebalanced monthly.
[3]	Source: Bloomberg Index Services Ltd. From December 1, 1973, through December 31, 1975, the Bloomberg U.S. Government/Credit Index was used because the Bloomberg U.S. Aggregate Index did not yet exist.
[4]	Source: S&P Dow Jones Indices LLC. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.
[5]	Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

The Income Fund of America	1

A strong start, a volatile second half

The fiscal year began in the closing months of the long bull market. Supported by strong returns for fast growing technology and consumer stocks, the S&P 500, a broad measure of the U.S. stock market, soared, reaching a series of record highs and outpacing most other developed markets. However, inflation reached a 30-year high in August as supply chain disruptions and soaring consumer demand fueled sharp price increases.

By the start of 2022, however, fresh waves of COVID-19 infections, persistently high inflation, rising rates and Russia’s invasion of Ukraine sent stock prices tumbling, ultimately pushing the S&P 500 into bear territory. The war, which began in February, amplified conditions that had been weighing on markets since the start of the year.

Headline U.S. inflation, as measured by the Consumer Price Index, rose to 9.1% in June from 8.6% in May. In response to several months of rising inflation, the Federal Reserve increased interest rates for the first time since 2018, raising its benchmark rate 25 basis points at its March meeting, then increased rates a further 75 basis points at both its June and July meetings.

Growth stocks, particularly those with relatively high valuations, suffered the steepest losses. Among them were companies across the information technology, consumer discretionary and communications services sectors. Defensive areas of the market, and those companies that pay higher dividend yields, tended to generate the strongest returns. The energy sector advanced 67% as the Russia-Ukraine war sent oil prices soaring. Crude oil futures briefly touched $130 a barrel and remained above $100 near the end of the fiscal year. The utilities, health care and consumer staples sectors also recorded gains. Within fixed income, virtually every sector declined, as rates rose more aggressively than expected.

While markets provided a negative return during the fund’s fiscal year, the last month of the period saw a surge in U.S. stock prices. Equities were supported by better-than-anticipated corporate earnings and hopes that the Fed may slow the pace of interest rate tightening, given deteriorating economic conditions.

Inside the portfolio

Given the fund’s commitment to current income and its dividend discipline, its managers invest primarily in higher yielding companies, but also those companies that they consider to be reasonably valued. This proved to be beneficial to total returns in relative terms, particularly in the volatile second half of the fiscal year. Nowhere was this more evident than in the communications services sector, where the fund avoided many of the high-flying digital consumer companies that suffered some of the steepest losses of the period. However, fund investments in more traditional consumer companies, like specialty retailer Home Depot, did record modest losses.

In a period of soaring oil prices, select investments in the energy sector also proved to be beneficial to the fund’s total return. While the fund’s conservative investment approach led it away from some of the more aggressive exploration and production companies, integrated oil giant Chevron and Canadian Natural Resources both advanced by more than 60%.

Support from investments in defensive sectors

Investments in the generally less volatile consumer staples, health care and real estate areas also delivered positive results and outpaced the broader market. Within consumer staples, shares of branded foods maker General Mills, food processor Archer Daniels Midland and British American Tobacco (BAT) all advanced, thanks in part to support from relatively attractive dividend yields and defensive characteristics in a volatile environment. BAT was also buoyed by positive sentiment on its next-generation products and position in the vaping market given its ongoing transition away from conventional tobacco products. However, Philip Morris International, the fund’s second-largest investment, posted a modest decline partly due to the impact of unfavorable exchange rates in overseas markets.

With respect to the health care sector, top holding Pfizer and pharmaceutical giant AstraZeneca both generated double-digit gains. Pfizer shares were bolstered by better-than-forecast second-quarter results, upgraded full-year guidance and FDA approval for its COVID-19 drug Paxlovid. In the real estate sector, gaming and leisure property operator VICI Properties, the fund’s eighth-largest investment, rose. However, shares of Crown Castle International Corp., which operates towers and other infrastructure for wireless communications, lost ground.

As economy slows, materials, financials weigh on results

Holdings in the more cyclical materials and financial sectors delivered some of the steepest losses in the period. Brazilian iron ore producer Vale plummeted 35.4% as industrial metals prices fell over concerns about a

2	The Income Fund of America

slowdown in China’s economy and the risk of a global recession. Similarly, mining company Rio Tinto fell 29%. Among financial holdings, derivatives exchange operator CME Group, the fund’s fourth-biggest position, declined on a decline in revenue. Financial services giant JPMorgan Chase and Synchrony Financial also lost ground. Broadly speaking, banks appeared to anticipate too early that the Federal Reserve may be done with its rate tightening cycle.

Elsewhere among the fund’s top 10 equity positions, semiconductor maker Broadcom’s shares rose after the company beat fiscal fourth-quarter revenue and earnings estimates, enabling it to increase its dividend and boost share buybacks. Defense contractor Lockheed Martin advanced 11.3% on expectations that defense spending would rise across the globe in light of the Russia-Ukraine war. Software maker Microsoft slipped 1.5%.

Fixed income challenges

At the close of the period, 24% of the fund’s assets were invested in fixed income securities, up from about 21% the previous year. During the period, managers reduced equity exposure and increased holdings of cash and high-yield bonds to reduce the fund’s risk profile.

The fund’s fixed income allocation was composed of a mix of U.S. Treasuries and other government issues, as well as investment-grade and high-yield corporate bonds. Not surprisingly, in a period of rising rates and declines across most fixed income sectors, bond holdings proved to be a drag on overall returns. One surprise during the period was that investment-grade bonds fared less well than we had expected.

While fixed income investments have contributed only modest levels of income in recent years, with rates rising we expect them to contribute more to the fund’s income objective over time. What’s more, they continue to play an important role in helping to mitigate equity market volatility.

Looking ahead

Since its inception, the fund’s primary objective has been to provide income and, secondarily, growth of capital — all with an eye toward capital preservation. We have often said that, given this approach, we don’t typically expect the fund to capture all of the market upside, particularly in a strong bull market, but it often has provided relative stability in volatile market periods. We are gratified that the fund did just that in the recently concluded fiscal year.

Looking ahead, with the U.S. economy slowing and rates rising, the chances of a recession appear more likely than a soft landing. It is important to remember that recessions are inevitable and ultimately correct excesses in the economy and markets. With wage pressure in the economy persisting as of this writing, the Federal Reserve faces a significant challenge ahead as it seeks to get inflation under control. Yet, market expectations appear to be focused on a soft landing, particularly during the strong bounceback in July. Given these circumstances, we believe more rate increases lie ahead.

That said, we continue to find interesting companies at what we believe are compelling valuations. We remain steadfast in our commitment to income and dividend-paying companies. Since the 1940s, dividends have accounted for an average 31% of total returns for the S&P 500. Over the last couple of decades, a period marked by low inflation and strong growth, that average fell to 15%. More recently, however, dividends are reasserting themselves, moving back toward the historical average. In addition, market pullbacks provide us with opportunities to invest in higher quality companies that might not otherwise be in the fund’s purview because of relatively low dividend yields.

We remain confident that, with our patient approach, deep research effort and focus on income investing, we can generate solid returns for our investors and help them withstand bouts of market volatility.

We thank you for your commitment to The Income Fund of America and look forward to reporting to you again in six months.

Cordially,

Hilda L. Applbaum

Co-President

Caroline Randall

Co-President

September 9, 2022

For current information about the fund, visit capitalgroup.com.

The Income Fund of America	3

The value of a long-term perspective

Fund results shown are for Class F-2 shares and Class A shares. Class A share results reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment¹; thus, the net amount invested was $9,425.2 Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

The results shown are before taxes on fund distributions and sale of fund shares.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 8.5% prior to July 1, 1988.
[3]	For the period December 1, 1973 (when Capital Research and Management Company became the fund’s investment adviser), through July 31, 1974.
[4]	The indexes are unmanaged and include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses. Investors cannot invest directly in an index.
[5]	From December 1, 1973, through December 31, 1975, the Bloomberg U.S. Government/Credit Index was used because the Bloomberg U.S. Aggregate Index did not exist.
[6]	From April 1990 to September 1994 and from September 2003 to March 2009, the fund accrued dividends daily but paid quarterly. Dividends reflect quarterly dividends actually paid during the period, while year-end values are adjusted for cumulative dividends accrued but not yet paid.
[7]	The 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index blends the S&P 500 Index with the Bloomberg U.S. Aggregate Index by weighting their total returns at 65% and 35%, respectively. Results assume the blend is rebalanced monthly.

$1,600,000
$1,200,000
$800,000
400,000
100,000
20,000
10,000
8,000
Year ended July 31
1974†
1975
1976
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991

	1 year	5 years	10 years
Class F-2 shares	-1.40%	6.78%	8.12%
Class A shares*	-7.25	5.33	7.29

**Assumes payment of the maximum 5.75% sales charge.*

4	The Income Fund of America

How a hypothetical $10,000 investment has grown

There have always been reasons not to invest. If you look beyond the negative headlines, however, you will find that despite occasional stumbles, financial markets have tended to reward investors over the long term. Investment management — bolstered by experience and careful research — can add even more value. As the chart below shows, over its lifetime, The Income Fund of America (IFA) has fared well against its benchmarks.

The Income Fund of America	5

The portfolio at a glance

July 31, 2022
Investment mix by security type
Percent of net assets

Five largest sectors in common stock holdings

Percent of net assets
Consumer staples	9.85%
Financials	9.74
Health care	8.62
Energy	6.25
Real estate	5.83

Ten largest common stock holdings

Percent of net assets
Pfizer	2.64%
Philip Morris International	2.37
Broadcom	1.71
CME Group	1.54
Lockheed Martin	1.50
Microsoft	1.36
Crown Castle International	1.26
VICI Properties	1.25
AstraZeneca	1.19
Home Depot	1.08

Country diversification by domicile

Percent of net assets
United States	69.95%
United Kingdom	5.08
Canada	4.89
Eurozone*	4.41
Switzerland	1.59
Taiwan	1.12
Other countries	3.69
Short-term securities & other assets less liabilities	9.27

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

July 31, 2021
Investment mix by security type
Percent of net assets

Five largest sectors in common stock holdings

Percent of net assets
Financials	13.25%
Consumer staples	10.01
Health care	7.71
Information technology	7.51
Real estate	6.70

Ten largest common stock holdings

Percent of net assets
JPMorgan Chase	2.55%
Philip Morris International	2.51
Broadcom	2.22
Pfizer	1.92
Microsoft	1.91
Taiwan Semiconductor Manufacturing	1.76
CME Group	1.57
Crown Castle International	1.49
Altria	1.35
Gilead Sciences	1.33

Country diversification by domicile

Percent of net assets
United States	70.90%
Eurozone†	5.97
United Kingdom	5.34
Canada	4.21
Taiwan	1.96
Switzerland	1.88
Japan	1.22
Other countries	3.88
Short-term securities & other assets less liabilities	4.64

†	Countries using the euro as a common currency; those represented in the fund’s portfolio are Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

6	The Income Fund of America

Investment portfolio July 31, 2022

Common stocks 65.75%	Shares	Value (000)
Consumer staples 9.85%
Philip Morris International, Inc.	29,470,078	$2,863,018
General Mills, Inc.	16,686,077	1,247,952
Altria Group, Inc.	25,459,182	1,116,640
Kraft Heinz Company	26,339,505	970,084
Coca-Cola Company	13,214,010	847,943
Procter & Gamble Company	6,024,489	836,862
British American Tobacco PLC[1]	19,019,000	747,491
PepsiCo, Inc.	3,712,012	649,454
Nestlé SA1	4,237,617	520,469
Kimberly-Clark Corp.	3,701,600	487,834
Kellogg Co.	4,940,000	365,165
Archer Daniels Midland Company	3,962,000	327,935
Bunge, Ltd.	2,560,245	236,387
Walgreens Boots Alliance, Inc.	5,500,000	217,910
Conagra Brands, Inc.	5,730,100	196,027
Imperial Brands PLC[1]	4,508,000	99,155
Haleon PLC[1,2]	23,412,680	83,198
Scandinavian Tobacco Group A/S1	2,636,362	50,427
Danone SA1	725,000	39,974
Viva Wine Group AB1,3	4,081,633	20,068
		11,923,993

Financials 9.74%
CME Group, Inc., Class A	9,355,378	1,866,211
JPMorgan Chase & Co.	8,310,119	958,655
PNC Financial Services Group, Inc.	4,676,565	776,029
Zurich Insurance Group AG1	1,356,885	592,296
Synchrony Financial	13,519,951	452,648
Toronto-Dominion Bank (CAD denominated)	6,737,346	437,634
Fifth Third Bancorp	11,994,824	409,263
Ares Management Corp., Class A	4,990,000	357,534
Apollo Asset Management, Inc.	5,915,679	337,785
Manulife Financial Corp.	17,661,400	323,285
DBS Group Holdings, Ltd.[1]	13,821,100	315,683
Citigroup, Inc.	6,025,000	312,698
Blackstone, Inc., nonvoting shares	2,929,100	298,973
M&T Bank Corp.	1,529,000	271,321
Canadian Imperial Bank of Commerce	5,277,000	266,951
Power Corporation of Canada, subordinate voting shares[3]	9,625,253	261,574
AXA SA1	11,065,000	255,441
Regions Financial Corp.	10,069,900	213,280
B3 SA-Brasil, Bolsa, Balcao	96,956,000	207,812
Tryg A/S1	8,288,203	188,651
Ping An Insurance (Group) Company of China, Ltd., Class H1	29,593,500	174,842
American International Group, Inc.	3,353,000	173,585
Citizens Financial Group, Inc.	4,477,680	170,018
Progressive Corp.	1,315,000	151,304
DNB Bank ASA[1]	7,313,748	143,683
Bank of Nova Scotia (CAD denominated)	2,348,000	143,038
Postal Savings Bank of China Co., Ltd., Class H1	212,013,000	140,550
Franklin Resources, Inc.[3]	5,103,503	140,091
KeyCorp	7,620,000	139,446
BlackRock, Inc.	204,880	137,102
Legal & General Group PLC[1]	36,764,300	117,306
Truist Financial Corp.	2,316,800	116,929
BNP Paribas SA1	2,300,000	109,021
Morgan Stanley	1,221,093	102,938
Carlyle Group, Inc.	2,617,000	101,827
Principal Financial Group, Inc.	1,434,100	95,999
National Bank of Canada[3]	975,000	68,411
Tokio Marine Holdings, Inc.[1]	1,109,000	64,706
ING Groep NV1	6,297,949	61,206
Lufax Holding, Ltd. (ADR)	12,931,000	59,224
Islandsbanki hf.[1]	54,814,905	51,738
Qualitas Controladora, SAB de CV3	10,711,900	45,201

The Income Fund of America	7

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Janus Henderson Group PLC	1,623,200	$41,830
China Pacific Insurance (Group) Co., Ltd., Class H1	15,385,000	32,969
Münchener Rückversicherungs-Gesellschaft AG1	117,000	26,458
TISCO Financial Group PCL, foreign registered shares[1]	10,000,000	24,392
BB Seguridade Participações SA	3,300,000	18,490
Jonah Energy Parent, LLC[1,4]	275,936	17,710
Brookfield Asset Management, Inc., Class A	207,530	10,304
ICICI Securities, Ltd.[1]	1,587,232	9,637
Sberbank of Russia PJSC[1,2,4,5]	25,683,200	—	[6]
		11,793,679

Health care 8.62%
Pfizer, Inc.	63,326,000	3,198,596
AstraZeneca PLC[1]	11,007,800	1,446,975
Gilead Sciences, Inc.	21,207,787	1,267,165
CVS Health Corp.	8,763,349	838,477
Merck & Co., Inc.	7,954,232	710,631
AbbVie, Inc.	4,906,453	704,125
Novartis AG1	7,751,820	666,234
Johnson & Johnson	2,995,000	522,687
GSK PLC[1]	22,156,544	466,774
Medtronic PLC	3,028,785	280,223
Bristol-Myers Squibb Company	1,989,449	146,782
Danaher Corp.	246,538	71,859
Rotech Healthcare, Inc.[1,2,4,5,7]	543,172	55,404
Amgen, Inc.	215,310	53,283
Organon & Co.	264,123	8,378
Viatris, Inc.	69,981	678
		10,438,271

Energy 6.25%
TC Energy Corp. (CAD denominated)	20,122,000	1,072,765
ConocoPhillips	9,841,689	958,876
Exxon Mobil Corp.	8,689,933	842,315
Chevron Corp.	5,139,586	841,761
Tourmaline Oil Corp.[3]	10,557,500	661,456
Canadian Natural Resources, Ltd. (CAD denominated)	11,331,100	625,686
Coterra Energy, Inc.	14,650,000	448,143
Enbridge, Inc.[3]	6,526,000	293,213
Aker BP ASA (SDR)[1,2]	5,300,680	183,330
Aker BP ASA[1,3]	3,057,831	105,759
TotalEnergies SE1	5,352,400	273,029
Pioneer Natural Resources Company	1,089,700	258,204
Valero Energy Corp.	2,209,000	244,691
Baker Hughes Co., Class A	9,487,000	243,721
Equinor ASA[1]	4,220,000	162,301
Chesapeake Energy Corp.[3]	992,914	93,503
EOG Resources, Inc.	623,305	69,324
Var Energi ASA[1]	15,950,645	63,839
DT Midstream, Inc.	812,500	44,712
Ascent Resources - Utica, LLC, Class A1,2,4,5	110,214,618	29,758
Diamond Offshore Drilling, Inc.[2,3]	2,333,912	15,754
Diamond Offshore Drilling, Inc.[2,8]	815,687	5,506
Woodside Energy Group, Ltd. (CDI)[1,2]	889,049	20,276
California Resources Corp.	104,121	4,671
Mesquite Energy, Inc.[1,2,4]	25,913	155
Bighorn Permian Resources, LLC[1,2]	17,183	100
McDermott International, Ltd.[2,3]	156,914	71
		7,562,919

Real estate 5.83%
Crown Castle International Corp. REIT	8,442,881	1,525,291
VICI Properties, Inc. REIT	44,135,717	1,509,000
Digital Realty Trust, Inc. REIT	4,811,945	637,342
Gaming and Leisure Properties, Inc. REIT	11,304,134	587,702
Iron Mountain, Inc. REIT	11,965,000	580,183
Regency Centers Corp. REIT	6,494,773	418,458
Public Storage REIT	1,138,000	371,455

8	The Income Fund of America

Common stocks (continued)	Shares	Value (000)
Real estate (continued)
Prologis, Inc. REIT	1,550,372	$205,517
Lamar Advertising Co. REIT, Class A	2,003,322	202,456
CubeSmart REIT	3,927,254	180,143
Federal Realty Investment Trust REIT	1,700,000	179,537
American Tower Corp. REIT	646,000	174,956
W. P. Carey, Inc. REIT	1,820,000	162,526
Americold Realty Trust, Inc.	3,362,200	110,112
Boston Properties, Inc. REIT	891,865	81,303
Longfor Group Holdings, Ltd.[1]	23,567,000	78,877
Extra Space Storage, Inc. REIT	197,700	37,468
Selvaag Bolig ASA[1]	1,912,218	8,095
		7,050,421

Industrials 5.71%
Lockheed Martin Corp.	4,373,742	1,809,898
BAE Systems PLC[1]	127,909,564	1,202,798
United Parcel Service, Inc., Class B	3,127,500	609,518
Norfolk Southern Corp.	1,972,453	495,421
Emerson Electric Co.	4,759,579	428,695
Raytheon Technologies Corp.	4,188,623	390,422
Hubbell, Inc.	1,303,000	285,383
Kone OYJ, Class B1	6,205,540	283,077
Siemens AG1	2,125,000	235,941
General Dynamics Corp.	1,000,000	226,670
Cummins, Inc.	1,000,000	221,310
ManpowerGroup, Inc.[7]	2,722,832	213,497
Watsco, Inc.	774,800	212,256
Deutsche Post AG1	2,863,547	113,963
Caterpillar, Inc.	231,902	45,975
Inwido AB1	2,500,000	30,284
Honeywell International, Inc.	146,500	28,195
Intrum AB1	1,250,000	26,691
Regal Rexnord Corp.	134,000	17,996
Coor Service Management Holding AB1	2,000,000	16,534
Ventia Services Group Pty, Ltd.[1]	7,954,000	14,915
		6,909,439

Utilities 5.26%
DTE Energy Company	9,033,567	1,177,074
Brookfield Infrastructure Partners, LP7	27,322,088	1,088,574
National Grid PLC[1]	70,611,969	974,760
Duke Energy Corp.	6,543,965	719,378
Dominion Energy, Inc.	5,973,473	489,705
AES Corp.	19,558,000	434,579
The Southern Co.	5,472,114	420,751
Public Service Enterprise Group, Inc.	6,191,216	406,577
E.ON SE1	18,789,000	168,411
CMS Energy Corp.	1,715,700	117,920
Exelon Corp.	2,520,300	117,169
Edison International	1,643,100	111,353
Enel SpA[1]	11,950,000	60,383
Guangdong Investment, Ltd.[1]	52,919,000	51,665
China Resources Gas Group, Ltd.[1]	7,250,000	30,516
		6,368,815

Information technology 5.21%
Broadcom, Inc.	3,853,961	2,063,719
Microsoft Corp.	5,873,899	1,649,038
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	61,581,300	1,054,609
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,543,000	136,525
Texas Instruments, Inc.	3,637,597	650,730
Intel Corp.	5,100,000	185,181
Cisco Systems, Inc.	3,500,000	158,795
Tokyo Electron, Ltd.[1]	338,600	117,396
QUALCOMM, Inc.	747,000	108,360
MediaTek, Inc.[1]	3,617,000	83,174
Vanguard International Semiconductor Corp.[1]	22,093,500	53,363

The Income Fund of America	9

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
GlobalWafers Co., Ltd.[1]	1,600,000	$24,428
NortonLifeLock, Inc.	502,750	12,332
FDM Group (Holdings) PLC[1]	974,737	10,978
		6,308,628

Consumer discretionary 4.10%
Home Depot, Inc.	4,349,832	1,309,038
Darden Restaurants, Inc.	6,040,500	751,982
Starbucks Corp.	7,292,017	618,217
Target Corp.	3,569,500	583,185
Restaurant Brands International, Inc.[3]	10,723,408	574,882
Industria de Diseño Textil, SA1	12,656,400	307,418
Genuine Parts Co.	1,377,500	210,578
Hasbro, Inc.	1,851,825	145,776
General Motors Company[2]	3,497,200	126,808
Domino’s Pizza Group PLC[1,7]	30,671,123	107,070
Mercedes-Benz Group AG1	1,400,000	81,911
Stellantis NV1	2,971,500	42,689
Persimmon PLC[1]	1,675,000	38,534
Puuilo OYJ[1,3,7]	5,509,640	27,975
NMG Parent, LLC[2]	67,256	11,938
Kindred Group PLC (SDR)[1]	1,255,000	11,033
Lumi Gruppen AS1,7	1,869,659	3,793
MYT Holding Co., Class B1,2,4	2,070,418	3,623
		4,956,450

Communication services 3.04%
Verizon Communications, Inc.	24,928,633	1,151,454
Comcast Corp., Class A	24,136,400	905,598
Koninklijke KPN NV1	203,005,139	668,453
Nippon Telegraph and Telephone Corp.[1]	9,563,600	273,238
BCE, Inc.[3]	5,379,188	271,784
AT&T, Inc.	13,000,000	244,140
Deutsche Telekom AG1	4,014,400	75,941
Warner Bros. Discovery, Inc.[2]	2,419,170	36,288
Singapore Telecommunications, Ltd.[1]	15,841,000	29,990
SoftBank Corp.[1]	1,775,008	20,533
Cumulus Media, Inc., Class A2	217,532	1,727
Clear Channel Outdoor Holdings, Inc.[2]	152,827	237
		3,679,383

Materials 2.14%
Dow, Inc.	10,800,000	574,668
Rio Tinto PLC[1]	9,179,620	552,510
Vale SA, ordinary nominative shares	17,911,900	241,463
UPM-Kymmene Oyj[1]	6,317,526	199,961
Packaging Corporation of America	1,331,630	187,240
Barrick Gold Corp.	10,037,200	157,986
BHP Group, Ltd. (CDI)[1]	4,920,000	135,427
BASF SE1	2,794,000	123,983
Newmont Corp.	2,700,000	122,256
Air Products and Chemicals, Inc.	456,106	113,219
Fortescue Metals Group, Ltd.[1]	7,395,309	95,068
Shin-Etsu Chemical Co., Ltd.[1]	200,000	25,649
Akzo Nobel NV1	350,000	23,605
Evonik Industries AG1	934,056	19,890
Polymetal International PLC[1]	6,162,000	14,642
		2,587,567

Total common stocks (cost: $56,345,429,000)		79,579,565

10	The Income Fund of America

Preferred securities 0.31%	Shares		Value (000)
Financials 0.23%
Itaú Unibanco Holding SA, preferred nominative shares		17,950,000	$81,943
Citigroup, Inc., 7.681% preferred shares[3]		2,245,277	61,363
Citigroup, Inc., Series K, 6.875% noncumulative preferred depositary shares		2,145,767	57,614
Goldman Sachs Group, Inc., Series J, 5.50% preferred depositary shares[3]		1,200,000	30,096
PNC Financial Services Group, Inc., Series P, (3-month USD-LIBOR + 4.067%) 6.85% noncumulative preferred depositary shares[9]		1,000,000	25,270
Wells Fargo & Company, Series Q, Class A, 5.85% noncumulative preferred depositary shares[3]		555,913	13,603
			269,889

Information technology 0.08%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]		2,264,500	99,794

Consumer discretionary 0.00%
MYT Holdings, LLC, Series A, preferred shares, 10.00% 2029[1,2,4]		1,427,896	1,563

Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,2,4,8]		3,260	1,041

Total preferred securities (cost: $391,427,000)			372,287

Rights & warrants 0.00%
Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 2027[1,2]		75,844	3,370

Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants[1,2,4]		28	—	[6]

Total rights & warrants (cost: $460,000)			3,370

Convertible stocks 0.55%
Health care 0.25%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[3]		82,100	124,944
Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 2023[3]		2,467,280	123,364
Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 2023		449,460	48,910
			297,218

Information technology 0.11%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022		78,700	132,043

Utilities 0.11%
AES Corp., convertible preferred units, 6.875% 2024[3]		1,043,000	94,663
DTE Energy Company, convertible preferred units, 6.25% 2022		680,000	35,108
			129,771

Financials 0.06%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 2023[3]		1,061,031	74,272

Consumer discretionary 0.02%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023		224,000	27,165

Total convertible stocks (cost: $544,611,000)			660,469

Convertible bonds & notes 0.00%	Principal amount (000)
Energy 0.00%
Mesquite Energy, Inc., convertible notes, 13.14% Cash 2023[1,4,8,10]	USD	578	577

Total convertible bonds & notes (cost: $577,000)			577

The Income Fund of America	11

Bonds, notes & other debt instruments 24.12%	Principal amount (000)		Value (000)
Corporate bonds, notes & loans 15.61%
Financials 2.81%
ACE INA Holdings, Inc. 2.875% 2022	USD	765	$765
ACE INA Holdings, Inc. 3.35% 2026		765	767
Advisor Group Holdings, LLC 6.25% 2028[8]		51,615	46,208
AerCap Holdings NV 4.50% 2023		10,000	9,992
AerCap Holdings NV 6.50% 2025		4,315	4,466
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 2023		9,000	8,645
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.65% 2024		25,275	23,500
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026		23,694	21,088
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028		27,689	24,313
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032		12,254	10,301
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033		8,248	6,815
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041		6,777	5,152
AG Merger Sub II, Inc. 10.75% 2027[8]		47,972	48,694
Alliant Holdings Intermediate, LLC 6.75% 2027[8]		37,176	35,372
Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 2027[8]		20,465	19,102
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[8]		22,155	19,332
Ally Financial, Inc. 8.00% 2031		11,764	13,100
American International Group, Inc. 2.50% 2025		25,000	24,100
American International Group, Inc. 4.375% 2050		3,450	3,263
AmWINS Group, Inc. 4.875% 2029[8]		28,145	25,655
Aretec Escrow Issuer, Inc. 7.50% 2029[8]		44,563	39,512
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 8.813% 2029[9,11]		6,070	5,498
AssuredPartners, Inc. 7.00% 2025[8]		435	429
AssuredPartners, Inc. 8.00% 2027[8]		19,359	19,060
AssuredPartners, Inc. 5.625% 2029[8]		15,820	14,101
AXA Equitable Holdings, Inc. 5.00% 2048		1,500	1,447
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[12]		8,245	7,291
Bank of America Corp. 1.843% 2025 (USD-SOFR + 0.67% on 2/4/2024)[12]		20,000	19,383
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[12]		10,750	10,336
Bank of America Corp. 3.841% 2025 (USD-SOFR + 1.11% on 4/25/2024)[12]		8,000	7,986
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[12]		7,500	6,806
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[12]		9,700	8,958
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[12]		4,896	4,477
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[12]		5,400	5,170
Bank of America Corp. 4.376% 2028 (USD-SOFR + 1.58% on 4/27/2027)[12]		41,000	41,155
Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[12]		26,229	23,178
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[12]		21,808	18,323
Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[12]		8,494	7,286
Bank of America Corp. 2.972% 2033 (USD-SOFR + 1.33% on 2/4/2032)[12]		7,135	6,325
Bank of America Corp. 4.571% 2033 (USD-SOFR + 1.83% on 4/27/2032)[12]		26,000	26,200
Bank of America Corp. 5.015% 2033 (USD-SOFR + 2.16% on 7/22/2032)[12]		6,316	6,592
Bank of Nova Scotia 1.625% 2023		8,000	7,908
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[8,12]		5,184	4,966
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[8,12]		23,433	21,913
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[8,12]		12,125	10,850
BNP Paribas 2.591% 2028 (USD-SOFR + 1.228% on 1/20/2027)[8,12]		13,189	12,001
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[8,12]		6,375	5,404
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[8,12]		10,282	8,700
Capital One Financial Corp. 1.343% 2024 (USD-SOFR + 0.69% on 12/6/2023)[12]		13,075	12,555
Capital One Financial Corp. 4.985% 2026 (USD-SOFR + 2.16% on 7/24/2025)[12]		9,000	9,093
Castlelake Aviation Finance DAC 5.00% 2027[8]		26,060	21,959
CIT Group, Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[12]		11,575	11,496
Citigroup, Inc. 2.014% 2026 (USD-SOFR + 0.694% on 1/25/2025)[12]		6,069	5,765
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[12]		7,300	7,103
Citigroup, Inc. 4.60% 2026		1,300	1,324
Citigroup, Inc. 3.07% 2028 (USD-SOFR + 1.28% on 2/24/2027)[12]		5,855	5,562
Citigroup, Inc. 3.668% 2028 (3-month USD-LIBOR + 1.39% on 7/24/2027)[12]		700	678
Citigroup, Inc. 4.658% 2028 (USD-SOFR + 1.887% on 5/24/2027)[12]		45,044	45,668
Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[12]		2,400	2,167
Citigroup, Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[12]		14,800	12,883
Citigroup, Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[12]		3,000	2,972
Citigroup, Inc., Series A, 5.95% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.068% on 1/30/2023)[12]		100	100
CME Group, Inc. 3.75% 2028		6,875	6,988
Coinbase Global, Inc. 3.375% 2028[8]		24,880	16,067
Coinbase Global, Inc. 3.625% 2031[8]		24,690	14,691

12	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Commonwealth Bank of Australia 3.35% 2024	USD	800	$799
Commonwealth Bank of Australia 3.35% 2024[8]		675	674
Compass Diversified Holdings 5.25% 2029[8]		64,255	56,852
Compass Diversified Holdings 5.00% 2032[8]		26,645	20,483
Corebridge Financial, Inc. 3.50% 2025[8]		9,248	9,053
Corebridge Financial, Inc. 3.65% 2027[8]		22,661	21,835
Corebridge Financial, Inc. 3.85% 2029[8]		15,393	14,633
Corebridge Financial, Inc. 3.90% 2032[8]		7,289	6,790
Corebridge Financial, Inc. 4.35% 2042[8]		1,622	1,423
Corebridge Financial, Inc. 4.40% 2052[8]		3,907	3,385
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[8,12]		10,675	9,878
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[8,12]		4,900	4,364
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[8,12]		4,750	4,723
Credit Suisse Group AG 3.80% 2023		14,925	14,878
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[8,12]		1,275	1,197
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[8,12]		13,800	12,585
Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[8,12]		16,300	14,062
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[8,12]		1,975	1,789
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[8,12]		10,408	9,266
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[8,12]		15,601	12,555
Danske Bank AS 3.875% 2023[8]		9,604	9,573
Danske Bank AS 3.773% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 3/28/2024)[8,12]		25,000	24,537
Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[8,12]		5,000	4,810
Deutsche Bank AG 3.30% 2022		460	459
Deutsche Bank AG 3.95% 2023		5,345	5,349
Deutsche Bank AG 0.898% 2024		7,500	7,102
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[12]		21,775	21,051
Deutsche Bank AG 3.70% 2024		8,653	8,548
Deutsche Bank AG 3.70% 2024		1,725	1,703
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[12]		89,325	86,320
Deutsche Bank AG 4.50% 2025		800	779
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[12]		37,898	34,003
Deutsche Bank AG 4.10% 2026		33,123	32,628
Deutsche Bank AG 4.10% 2026		834	830
Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[12]		5,250	4,565
Deutsche Bank AG 2.552% 2028 (USD-SOFR + 1.318% on 1/7/2027)[12]		44,547	39,134
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[12]		6,450	5,559
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[12]		3,625	2,982
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[1,4,9,11]		6,825	6,041
Digital Currency Group, Inc., Term Loan, 8.75% 2026[1,4,11]		9,100	7,739
FS Energy and Power Fund 7.50% 2023[8]		42,570	42,987
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)[12]		1,100	1,079
Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)[12]		10,650	9,627
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[12]		17,000	15,222
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[12]		48,202	44,008
Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)[12]		25,188	23,483
Goldman Sachs Group, Inc. 3.615% 2028 (USD-SOFR + 1.846% on 3/15/2027)[12]		33,910	32,953
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)[12]		8,000	7,809
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[12]		6,523	5,632
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[12]		37,259	33,315
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[12]		7,500	6,054
Groupe BPCE SA 5.70% 2023[8]		16,825	17,019
Groupe BPCE SA 5.15% 2024[8]		18,160	18,163
Groupe BPCE SA 1.625% 2025[8]		8,000	7,560
Groupe BPCE SA 1.00% 2026[8]		10,000	8,984
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[8,12]		6,925	6,263
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[8,12]		7,675	6,180
Hightower Holding, LLC 6.75% 2029[8]		19,215	15,148
HSBC Holdings PLC 4.25% 2024		9,000	9,030
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[12]		14,000	13,061
HSBC Holdings PLC 4.755% 2028 (USD-SOFR + 2.11% on 6/9/2027)[12]		281	279
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[12]		5,750	5,621

The Income Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Huarong Finance 2017 Co., Ltd. 4.25% 2027	USD	17,000	$14,089
Huarong Finance II Co., Ltd. 5.50% 2025		17,000	15,493
HUB International, Ltd. 7.00% 2026[8]		45,276	44,761
HUB International, Ltd. 5.625% 2029[8]		10,435	9,258
Icahn Enterprises Finance Corp. 5.25% 2027		5,855	5,635
Icahn Enterprises Finance Corp. 4.375% 2029		9,625	8,676
Intercontinental Exchange, Inc. 2.65% 2040		12,025	9,425
Intesa Sanpaolo SpA 3.375% 2023[8]		9,360	9,313
Intesa Sanpaolo SpA 3.25% 2024[8]		1,730	1,672
Intesa Sanpaolo SpA 5.017% 2024[8]		149,555	144,910
Intesa Sanpaolo SpA 5.71% 2026[8]		43,165	41,801
Intesa Sanpaolo SpA 3.875% 2027[8]		9,300	8,824
Intesa Sanpaolo SpA 3.875% 2028[8]		2,820	2,650
Iron Mountain Information Management Services, Inc. 5.00% 2032[8]		45,895	41,440
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[12]		5,400	5,392
JPMorgan Chase & Co. 3.875% 2024		150	151
JPMorgan Chase & Co. 1.561% 2025 (USD-SOFR + 0.605% on 12/10/2024)[12]		21,994	20,742
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[12]		250	240
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[12]		23,150	21,914
JPMorgan Chase & Co. 4.08% 2026 (USD-SOFR + 1.32% on 4/26/2025)[12]		15,000	15,003
JPMorgan Chase & Co. 2.182% 2028 (USD-SOFR + 1.89% on 6/1/2027)[12]		4,400	4,014
JPMorgan Chase & Co. 3.54% 2028 (3-month USD-LIBOR + 1.38% on 5/1/2027)[12]		350	339
JPMorgan Chase & Co. 4.323% 2028 (USD-SOFR + 1.56% on 4/26/2027)[12]		59,000	59,272
JPMorgan Chase & Co. 4.851% 2028 (USD-SOFR + 1.99% on 7/25/2027)[12]		18,700	19,201
JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[12]		20,593	18,202
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[12]		4,100	3,601
JPMorgan Chase & Co. 4.586% 2033 (USD-SOFR + 1.80% on 4/26/2032)[12]		598	606
JPMorgan Chase & Co. 3.328% 2052 (USD-SOFR + 1.58% on 4/22/2051)[12]		7,500	6,000
JPMorgan Chase & Co., Series S, 6.75% junior subordinated perpetual bonds (3-month USD-LIBOR + 3.78% on 2/1/2024)[12]		25,901	26,629
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[12]		8,320	7,491
Ladder Capital Corp. 4.25% 2027[8]		22,719	20,291
Liberty Mutual Group, Inc. 4.25% 2023[8]		971	973
Liberty Mutual Group, Inc. 4.569% 2029[8]		3,429	3,430
Lloyds Banking Group PLC 4.05% 2023		6,000	6,019
Lloyds Banking Group PLC 4.582% 2025		7,000	6,911
Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[12]		5,600	5,338
Lloyds Banking Group PLC 3.75% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[12]		12,427	12,027
Lloyds Banking Group PLC 4.375% 2028		3,950	3,907
LPL Holdings, Inc. 4.625% 2027[8]		41,845	40,622
LPL Holdings, Inc. 4.00% 2029[8]		6,250	5,826
LPL Holdings, Inc. 4.375% 2031[8]		22,090	20,099
MGIC Investment Corp. 5.25% 2028		5,075	4,893
Mitsubishi UFJ Financial Group, Inc. 1.412% 2025		3,850	3,579
Mitsubishi UFJ Financial Group, Inc. 1.538% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[12]		17,000	15,211
Mitsubishi UFJ Financial Group, Inc. 2.341% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[12]		5,000	4,577
Mitsubishi UFJ Financial Group, Inc. 4.08% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[12]		8,000	7,901
Mizuho Financial Group, Inc. 0.849% 2024 (3-month USD-LIBOR + 0.61% on 9/8/2023)[12]		5,200	5,016
Mizuho Financial Group, Inc. 1.554% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[12]		13,000	11,599
Mizuho Financial Group, Inc. 1.979% 2031 (3-month USD-LIBOR + 1.27% on 9/8/2030)[12]		4,100	3,322
Morgan Stanley 3.70% 2024		600	604
Morgan Stanley 4.679% 2026 (USD-SOFR + 1.669% on 7/17/2025)[12]		12,230	12,446
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[12]		30,463	27,522
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[12]		9,869	8,993
Morgan Stanley 2.475% 2028 (USD-SOFR + 1.00% on 1/21/2027)[12]		5,451	5,079
Morgan Stanley 4.21% 2028 (USD-SOFR + 1.61% on 4/20/2027)[12]		26,000	26,017
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[12]		10,000	8,245
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[12]		3,688	3,113

14	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[12]	USD	30,404	$27,177
Morgan Stanley 5.297% 2037 (USD-SOFR + 2.62% on 4/20/2032)[12]		3,226	3,253
Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[12]		2,854	2,372
MSCI, Inc. 4.00% 2029[8]		19,500	18,418
MSCI, Inc. 3.625% 2031[8]		11,825	10,545
MSCI, Inc. 3.875% 2031[8]		16,009	14,606
MSCI, Inc. 3.25% 2033[8]		3,650	3,167
National Australia Bank, Ltd. 1.887% 2027[8]		20,000	18,474
National Financial Partners Corp. 6.875% 2028[8]		18,421	16,215
Navient Corp. 5.50% 2023		24,393	24,560
Navient Corp. 5.875% 2024		15,600	15,310
Navient Corp. 6.125% 2024		29,960	29,839
Navient Corp. 6.75% 2026		6,000	5,723
Navient Corp. 5.00% 2027		19,710	17,851
Navient Corp. 4.875% 2028		3,085	2,653
Navient Corp. 5.50% 2029		72,940	62,639
Navient Corp. 5.625% 2033		10,990	8,543
Northwestern Mutual Global Funding 1.75% 2027[8]		17,100	15,836
Onemain Finance Corp. 3.875% 2028		5,974	4,956
Owl Rock Capital Corp. 3.75% 2025		12,473	11,900
Owl Rock Capital Corp. 4.00% 2025		449	434
Owl Rock Capital Corp. 3.40% 2026		6,475	5,837
Owl Rock Capital Corp. 2.625% 2027		20,600	17,505
Owl Rock Capital Corp. 2.875% 2028		1,765	1,445
Owl Rock Capital Corp. II 4.625% 2024[8]		9,285	8,893
Owl Rock Capital Corp. III 3.125% 2027[8]		14,490	12,449
Owl Rock Core Income Corp. 4.70% 2027[8]		17,775	16,410
Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[8]		22,660	21,825
PNC Financial Services Group, Inc. 2.854% 2022[12]		8,395	8,393
PNC Financial Services Group, Inc. 3.90% 2024		3,000	3,014
PNC Financial Services Group, Inc., Series O, (3-month USD-LIBOR + 3.678%) 4.964% junior subordinated perpetual bonds[9]		80	80
Prudential Financial, Inc. 4.35% 2050		6,205	5,942
Prudential Financial, Inc. 3.70% 2051		755	655
Prudential Financial, Inc., junior subordinated, 5.625% 2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)[12]		1,850	1,848
Quicken Loans, LLC 3.625% 2029[8]		6,645	5,690
Rabobank Nederland 4.375% 2025		9,000	9,037
Rocket Mortgage / Rocket Mortgage Co-Issuer, Inc. 2.875% 2026[8]		12,990	11,505
Royal Bank of Canada 1.15% 2025		12,367	11,556
Ryan Specialty Group, LLC 4.375% 2030[8]		23,070	20,850
Santander Holdings USA, Inc. 3.40% 2023		12,500	12,478
Santander Holdings USA, Inc. 3.50% 2024		11,250	11,140
Santander Holdings USA, Inc. 2.49% 2028[12]		10,650	9,478
Springleaf Finance Corp. 6.125% 2024		20,300	20,050
Starwood Property Trust, Inc. 5.50% 2023[8]		5,400	5,365
Starwood Property Trust, Inc. 4.375% 2027[8]		25,050	23,005
Sumitomo Mitsui Banking Corp. 2.174% 2027		3,125	2,877
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[8,12]		3,800	3,635
Synchrony Financial 4.375% 2024		5,095	5,088
Toronto-Dominion Bank 0.75% 2025		6,575	6,032
Toronto-Dominion Bank 1.25% 2026		8,247	7,464
Toronto-Dominion Bank 1.95% 2027		10,000	9,292
Toronto-Dominion Bank 2.45% 2032		7,500	6,498
U.S. Bancorp 3.70% 2024		10,000	10,102
U.S. Bancorp 2.375% 2026		6,000	5,802
U.S. Bancorp 4.548% 2028 (USD-SOFR + 1.66% on 7/27/2027)[12]		9,000	9,240
UBS Group AG 4.125% 2025[8]		4,425	4,451
UBS Group AG 1.364% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[8,12]		4,000	3,600
UBS Group AG 1.494% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[8,12]		6,925	6,153
UniCredit SpA 4.625% 2027[8]		1,730	1,674
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[8,12]		23,729	21,246
Wells Fargo & Company 1.654% 2024 (USD-SOFR + 1.60% on 6/2/2023)[12]		6,500	6,380

The Income Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[12]	USD	16,860	$16,240
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[12]		12,000	11,451
Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)[12]		9,350	8,878
Wells Fargo & Company 3.908% 2026 (USD-SOFR + 1.32% on 4/25/2025)[12]		4,687	4,662
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[12]		3,950	3,624
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[12]		75,547	73,053
Wells Fargo & Company 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/22/2027)[12]		281	272
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[12]		8,120	7,379
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[12]		13,850	12,226
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[12]		4,150	4,316
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[12]		7,000	6,662
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[12]		11,150	9,102
Westpac Banking Corp. 2.963% 2040		5,075	3,795
			3,403,788

Consumer discretionary 2.25%
Allied Universal Holdco, LLC 6.625% 2026[8]		16,985	16,477
Allied Universal Holdco, LLC 9.75% 2027[8]		21,570	19,806
Allied Universal Holdco, LLC 4.625% 2028[8]		15,680	13,958
Allied Universal Holdco, LLC 6.00% 2029[8]		9,565	7,376
Amazon.com, Inc. 2.70% 2060		8,300	6,001
Asbury Automotive Group, Inc. 4.625% 2029[8]		38,735	34,280
Asbury Automotive Group, Inc. 5.00% 2032[8]		3,365	2,944
Atlas LuxCo 4 SARL 4.625% 2028[8]		10,665	9,328
Bath & Body Works, Inc. 6.625% 2030[8]		13,250	12,676
Bath & Body Works, Inc. 6.875% 2035		23,458	21,559
Bath & Body Works, Inc. 6.75% 2036		2,555	2,322
Boyd Gaming Corp. 4.75% 2027		22,590	21,763
Boyd Gaming Corp. 4.75% 2031[8]		4,745	4,378
Boyne USA, Inc. 4.75% 2029[8]		22,750	21,329
Caesars Entertainment, Inc. 6.25% 2025[8]		37,810	37,762
Caesars Entertainment, Inc. 4.625% 2029[8]		23,185	19,711
Caesars Resort Collection, LLC 5.75% 2025[8]		5,020	5,027
Carnival Corp. 4.00% 2028[8]		32,200	28,152
Carvana Co. 5.625% 2025[8]		23,630	18,121
Carvana Co. 5.50% 2027[8]		34,930	23,142
Carvana Co. 5.875% 2028[8]		24,955	15,882
Carvana Co. 4.875% 2029[8]		22,055	13,219
CDI Escrow Issuer, Inc. 5.75% 2030[8]		26,335	25,776
Cedar Fair, LP / Canadas Wonderland Co. / Magnum Management Corp. / Millennium Operations, LLC 5.50% 2025[8]		29,490	29,727
Daimler Trucks Finance North America, LLC 1.125% 2023[8]		9,000	8,682
Daimler Trucks Finance North America, LLC 1.625% 2024[8]		5,525	5,230
Daimler Trucks Finance North America, LLC 3.50% 2025[8]		16,100	15,838
Daimler Trucks Finance North America, LLC 2.00% 2026[8]		14,225	12,990
Daimler Trucks Finance North America, LLC 3.65% 2027[8]		8,387	8,194
Daimler Trucks Finance North America, LLC 2.375% 2028[8]		7,500	6,627
Daimler Trucks Finance North America, LLC 2.50% 2031[8]		9,000	7,595
DaimlerChrysler North America Holding Corp. 1.75% 2023[8]		17,000	16,824
DaimlerChrysler North America Holding Corp. 3.65% 2024[8]		9,360	9,360
DaimlerChrysler North America Holding Corp. 3.30% 2025[8]		2,000	1,975
Dana, Inc. 5.625% 2028		1,305	1,217
Fertitta Entertainment, Inc. 4.625% 2029[8]		33,420	31,246
Fertitta Entertainment, Inc. 6.75% 2030[8]		12,760	10,463
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[8]		35,685	31,566
Ford Motor Co. 2.30% 2025		13,475	12,647
Ford Motor Co. 2.90% 2029		17,000	14,313
Ford Motor Credit Company, LLC 3.664% 2024		11,380	11,041
Ford Motor Credit Company, LLC 3.81% 2024		15,305	15,132
Ford Motor Credit Company, LLC 5.584% 2024		3,280	3,315
Ford Motor Credit Company, LLC 5.125% 2025		52,275	52,197
Ford Motor Credit Company, LLC 2.70% 2026		34,095	31,026
Ford Motor Credit Company, LLC 4.542% 2026		32,520	31,675
Ford Motor Credit Company, LLC 3.815% 2027		8,215	7,542

16	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Ford Motor Credit Company, LLC 4.125% 2027	USD	71,670	$68,174
Ford Motor Credit Company, LLC 4.271% 2027		117,666	112,922
Ford Motor Credit Company, LLC 4.95% 2027		57,170	56,263
Ford Motor Credit Company, LLC 2.90% 2028		19,180	16,670
Ford Motor Credit Company, LLC 5.113% 2029		25,589	24,913
Ford Motor Credit Company, LLC 4.00% 2030		25,134	22,251
General Motors Company 4.35% 2025		2,150	2,156
General Motors Company 6.125% 2025		9,825	10,341
General Motors Company 4.20% 2027		100	98
General Motors Company 6.80% 2027		1,438	1,556
General Motors Company 5.40% 2029		23,575	23,586
General Motors Company 5.60% 2032		28,000	27,990
General Motors Company 6.60% 2036		5,110	5,384
General Motors Company 6.75% 2046		12,230	12,633
General Motors Financial Co. 3.70% 2023		4,775	4,769
General Motors Financial Co. 1.20% 2024		11,390	10,663
General Motors Financial Co. 3.50% 2024		7,335	7,210
General Motors Financial Co. 2.75% 2025		9,708	9,292
General Motors Financial Co. 3.80% 2025		5,560	5,490
General Motors Financial Co. 1.25% 2026		2,755	2,487
General Motors Financial Co. 1.50% 2026		23,695	21,227
General Motors Financial Co. 4.00% 2026		1,867	1,823
General Motors Financial Co. 2.35% 2027		17,019	15,353
General Motors Financial Co. 2.70% 2027		16,256	14,669
General Motors Financial Co. 2.40% 2028		13,319	11,414
General Motors Financial Co. 2.40% 2028		9,238	8,020
General Motors Financial Co. 4.30% 2029		8,000	7,588
General Motors Financial Co. 2.35% 2031		17,998	14,515
General Motors Financial Co. 2.70% 2031		13,156	10,771
Grand Canyon University 3.25% 2023		2,500	2,469
Grand Canyon University 4.375% 2026		5,000	4,813
Hanesbrands, Inc. 4.625% 2024[8]		16,610	16,487
Hanesbrands, Inc. 4.875% 2026[8]		48,407	47,177
Hilton Grand Vacations Borrower 5.00% 2029[8]		17,560	15,576
Hilton Worldwide Holdings, Inc. 4.875% 2030		30,661	29,851
Hilton Worldwide Holdings, Inc. 4.00% 2031[8]		22,520	20,270
Home Depot, Inc. 1.50% 2028		25,000	22,657
Home Depot, Inc. 3.90% 2028		1,150	1,185
Home Depot, Inc. 2.95% 2029		5,000	4,822
Home Depot, Inc. 1.875% 2031		7,500	6,541
Home Depot, Inc. 5.95% 2041		12,500	14,859
Home Depot, Inc. 4.50% 2048		601	618
Hyundai Capital America 2.85% 2022[8]		8,235	8,224
Hyundai Capital America 3.25% 2022[8]		11,817	11,817
Hyundai Capital America 1.25% 2023[8]		7,561	7,342
Hyundai Capital America 2.375% 2023[8]		21,815	21,627
Hyundai Capital America 5.75% 2023[8]		5,000	5,066
Hyundai Capital America 0.875% 2024[8]		8,000	7,507
Hyundai Capital America 1.00% 2024[8]		10,550	9,853
Hyundai Capital America 1.80% 2025[8]		1,871	1,718
Hyundai Capital America 2.65% 2025[8]		27,917	26,806
Hyundai Capital America 5.875% 2025[8]		3,300	3,411
Hyundai Capital America 1.30% 2026[8]		9,000	8,105
Hyundai Capital America 1.50% 2026[8]		7,575	6,781
Hyundai Capital America 1.65% 2026[8]		10,625	9,504
Hyundai Capital America 2.375% 2027[8]		2,999	2,680
Hyundai Capital America 3.00% 2027[8]		20,750	19,389
Hyundai Capital America 1.80% 2028[8]		7,931	6,814
Hyundai Capital America 2.00% 2028[8]		5,009	4,295
Hyundai Capital America 2.10% 2028[8]		4,875	4,166
Hyundai Capital Services, Inc. 2.125% 2025[8]		2,600	2,458
Hyundai Capital Services, Inc. 1.25% 2026[8]		3,490	3,156
International Game Technology PLC 6.50% 2025[8]		19,330	19,676
International Game Technology PLC 5.25% 2029[8]		71,325	68,978
KB Home 7.25% 2030		10,295	10,359
KIA Corp. 2.375% 2025[8]		4,825	4,626
Kontoor Brands, Inc. 4.125% 2029[8]		5,180	4,376

The Income Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
LCM Investments Holdings II, LLC 4.875% 2029[8]	USD	13,147	$11,263
Levi Strauss & Co. 3.50% 2031[8]		28,005	25,352
Lindblad Expeditions, LLC 6.75% 2027[8]		6,830	6,283
Lithia Motors, Inc. 3.875% 2029[8]		19,355	17,269
Lithia Motors, Inc. 4.375% 2031[8]		4,550	4,136
Macy’s Retail Holdings, LLC 5.875% 2030[8]		13,450	11,553
Marriott International, Inc. 5.75% 2025		527	550
Marriott International, Inc. 3.125% 2026		660	637
Marriott International, Inc. 2.75% 2033		3,970	3,255
Marriott Ownership Resorts, Inc. 4.50% 2029[8]		2,595	2,257
Melco International Development, Ltd. 5.75% 2028[8]		11,330	8,077
Merlin Entertainment 5.75% 2026[8]		7,210	6,682
MGM Resorts International 6.00% 2023		5,355	5,408
MGM Resorts International 5.50% 2027		3,617	3,515
Midwest Gaming Borrower, LLC 4.875% 2029[8]		13,870	12,674
Mohegan Gaming & Entertainment 8.00% 2026[8]		31,585	28,350
NCL Corp., Ltd. 5.875% 2027[8]		10,560	9,731
NCL Corp., Ltd. 7.75% 2029[8]		10,560	8,491
Neiman Marcus Group, LLC 7.125% 2026[8]		6,970	6,828
Newell Brands, Inc. 5.625% 2036[12]		1,215	1,121
Newell Rubbermaid, Inc. 4.875% 2025		6,570	6,644
Newell Rubbermaid, Inc. 4.70% 2026		210	208
Nissan Motor Acceptance Co., LLC 1.125% 2024[8]		7,850	7,288
Nissan Motor Acceptance Co., LLC 1.85% 2026[8]		17,890	15,396
Nissan Motor Acceptance Co., LLC 2.45% 2028[8]		11,160	9,178
Nissan Motor Co., Ltd. 2.60% 2022[8]		6,560	6,547
Nissan Motor Co., Ltd. 3.043% 2023[8]		400	394
Nissan Motor Co., Ltd. 3.522% 2025[8]		800	770
Nissan Motor Co., Ltd. 2.00% 2026[8]		16,020	14,141
Nissan Motor Co., Ltd. 4.345% 2027[8]		4,070	3,823
Nissan Motor Co., Ltd. 2.75% 2028[8]		20,125	17,095
Nissan Motor Co., Ltd. 4.81% 2030[8]		27,800	25,258
Panther BF Aggregator 2, LP 6.25% 2026[8]		4,725	4,759
Panther BF Aggregator 2, LP 8.50% 2027[8]		16,520	16,693
Party City Holdings, Inc. 8.75% 2026[8]		44,239	26,920
Penske Automotive Group, Inc. 3.75% 2029		7,275	6,557
Premier Entertainment Sub, LLC 5.625% 2029[8]		8,850	7,168
Premier Entertainment Sub, LLC 5.875% 2031[8]		8,850	6,948
QVC, Inc. 4.75% 2027		1,751	1,478
QVC, Inc. 4.375% 2028		13,436	10,517
Real Hero Merger Sub 2, Inc. 6.25% 2029[8]		21,788	17,701
Royal Caribbean Cruises, Ltd. 11.50% 2025[8]		17,461	18,729
Royal Caribbean Cruises, Ltd. 4.25% 2026[8]		22,785	17,943
Royal Caribbean Cruises, Ltd. 5.375% 2027[8]		26,035	20,243
Sally Holdings, LLC and Sally Capital, Inc. 5.625% 2025		14,080	14,079
Sands China, Ltd. 3.80% 2026		8,325	7,509
Sands China, Ltd. 2.55% 2027[8,12]		1,727	1,439
Scientific Games Corp. 8.625% 2025[8]		13,280	13,811
Scientific Games Corp. 7.00% 2028[8]		38,659	39,378
Scientific Games Corp. 7.25% 2029[8]		25,850	26,338
Scientific Games Holdings, LP 6.625% 2030[8]		20,510	18,452
Six Flags Entertainment Corp. 4.875% 2024[8]		11,570	11,422
Six Flags Theme Parks, Inc. 7.00% 2025[8]		1,760	1,812
Sonic Automotive, Inc. 4.625% 2029[8]		37,710	32,106
Sonic Automotive, Inc. 4.875% 2031[8]		14,185	11,583
Starbucks Corp. 3.50% 2050		1,400	1,158
Stellantis Finance US, Inc. 1.711% 2027[8]		7,175	6,363
Stellantis Finance US, Inc. 2.691% 2031[8]		5,075	4,163
Tempur Sealy International, Inc. 4.00% 2029[8]		6,705	5,789
The Gap, Inc. 3.625% 2029[8]		2,507	1,842
The Gap, Inc. 3.875% 2031[8]		1,670	1,212
Toyota Motor Credit Corp. 0.45% 2024		25,283	24,319
Toyota Motor Credit Corp. 0.80% 2026		11,003	10,116
Toyota Motor Credit Corp. 1.90% 2027		10,000	9,390
Toyota Motor Credit Corp. 3.05% 2028		4,050	3,965
Travel + Leisure Co. 4.50% 2029[8]		18,020	15,540
Truck Hero, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 5.872% 2028[9,11]		24,874	22,620

18	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Vail Resorts, Inc. 6.25% 2025[8]	USD	9,270	$9,489
VICI Properties, LP 4.25% 2026[8]		3,660	3,446
VICI Properties, LP 4.625% 2029[8]		13,845	13,206
VICI Properties, LP / VICI Note Co., Inc. 3.50% 2025[8]		9,115	8,625
VICI Properties, LP / VICI Note Co., Inc. 4.625% 2025[8]		11,545	11,220
VICI Properties, LP / VICI Note Co., Inc. 3.875% 2029[8]		27,355	25,012
VICI Properties, LP / VICI Note Co., Inc. 4.125% 2030[8]		36,865	33,739
Volkswagen Group of America Finance, LLC 2.70% 2022[8]		3,150	3,148
Volkswagen Group of America Finance, LLC 3.125% 2023[8]		2,000	1,988
Volkswagen Group of America Finance, LLC 4.25% 2023[8]		7,365	7,402
Volkswagen Group of America Finance, LLC 2.85% 2024[8]		4,870	4,752
Volkswagen Group of America Finance, LLC 1.25% 2025[8]		6,021	5,474
Volkswagen Group of America Finance, LLC 3.35% 2025[8]		6,326	6,201
Volkswagen Group of America Finance, LLC 4.625% 2025[8]		2,575	2,611
Volkswagen Group of America Finance, LLC 3.20% 2026[8]		8,003	7,703
Volkswagen Group of America Finance, LLC 4.35% 2027[8]		9,175	9,132
Volkswagen Group of America Finance, LLC 4.75% 2028[8]		2,000	2,019
WASH Multifamily Acquisition, Inc. 5.75% 2026[8]		36,065	36,017
Wheel Pros, Inc. 6.50% 2029[8]		20,451	14,881
Wyndham Destinations, Inc. 4.625% 2030[8]		5,750	4,719
Wyndham Worldwide Corp. 4.375% 2028[8]		14,805	13,625
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[8]		15,648	15,550
Wynn Resorts Finance, LLC 7.75% 2025[8]		9,075	9,177
			2,723,070

Energy 2.07%
Antero Midstream Partners, LP 5.375% 2029[8]		14,760	14,440
Antero Resources Corp. 7.625% 2029[8]		8,786	9,271
Antero Resources Corp. 5.375% 2030[8]		4,660	4,585
Apache Corp. 4.25% 2030		4,870	4,701
Apache Corp. 6.00% 2037		3,565	3,431
Apache Corp. 4.75% 2043		2,565	2,104
Apache Corp. 5.35% 2049		28,900	24,162
Ascent Resources - Utica, LLC 7.00% 2026[8]		30,865	30,092
Ascent Resources - Utica, LLC 9.00% 2027[8]		959	1,165
Ascent Resources - Utica, LLC 8.25% 2028[8]		6,340	6,196
Ascent Resources - Utica, LLC 5.875% 2029[8]		8,680	7,637
Ascent Resources - Utica, LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 10.00% 2025[8,9,11]		6,827	7,231
Baker Hughes Co. 4.486% 2030		1,650	1,670
Blue Racer Midstream, LLC and Blue Racer Finance Corp. 7.625% 2025[8]		10,281	10,267
Bonanza Creek Energy, Inc. 5.00% 2026[8]		23,690	22,290
BP Capital Markets America, Inc. 2.772% 2050		3,032	2,251
California Resources Corp. 7.125% 2026[8]		26,405	26,368
Canadian Natural Resources, Ltd. 2.05% 2025		3,150	2,978
Canadian Natural Resources, Ltd. 3.85% 2027		2,760	2,699
Canadian Natural Resources, Ltd. 4.95% 2047		534	528
Cenovus Energy, Inc. 5.375% 2025		4,421	4,595
Cenovus Energy, Inc. 4.25% 2027		24,616	24,529
Cenovus Energy, Inc. 5.25% 2037		3,170	3,196
Cenovus Energy, Inc. 5.40% 2047		6,668	6,630
Centennial Resource Production, LLC 6.875% 2027[8]		2,490	2,383
Cheniere Energy Partners, LP 4.50% 2029		59,391	57,695
Cheniere Energy Partners, LP 4.00% 2031		32,845	30,569
Cheniere Energy Partners, LP 3.25% 2032		12,268	10,721
Cheniere Energy, Inc. 5.125% 2027		20,450	20,812
Cheniere Energy, Inc. 4.625% 2028		58,755	57,283
Chesapeake Energy Corp. 4.875% 2022[13]		28,085	579
Chesapeake Energy Corp. 5.50% 2026[8]		19,835	19,909
Chesapeake Energy Corp. 5.875% 2029[8]		28,785	28,961
Chesapeake Energy Corp. 6.75% 2029[8]		10,180	10,555
CNX Midstream Partners, LP 4.75% 2030[8]		8,065	6,966
CNX Resources Corp. 7.25% 2027[8]		26,180	26,541
CNX Resources Corp. 6.00% 2029[8]		29,260	28,502
Comstock Resources, Inc. 6.75% 2029[8]		17,870	17,736
Comstock Resources, Inc. 5.875% 2030[8]		15,235	14,351
Constellation Oil Services Holding SA 13.50% 2025[1,4,8]		8,659	8,659

The Income Fund of America	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Continental Resources, Inc. 5.75% 2031[8]	USD	11,330	$11,187
CQP Holdco, LP / BIP-V Chinook Holdco, LLC 5.50% 2031[8]		36,675	34,834
Devon Energy Corp. 4.50% 2030		11,418	11,084
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[8,9,10]		2,085	1,970
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[9,10]		1,889	1,785
Diamondback Energy, Inc. 4.40% 2051		8,312	7,459
Diamondback Energy, Inc. 4.25% 2052		2,422	2,084
DT Midstream, Inc. 4.125% 2029[8]		8,935	8,291
DT Midstream, Inc. 4.375% 2031[8]		8,915	8,019
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042		33,265	29,616
Enbridge Energy Partners, LP 5.875% 2025		1,145	1,203
Enbridge Energy Partners, LP 5.50% 2040		800	826
Enbridge Energy Partners, LP 7.375% 2045		9,108	11,354
Enbridge, Inc. 4.00% 2023		2,630	2,637
Enbridge, Inc. 2.50% 2025		1,600	1,550
Energy Transfer Operating, LP 5.875% 2024		629	643
Energy Transfer Operating, LP 2.90% 2025		9,203	8,850
Energy Transfer Operating, LP 3.75% 2030		16,115	14,982
Energy Transfer Operating, LP 5.00% 2050		23,598	20,848
Energy Transfer Partners, LP 4.50% 2024		2,170	2,178
Energy Transfer Partners, LP 4.75% 2026		8,000	8,061
Energy Transfer Partners, LP 4.20% 2027		7,263	7,123
Energy Transfer Partners, LP 4.95% 2028		9,400	9,485
Energy Transfer Partners, LP 6.125% 2045		7,449	7,398
Energy Transfer Partners, LP 5.30% 2047		5,722	5,158
Energy Transfer Partners, LP 6.00% 2048		8,153	7,972
Energy Transfer Partners, LP 6.25% 2049		5,891	5,903
Enterprise Products Operating, LLC 3.20% 2052		400	304
EQM Midstream Partners, LP 4.125% 2026		3,036	2,804
EQM Midstream Partners, LP 6.50% 2027[8]		38,110	38,286
EQM Midstream Partners, LP 5.50% 2028		19,665	18,633
EQM Midstream Partners, LP 4.50% 2029[8]		22,045	19,779
EQM Midstream Partners, LP 7.50% 2030[8]		11,535	11,888
EQM Midstream Partners, LP 4.75% 2031[8]		18,310	16,586
EQT Corp. 6.625% 2025[12]		16,935	17,655
EQT Corp. 5.00% 2029		6,485	6,420
EQT Corp. 7.50% 2030[12]		7,100	7,783
EQT Corp. 3.625% 2031[8]		2,115	1,939
Equinor ASA 3.00% 2027		7,000	6,875
Equinor ASA 3.625% 2028		5,265	5,281
Equinor ASA 3.25% 2049		7,583	6,379
Exxon Mobil Corp. 2.44% 2029		4,315	4,018
Exxon Mobil Corp. 2.61% 2030		1,700	1,586
Exxon Mobil Corp. 3.452% 2051		5,000	4,331
Genesis Energy, LP 5.625% 2024		3,595	3,461
Genesis Energy, LP 6.50% 2025		27,824	26,988
Genesis Energy, LP 6.25% 2026		4,500	4,183
Genesis Energy, LP 8.00% 2027		49,657	48,807
Genesis Energy, LP 7.75% 2028		17,135	16,576
Harvest Midstream I, LP 7.50% 2028[8]		17,985	17,227
Hess Midstream Operations, LP 4.25% 2030[8]		5,020	4,480
Hess Midstream Operations, LP 5.50% 2030[8]		6,070	5,663
Hess Midstream Partners, LP 5.125% 2028[8]		14,435	14,101
Hilcorp Energy I, LP 6.25% 2028[8]		4,000	3,880
Hilcorp Energy I, LP 5.75% 2029[8]		2,960	2,706
Hilcorp Energy I, LP 6.00% 2030[8]		8,150	7,408
Hilcorp Energy I, LP 6.00% 2031[8]		19,400	17,842
Holly Energy Partners, LP / Holly Energy Finance Corp. 6.375% 2027[8]		4,295	4,260
Kinder Morgan Energy Partners, LP 5.00% 2043		20,000	18,697
MPLX, LP 1.75% 2026		6,500	5,980
MPLX, LP 2.65% 2030		11,897	10,310
MPLX, LP 4.70% 2048		5,147	4,521
MPLX, LP 5.50% 2049		12,619	12,225
Nabors Industries, Inc. 7.375% 2027[8]		6,535	6,480
New Fortress Energy, Inc. 6.75% 2025[8]		18,450	18,036
New Fortress Energy, Inc. 6.50% 2026[8]		44,075	41,805
NGL Energy Operating, LLC 7.50% 2026[8]		150,364	137,815

20	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
NGL Energy Partners, LP 7.50% 2023	USD	8,821	$8,268
NGL Energy Partners, LP 6.125% 2025		26,098	20,548
Northern Oil and Gas, Inc. 8.125% 2028[8]		27,950	27,087
NuStar Logistics, LP 6.00% 2026		9,165	9,019
NuStar Logistics, LP 5.625% 2027		2,270	2,175
Oasis Midstream Partners, LP / OMP Finance Corp. 8.00% 2029[8]		41,410	41,005
Oasis Petroleum, Inc. 6.375% 2026[8]		18,124	17,871
Occidental Petroleum Corp. 2.90% 2024		13,065	12,967
Occidental Petroleum Corp. 5.875% 2025		26,705	27,245
Occidental Petroleum Corp. 8.00% 2025		22,190	24,441
Occidental Petroleum Corp. 8.50% 2027		13,000	14,874
Occidental Petroleum Corp. 6.375% 2028		10,370	11,130
Occidental Petroleum Corp. 6.625% 2030		11,445	12,711
Occidental Petroleum Corp. 8.875% 2030		43,590	52,251
Occidental Petroleum Corp. 6.125% 2031		8,850	9,497
Occidental Petroleum Corp. 6.45% 2036		1,095	1,219
Occidental Petroleum Corp. 6.60% 2046		2,000	2,212
ONEOK, Inc. 2.20% 2025		413	388
ONEOK, Inc. 5.85% 2026		14,093	14,796
ONEOK, Inc. 3.10% 2030		1,154	1,024
ONEOK, Inc. 6.35% 2031		2,500	2,682
ONEOK, Inc. 5.20% 2048		5,652	5,265
ONEOK, Inc. 4.45% 2049		960	789
ONEOK, Inc. 4.50% 2050		2,530	2,096
ONEOK, Inc. 7.15% 2051		3,048	3,303
Parkland Corp. 4.625% 2030[8]		5,545	4,974
Petróleos Mexicanos 3.50% 2023		14,822	14,761
Petróleos Mexicanos 4.625% 2023		4,243	4,222
Petróleos Mexicanos 6.875% 2025		18,955	18,599
Petróleos Mexicanos 6.875% 2026		77,241	73,938
Petróleos Mexicanos 6.50% 2027		72,935	66,044
Petróleos Mexicanos 6.50% 2029		865	744
Petróleos Mexicanos 8.75% 2029[8]		24,503	23,147
Petróleos Mexicanos 5.95% 2031		6,039	4,706
Petróleos Mexicanos 6.70% 2032		50,565	40,650
Petróleos Mexicanos 6.75% 2047		5,324	3,654
Pioneer Natural Resources Company 2.15% 2031		5,684	4,873
Plains All American Pipeline, LP 3.80% 2030		1,361	1,236
Range Resources Corp. 4.875% 2025		2,375	2,373
Range Resources Corp. 8.25% 2029		25,655	27,501
Range Resources Corp. 4.75% 2030[8]		22,135	21,171
Rattler Midstream Partners, LP 5.625% 2025[8]		3,235	3,304
Rockcliff Energy II, LLC 5.50% 2029[8]		12,125	11,730
Rockies Express Pipeline, LLC 4.95% 2029[8]		11,768	10,357
Sabine Pass Liquefaction, LLC 5.75% 2024		6,600	6,740
Sabine Pass Liquefaction, LLC 5.625% 2025		4,245	4,368
Sabine Pass Liquefaction, LLC 5.875% 2026		1,400	1,463
Sanchez Energy Corp. 7.25% 2023[8,13]		5,374	114
SM Energy Co. 6.50% 2028		2,975	2,937
Southwestern Energy Co. 5.95% 2025[12]		13,213	13,391
Southwestern Energy Co. 7.75% 2027		7,950	8,301
Southwestern Energy Co. 8.375% 2028		7,755	8,345
Southwestern Energy Co. 5.375% 2029		8,980	8,791
Southwestern Energy Co. 5.375% 2030		39,660	39,109
Southwestern Energy Co. 4.75% 2032		10,135	9,463
Statoil ASA 3.25% 2024		850	848
Statoil ASA 4.25% 2041		3,000	2,961
Suburban Propane Partners, LP / Suburban Energy Finance Corp. 5.00% 2031[8]		6,125	5,589
Sunoco Logistics Operating Partners, LP 4.00% 2027		5,586	5,409
Sunoco Logistics Operating Partners, LP 5.40% 2047		12,858	11,842
Sunoco, LP 6.00% 2027		12,160	12,118
Sunoco, LP 5.875% 2028		12,700	12,172
Sunoco, LP 4.50% 2029		10,505	9,477
Sunoco, LP 4.50% 2030		6,950	6,104
Superior Plus, LP and Superior General Partner, Inc. 4.50% 2029[8]		3,825	3,524
Tallgrass Energy Partners, LP 7.50% 2025[8]		2,400	2,408
Targa Resources Partners, LP 6.50% 2027		4,740	4,876

The Income Fund of America	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Targa Resources Partners, LP 6.875% 2029	USD	9,385	$9,701
Targa Resources Partners, LP 5.50% 2030		22,550	22,317
Teekay Offshore Partners, LP 8.50% 2023[1,4,8]		17,805	16,203
Total Capital International 3.127% 2050		8,100	6,573
Total SE 2.986% 2041		7,401	6,155
TransCanada PipeLines, Ltd. 4.10% 2030		5,254	5,171
Transocean Guardian, Ltd. 5.875% 2024[8]		4,939	4,731
Transocean Poseidon, Ltd. 6.875% 2027[8]		7,720	7,104
Valero Energy Corp. 4.00% 2029		6,000	5,850
Venture Global Calcasieu Pass, LLC 4.125% 2031[8]		36,865	34,066
Weatherford International, Ltd. 11.00% 2024[8]		8,342	8,459
Weatherford International, Ltd. 6.50% 2028[8]		22,665	21,605
Weatherford International, Ltd. 8.625% 2030[8]		56,495	51,249
Western Gas Partners, LP 4.65% 2026		5,000	4,969
Western Gas Partners, LP 4.50% 2028		30,415	29,396
Western Gas Partners, LP 5.45% 2044		1,210	1,085
Western Midstream Operating, LP 3.60% 2025 (3.35% on 8/1/2022)[12]		9,602	9,421
Western Midstream Operating, LP 4.75% 2028		3,540	3,465
Western Midstream Operating, LP 4.55% 2030 (4.30% on 8/1/2022)[12]		13,900	13,030
Williams Companies, Inc. 3.50% 2030		2,081	1,938
			2,507,421

Health care 1.76%
AbbVie, Inc. 2.95% 2026		2,890	2,822
AbbVie, Inc. 4.55% 2035		6,750	6,907
AbbVie, Inc. 4.30% 2036		1,003	999
AbbVie, Inc. 4.75% 2045		1,203	1,194
AdaptHealth, LLC 5.125% 2030[8]		15,450	14,195
AmerisourceBergen Corp. 0.737% 2023		6,664	6,545
Amgen, Inc. 4.20% 2052		2,065	1,926
Amgen, Inc. 4.40% 2062		3,999	3,752
Anthem, Inc. 2.375% 2025		2,046	1,994
AstraZeneca Finance, LLC 1.20% 2026		10,098	9,332
AstraZeneca Finance, LLC 1.75% 2028		5,612	5,151
AstraZeneca Finance, LLC 2.25% 2031		2,650	2,410
AstraZeneca PLC 3.375% 2025		4,500	4,501
Avantor Funding, Inc. 4.625% 2028[8]		27,540	26,579
Avantor Funding, Inc. 3.875% 2029[8]		12,935	11,936
Bausch Health Americas, Inc. 9.25% 2026[8]		8,225	5,745
Bausch Health Americas, Inc. 8.50% 2027[8]		5,175	3,287
Bausch Health Companies, Inc. 6.125% 2027[8]		11,350	9,699
Bausch Health Companies, Inc. 4.875% 2028[8]		29,150	23,308
Bausch Health Companies, Inc. 5.00% 2028[8]		30,469	16,321
Bausch Health Companies, Inc. 7.00% 2028[8]		9,470	5,272
Bausch Health Companies, Inc. 5.00% 2029[8]		12,675	6,449
Bausch Health Companies, Inc. 5.25% 2031[8]		20,245	10,436
Baxter International, Inc. 1.322% 2024		21,489	20,345
Baxter International, Inc. 1.915% 2027		21,489	19,840
Baxter International, Inc. 2.272% 2028		11,534	10,435
Bayer US Finance II, LLC 3.875% 2023[8]		3,850	3,853
Bayer US Finance II, LLC 4.25% 2025[8]		20,143	20,125
Bayer US Finance II, LLC 4.40% 2044[8]		13,090	10,979
Boston Scientific Corp. 1.90% 2025		9,109	8,694
Catalent Pharma Solutions, Inc. 5.00% 2027[8]		6,407	6,422
Catalent Pharma Solutions, Inc. 3.125% 2029[8]		17,495	15,530
Catalent Pharma Solutions, Inc. 3.50% 2030[8]		4,915	4,403
Centene Corp. 4.25% 2027		50,425	49,634
Centene Corp. 2.45% 2028		47,440	42,569
Centene Corp. 4.625% 2029		91,900	90,789
Centene Corp. 3.00% 2030		28,035	25,057
Centene Corp. 3.375% 2030		44,100	40,136
Centene Corp. 2.50% 2031		12,110	10,407
Centene Corp. 2.625% 2031		2,630	2,246
Charles River Laboratories International, Inc. 4.25% 2028[8]		27,840	27,256
Charles River Laboratories International, Inc. 3.75% 2029[8]		2,500	2,310
Cigna Corp. 4.80% 2038		1,609	1,644
Community Health Systems, Inc. 5.625% 2027[8]		21,210	18,921

22	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Community Health Systems, Inc. 6.00% 2029[8]	USD	8,870	$7,763
Community Health Systems, Inc. 5.25% 2030[8]		29,625	24,964
CVS Health Corp. 4.30% 2028		14,910	15,168
DaVita, Inc. 4.625% 2030[8]		16,615	13,656
Eli Lilly and Company 3.375% 2029		1,353	1,357
Encompass Health Corp. 4.50% 2028		13,743	12,747
Encompass Health Corp. 4.75% 2030		4,560	4,215
GlaxoSmithKline PLC 3.625% 2025		5,915	5,999
Grifols Escrow Issuer SA 4.75% 2028[8]		14,480	12,854
HCA, Inc. 5.375% 2026		9,680	9,997
HCA, Inc. 5.875% 2026		13,870	14,352
HCA, Inc. 3.125% 2027[8]		8,130	7,661
HCA, Inc. 5.625% 2028		20,915	21,718
HCA, Inc. 3.375% 2029[8]		9,657	8,869
HCA, Inc. 3.50% 2030		20,534	18,771
HCA, Inc. 3.625% 2032[8]		13,000	11,811
HCA, Inc. 4.375% 2042[8]		5,000	4,296
HCA, Inc. 4.625% 2052[8]		4,747	4,147
HealthEquity, Inc. 4.50% 2029[8]		20,305	18,936
Iqvia, Inc. 5.00% 2027[8]		11,510	11,542
Jazz Securities DAC 4.375% 2029[8]		14,125	13,632
Mallinckrodt PLC 10.00% 2025[8]		12,820	12,476
Merck & Co., Inc. 1.90% 2028		10,442	9,576
Merck & Co., Inc. 2.75% 2051		5,514	4,293
Molina Healthcare, Inc. 4.375% 2028[8]		25,980	25,064
Molina Healthcare, Inc. 3.875% 2030[8]		12,815	11,855
Molina Healthcare, Inc. 3.875% 2032[8]		32,460	29,863
Mozart Debt Merger Sub, Inc. 5.25% 2029[8]		19,695	17,822
Novant Health, Inc. 3.168% 2051		6,000	4,690
Novartis Capital Corp. 2.00% 2027		3,090	2,944
Option Care Health, Inc. 4.375% 2029[8]		16,705	15,264
Organon Finance 1, LLC 4.125% 2028[8]		28,670	27,146
Organon Finance 1, LLC 5.125% 2031[8]		10,730	10,059
Owens & Minor, Inc. 4.375% 2024		32,762	32,150
Owens & Minor, Inc. 4.50% 2029[8]		35,390	31,854
Par Pharmaceutical, Inc. 7.50% 2027[8]		59,082	47,770
Pfizer, Inc. 3.45% 2029		9,000	9,070
Radiology Partners, Inc. 9.25% 2028[8]		35,255	26,020
Rede D’Or Finance SARL 4.95% 2028		1,820	1,701
Rede D’Or Finance SARL 4.50% 2030		8,840	7,596
RP Escrow Issuer, LLC 5.25% 2025[8]		6,450	5,806
Select Medical Holdings Corp. 6.25% 2026[8]		18,853	18,904
Shire PLC 2.875% 2023		1,759	1,744
Summa Health 3.511% 2051		2,650	2,191
Surgery Center Holdings 10.00% 2027[8]		13,500	13,777
Syneos Health, Inc. 3.625% 2029[8]		12,340	11,060
Tenet Healthcare Corp. 4.625% 2024		5,642	5,645
Tenet Healthcare Corp. 4.875% 2026[8]		106,640	105,168
Tenet Healthcare Corp. 5.125% 2027[8]		13,695	13,523
Tenet Healthcare Corp. 4.25% 2029[8]		35,940	33,500
Tenet Healthcare Corp. 4.375% 2030[8]		10,985	10,227
Teva Pharmaceutical Finance Co. BV 6.00% 2024		76,069	76,829
Teva Pharmaceutical Finance Co. BV 7.125% 2025		30,880	31,763
Teva Pharmaceutical Finance Co. BV 3.15% 2026		100,615	91,020
Teva Pharmaceutical Finance Co. BV 4.75% 2027		90,980	87,341
Teva Pharmaceutical Finance Co. BV 6.75% 2028		207,815	208,737
Teva Pharmaceutical Finance Co. BV 5.125% 2029		87,505	80,501
Teva Pharmaceutical Finance Co. BV 4.10% 2046		104,100	73,578
Teva Pharmaceutical Finance Co., LLC 6.15% 2036		2,435	2,234
UnitedHealth Group, Inc. 1.15% 2026		5,633	5,243
UnitedHealth Group, Inc. 4.00% 2029		10,624	10,909
UnitedHealth Group, Inc. 2.00% 2030		2,102	1,882
UnitedHealth Group, Inc. 2.30% 2031		2,832	2,570
UnitedHealth Group, Inc. 4.20% 2032		8,585	8,976
UnitedHealth Group, Inc. 3.05% 2041		8,325	7,094
UnitedHealth Group, Inc. 3.25% 2051		5,379	4,541

The Income Fund of America	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
UnitedHealth Group, Inc. 4.75% 2052	USD	3,002	$3,187
Valeant Pharmaceuticals International, Inc. 5.50% 2025[8]		13,550	12,110
Valeant Pharmaceuticals International, Inc. 9.00% 2025[8]		16,475	12,002
			2,126,085

Communication services 1.58%
Alphabet, Inc. 2.25% 2060		3,900	2,723
Altice France Holding SA 10.50% 2027[8]		11,630	11,018
Altice France SA 5.125% 2029[8]		71,512	61,305
AT&T, Inc. 1.65% 2028		7,175	6,386
AT&T, Inc. 3.50% 2053		11,419	9,041
British Telecommunications PLC 9.625% 2030[12]		4,011	5,089
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.125% 2027[8]		13,485	13,229
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.00% 2028[8]		13,250	12,811
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[8]		41,075	36,583
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[8]		28,837	26,282
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[8]		41,550	36,106
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2032		19,415	16,814
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[8]		22,075	19,548
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2033[8]		37,190	31,517
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.90% 2052		5,000	3,620
Centerfield Media Parent, Inc. 6.625% 2026[8]		11,255	8,858
CenturyLink, Inc. 4.00% 2027[8]		45,226	41,724
CenturyLink, Inc. 7.65% 2042		270	211
Cogent Communications Group, Inc. 3.50% 2026[8]		10,700	10,105
Comcast Corp. 2.887% 2051		11,570	8,692
CSC Holdings, LLC 3.375% 2031[8]		18,725	15,022
Diamond Sports Group, LLC 6.625% 2027[8]		27,190	2,583
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 7.372% 2027[9,11]		13,447	12,747
DIRECTV Holdings, LLC and DIRECTV Financing Co., Inc. 5.875% 2027[8]		46,420	43,326
DISH DBS Corp. 5.125% 2029		6,370	4,172
Embarq Corp. 7.995% 2036		15,460	12,759
Fox Corp. 4.03% 2024		1,120	1,125
Front Range BidCo, Inc. 6.125% 2028[8]		23,307	18,124
Frontier Communications Corp. 5.875% 2027[8]		34,240	33,814
Frontier Communications Corp. 5.00% 2028[8]		49,395	46,499
Frontier Communications Corp. 6.75% 2029[8]		49,388	44,088
Frontier Communications Holdings, LLC 5.875% 2029		12,195	10,279
Frontier Communications Holdings, LLC 6.00% 2030[8]		9,875	8,320
Frontier Communications Holdings, LLC 8.75% 2030[8]		17,175	18,265
Gray Escrow II, Inc. 5.375% 2031[8]		7,865	6,960
Gray Television, Inc. 7.00% 2027[8]		17,880	18,017
iHeartCommunications, Inc. 5.25% 2027[8]		21,050	19,276
Inmarsat PLC 6.75% 2026[8]		16,600	16,257
Intelsat Jackson Holding Co. 6.50% 2030[8]		18,065	16,746
Kantar Group, LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 6.75% 2026[9,11]		6,332	6,000
Lamar Media Corp. 3.75% 2028		5,094	4,798
Lamar Media Corp. 4.875% 2029		21,525	20,962
Lamar Media Corp. 3.625% 2031		8,515	7,504
Level 3 Financing, Inc. 3.75% 2029[8]		10,000	8,301
Liberty Global PLC 5.50% 2028[8]		7,975	7,295
Ligado Networks, LLC 15.50% PIK 2023[8,10]		25,778	13,727
Live Nation Entertainment, Inc. 3.75% 2028[8]		5,950	5,458
Magallanes, Inc. 3.428% 2024[8]		20,413	20,108
Magallanes, Inc. 3.638% 2025[8]		17,133	16,788
Magallanes, Inc. 3.755% 2027[8]		20,795	20,000
Magallanes, Inc. 4.054% 2029[8]		5,500	5,238
Magallanes, Inc. 4.279% 2032[8]		21,453	20,037
Magallanes, Inc. 5.05% 2042[8]		18,473	16,431
Magallanes, Inc. 5.141% 2052[8]		14,538	12,821
Magallanes, Inc. 5.391% 2062[8]		5,911	5,227
Midas OpCo Holdings, LLC 5.625% 2029[8]		16,750	14,064
Netflix, Inc. 3.625% 2025[8]		290	286
Netflix, Inc. 4.875% 2028		16,905	16,817
Netflix, Inc. 5.875% 2028		26,692	27,757
Netflix, Inc. 5.375% 2029[8]		26,189	26,364
Netflix, Inc. 6.375% 2029		12,600	13,394

24	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Netflix, Inc. 4.875% 2030[8]	USD	17,802	$17,602
News Corp. 3.875% 2029[8]		17,450	16,135
News Corp. 5.125% 2032[8]		18,130	17,336
Nexstar Broadcasting, Inc. 4.75% 2028[8]		42,275	39,483
Nexstar Escrow Corp. 5.625% 2027[8]		16,305	16,377
SBA Tower Trust 1.631% 2026[8]		23,592	21,425
Scripps Escrow II, Inc. 3.875% 2029[8]		7,300	6,560
Sinclair Television Group, Inc. 4.125% 2030[8]		11,150	9,495
Sirius XM Radio, Inc. 5.00% 2027[8]		4,791	4,760
Sirius XM Radio, Inc. 4.00% 2028[8]		53,375	49,656
Sirius XM Radio, Inc. 4.125% 2030[8]		19,300	17,451
Sirius XM Radio, Inc. 3.875% 2031[8]		26,440	23,035
Sprint Corp. 7.125% 2024		10,000	10,492
Sprint Corp. 7.625% 2025		36,000	38,472
Sprint Corp. 7.625% 2026		46,595	50,874
Sprint Corp. 6.875% 2028		78,592	88,326
Sprint Corp. 8.75% 2032		22,365	29,002
Summer (BC) BidCo B, LLC 5.50% 2026[8]		10,930	9,498
Take-Two Interactive Software, Inc. 3.30% 2024		7,634	7,593
Take-Two Interactive Software, Inc. 4.00% 2032		4,502	4,399
TEGNA, Inc. 4.75% 2026[8]		12,425	12,350
TEGNA, Inc. 5.00% 2029		9,875	9,673
T-Mobile US, Inc. 2.25% 2026		8,000	7,469
T-Mobile US, Inc. 2.625% 2026		6,250	5,900
T-Mobile US, Inc. 2.05% 2028		11,475	10,297
T-Mobile US, Inc. 2.40% 2029		2,929	2,613
T-Mobile US, Inc. 3.375% 2029		20,975	19,617
T-Mobile US, Inc. 2.55% 2031		1,790	1,566
T-Mobile US, Inc. 2.875% 2031		5,775	5,120
T-Mobile US, Inc. 3.50% 2031		19,500	18,060
T-Mobile US, Inc. 2.70% 2032		6,775	5,916
T-Mobile US, Inc. 3.40% 2052		4,589	3,537
Univision Communications, Inc. 6.625% 2027[8]		39,575	39,728
Univision Communications, Inc. 4.50% 2029[8]		73,515	66,577
Univision Communications, Inc. 7.375% 2030[8]		3,975	4,030
UPC Broadband Finco BV 4.875% 2031[8]		48,900	43,346
Verizon Communications, Inc. 4.329% 2028		14,870	15,264
Verizon Communications, Inc. 2.55% 2031		6,100	5,427
Verizon Communications, Inc. 3.40% 2041		10,000	8,529
Virgin Media O2 4.25% 2031[8]		25,888	22,732
Virgin Media Secured Finance PLC 4.50% 2030[8]		26,070	23,530
VMED O2 UK Financing I PLC 4.75% 2031[8]		1,068	968
Vodafone Group PLC 4.25% 2050		7,275	6,374
VZ Secured Financing BV 5.00% 2032[8]		21,790	19,465
Warner Music Group 3.875% 2030[8]		24,040	21,951
Warner Music Group 3.00% 2031[8]		6,260	5,450
Ziggo Bond Co. BV 5.125% 2030[8]		21,600	18,443
Ziggo Bond Finance BV 4.875% 2030[8]		17,345	16,058
ZipRecruiter, Inc. 5.00% 2030[8]		17,000	15,210
			1,912,589

Industrials 1.36%
AAdvantage Loyalty IP, Ltd. 5.50% 2026[8]		7,905	7,785
ADT Security Corp. 4.125% 2029[8]		8,480	7,651
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026		3,978	3,537
Air Lease Corp. 2.875% 2026		24,541	23,011
Air Lease Corp. 2.20% 2027		8,500	7,567
Air Lease Corp. 2.10% 2028		5,900	4,900
Allison Transmission Holdings, Inc. 3.75% 2031[8]		25,185	21,785
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024		1,506	1,478
Associated Materials, LLC, Term Loan B, (3-month USD CME Term SOFR + 6.00%) 7.077% 2029[9,11]		30,000	27,450
Atkore, Inc. 4.25% 2031[8]		12,215	10,645
ATS Automation Tooling Systems, Inc. 4.125% 2028[8]		3,975	3,529
Avis Budget Car Rental, LLC 5.75% 2027[8]		12,675	12,057
Avis Budget Group, Inc. 5.375% 2029[8]		18,760	17,136
Avolon Holdings Funding, Ltd. 3.95% 2024[8]		22,645	21,836

The Income Fund of America	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Avolon Holdings Funding, Ltd. 2.125% 2026[8]	USD	17,179	$14,936
Avolon Holdings Funding, Ltd. 4.25% 2026[8]		8,919	8,311
Avolon Holdings Funding, Ltd. 2.528% 2027[8]		4,438	3,679
Avolon Holdings Funding, Ltd. 3.25% 2027[8]		17,000	14,873
Avolon Holdings Funding, Ltd. 2.75% 2028[8]		10,000	8,280
Boeing Company 1.95% 2024		523	509
Boeing Company 4.875% 2025		55,978	56,863
Boeing Company 2.196% 2026		23,708	22,086
Boeing Company 2.75% 2026		16,896	16,175
Boeing Company 3.10% 2026		1,454	1,396
Boeing Company 5.04% 2027		26,341	26,881
Boeing Company 3.25% 2028		20,952	19,497
Boeing Company 3.25% 2028		1,025	955
Boeing Company 5.15% 2030		60,468	61,104
Boeing Company 3.625% 2031		11,241	10,322
Boeing Company 3.60% 2034		9,000	7,653
Boeing Company 3.25% 2035		475	389
Boeing Company 3.50% 2039		1,264	958
Boeing Company 3.90% 2049		3,149	2,399
Boeing Company 3.75% 2050		1,805	1,370
Boeing Company 5.805% 2050		33,779	33,635
Bombardier, Inc. 7.50% 2024[8]		7,880	7,730
Bombardier, Inc. 7.50% 2025[8]		3,010	2,938
Bombardier, Inc. 7.125% 2026[8]		50,490	47,016
Bombardier, Inc. 7.875% 2027[8]		62,525	58,049
Bombardier, Inc. 6.00% 2028[8]		32,983	28,550
Builders FirstSource, Inc. 4.25% 2032[8]		8,610	7,389
Burlington Northern Santa Fe, LLC 3.55% 2050		10,000	8,891
BWX Technologies, Inc. 4.125% 2028[8]		5,190	4,925
BWX Technologies, Inc. 4.125% 2029[8]		13,360	12,563
Canadian Pacific Railway, Ltd. 1.75% 2026		3,515	3,268
Canadian Pacific Railway, Ltd. 2.45% 2031		5,255	4,727
Canadian Pacific Railway, Ltd. 3.10% 2051		5,532	4,367
Carrier Global Corp. 2.722% 2030		2,000	1,799
Carrier Global Corp. 3.577% 2050		4,100	3,259
Clarivate Science Holdings Corp. 3.875% 2028[8]		12,595	11,490
Clarivate Science Holdings Corp. 4.875% 2029[8]		25,820	22,903
CoreLogic, Inc. 4.50% 2028[8]		80,461	62,259
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 8.188% 2029[9,11]		3,525	2,644
Covanta Holding Corp. 4.875% 2029[8]		19,365	17,290
CSX Corp. 3.80% 2028		1,550	1,557
CSX Corp. 4.50% 2049		3,785	3,740
CSX Corp. 4.50% 2052		9,000	8,977
Dun & Bradstreet Corp. 5.00% 2029[8]		44,192	41,256
General Dynamics Corp. 3.625% 2030		6,433	6,430
General Electric Capital Corp. 4.418% 2035		5,563	5,500
General Electric Co., Series D, (3-month USD-LIBOR + 3.33%) 5.159% junior subordinated perpetual bonds[9]		95,170	89,103
Harsco Corp. 5.75% 2027[8]		25,420	19,341
Honeywell International, Inc. 2.30% 2024		4,405	4,338
Howmet Aerospace, Inc. 6.875% 2025		2,815	2,966
Howmet Aerospace, Inc. 5.90% 2027		5,150	5,362
Icahn Enterprises Finance Corp. 4.75% 2024		17,320	17,015
JELD-WEN Holding, Inc. 4.875% 2027[8]		15,765	13,069
L3Harris Technologies, Inc. 1.80% 2031		8,925	7,376
Labl Escrow Issuer, LLC 10.50% 2027[8]		7,095	6,758
LSC Communications, Inc. 8.75% 2023[1,4,8,13]		25,850	251
LSC Communications, Inc., Term Loan B, (USD Prime Rate + 4.50%) 7.75% 2022[1,4,9,11,13]		3,697	36
Masco Corp. 1.50% 2028		8,605	7,437
Masco Corp. 2.00% 2031		4,970	4,049
Masco Corp. 3.125% 2051		2,294	1,623
MasTec, Inc. 4.50% 2028[8]		19,290	17,899
Meritor, Inc. 4.50% 2028[8]		3,275	3,255
Mexico City Airport Trust 3.875% 2028[8]		770	687
Mexico City Airport Trust 5.50% 2046		2,303	1,742
Mexico City Airport Trust 5.50% 2047		4,482	3,418

26	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Mexico City Airport Trust 5.50% 2047[8]	USD	215	$164
Moog, Inc. 4.25% 2027[8]		11,829	11,056
Mueller Water Products, Inc. 4.00% 2029[8]		5,110	4,664
Nielsen Finance, LLC and Nielsen Finance Co. 5.625% 2028[8]		10,425	10,238
Nielsen Finance, LLC and Nielsen Finance Co. 5.875% 2030[8]		7,630	7,499
Nielsen Finance, LLC and Nielsen Finance Co. 4.75% 2031[8]		1,300	1,237
Norfolk Southern Corp. 3.05% 2050		3,727	2,920
Norfolk Southern Corp. 4.55% 2053		2,321	2,311
Northrop Grumman Corp. 3.25% 2028		8,995	8,818
Otis Worldwide Corp. 2.293% 2027		2,440	2,259
PGT Innovations, Inc. 4.375% 2029[8]		19,090	17,271
Raytheon Technologies Corp. 1.90% 2031		7,500	6,422
Roller Bearing Company of America, Inc. 4.375% 2029[8]		3,060	2,778
Rolls-Royce PLC 5.75% 2027[8]		16,750	15,860
Sensata Technologies Holding BV 4.00% 2029[8]		8,455	7,702
Sensata Technologies, Inc. 3.75% 2031[8]		7,225	6,288
Siemens AG 1.20% 2026[8]		20,585	18,974
Siemens AG 1.70% 2028[8]		11,475	10,333
SkyMiles IP, Ltd. 4.75% 2028[8]		36,495	35,673
Stericycle, Inc. 3.875% 2029[8]		29,450	26,969
The Brink’s Co. 4.625% 2027[8]		12,800	11,734
TransDigm, Inc. 6.25% 2026[8]		61,602	62,003
TransDigm, Inc. 5.50% 2027		55,399	52,386
TransDigm, Inc. 4.625% 2029		9,870	8,895
Triton Container International, Ltd. 1.15% 2024[8]		3,938	3,686
Triton Container International, Ltd. 3.15% 2031[8]		7,222	5,880
Triumph Group, Inc. 6.25% 2024[8]		30,690	29,472
Triumph Group, Inc. 8.875% 2024[8]		15,893	16,457
Triumph Group, Inc. 7.75% 2025		30,810	26,449
Uber Technologies, Inc. 8.00% 2026[8]		13,105	13,360
Union Pacific Corp. 3.75% 2025		4,720	4,782
Union Pacific Corp. 2.40% 2030		1,931	1,773
Union Pacific Corp. 2.891% 2036		3,245	2,879
Union Pacific Corp. 2.95% 2052		5,000	3,890
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024		2,328	2,328
United Airlines Holdings, Inc. 6.50% 2027[8]		40,240	40,705
United Airlines, Inc. 4.375% 2026[8]		7,700	7,403
United Airlines, Inc. 4.625% 2029[8]		24,040	22,179
United Rentals, Inc. 5.25% 2030		6,840	6,924
United Rentals, Inc. 3.875% 2031		8,600	7,858
United Rentals, Inc. 3.75% 2032		4,750	4,181
United Technologies Corp. 3.95% 2025		5,290	5,378
Vertical Holdco GMBH 7.625% 2028[8]		8,825	8,010
Vertical U.S. Newco, Inc. 5.25% 2027[8]		9,075	8,723
Virgin Australia Holdings, Ltd. 7.875% 2021[8,13]		1,750	93
WESCO Distribution, Inc. 7.125% 2025[8]		5,905	6,112
WESCO Distribution, Inc. 7.25% 2028[8]		6,435	6,675
Westinghouse Air Brake Technologies Corp. 4.40% 2024[12]		1,491	1,494
			1,639,025

Materials 1.07%
Air Products and Chemicals, Inc. 1.85% 2027		1,857	1,740
Alcoa Nederland Holding BV 5.50% 2027[8]		13,410	13,262
Alcoa Nederland Holding BV 4.125% 2029[8]		6,725	6,335
Allegheny Technologies, Inc. 4.875% 2029		30,055	25,754
Allegheny Technologies, Inc. 5.125% 2031		15,485	12,728
Anglo American Capital PLC 2.25% 2028[8]		6,553	5,745
Anglo American Capital PLC 2.625% 2030[8]		16,107	13,642
Arconic Corp. 6.00% 2025[8]		10,820	10,926
Arconic Rolled Products Corp. 6.125% 2028[8]		3,300	3,307
Ardagh Group SA 6.50% Cash 2027[8,10]		16,497	12,526
Ardagh Metal Packaging Finance USA, LLC 4.00% 2029[8]		13,540	11,674
Avient Corp. 7.125% 2030[8]		6,900	7,121
Axalta Coating Systems, LLC 4.75% 2027[8]		14,076	13,469
Ball Corp. 3.125% 2031		20,755	18,234
BWAY Parent Co., Inc. 5.50% 2024[8]		9,890	9,794
Can-Pack SA / Canpack US, LLC 3.875% 2029[8]		17,050	14,083

The Income Fund of America	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Celanese US Holdings, LLC 6.165% 2027	USD	24,000	$24,388
Celanese US Holdings, LLC 6.33% 2029		10,000	10,302
Celanese US Holdings, LLC 6.379% 2032		3,305	3,397
Cleveland-Cliffs, Inc. 5.875% 2027		58,860	58,701
Cleveland-Cliffs, Inc. 7.00% 2027		1,300	1,269
Cleveland-Cliffs, Inc. 4.625% 2029[8]		34,930	32,653
Cleveland-Cliffs, Inc. 4.875% 2031[8]		8,989	8,365
Constellium SE 3.75% 2029[8]		9,142	7,805
CRH America, Inc. 5.125% 2045[8]		350	352
CVR Partners, LP 6.125% 2028[8]		12,450	11,347
Dow Chemical Co. 3.60% 2050		13,746	11,009
Element Solutions, Inc. 3.875% 2028[8]		21,085	19,515
First Quantum Minerals, Ltd. 6.50% 2024[8]		35,546	35,318
First Quantum Minerals, Ltd. 7.50% 2025[8]		66,150	65,941
First Quantum Minerals, Ltd. 6.875% 2026[8]		24,125	23,304
First Quantum Minerals, Ltd. 6.875% 2027[8]		91,910	87,752
FMG Resources 4.375% 2031[8]		23,205	20,180
FXI Holdings, Inc. 7.875% 2024[8]		35,194	30,447
FXI Holdings, Inc. 12.25% 2026[8]		36,897	32,746
GPC Merger Sub, Inc. 7.125% 2028[8]		13,795	11,636
International Flavors & Fragrances, Inc. 1.832% 2027[8]		3,375	2,981
International Paper Co. 7.30% 2039		5,615	6,724
Kaiser Aluminum Corp. 4.625% 2028[8]		12,820	10,978
Labl, Inc. 8.25% 2029[8]		14,070	11,916
LSB Industries, Inc. 6.25% 2028[8]		10,285	9,344
LYB International Finance III, LLC 2.25% 2030		6,439	5,484
LYB International Finance III, LLC 3.625% 2051		36,739	28,248
LYB International Finance III, LLC 3.80% 2060		4,106	3,048
Mercer International, Inc. 5.125% 2029		6,055	5,683
Methanex Corp. 5.125% 2027		82,955	76,865
Mineral Resources, Ltd. 8.50% 2030[8]		30,090	30,515
Mosaic Co. 3.25% 2022		1,500	1,500
Nova Chemicals Corp. 4.25% 2029[8]		23,100	20,099
Novelis Corp. 4.75% 2030[8]		36,553	33,866
Novelis Corp. 3.875% 2031[8]		27,462	23,520
Nutrien, Ltd. 1.90% 2023		7,974	7,877
Praxair, Inc. 1.10% 2030		4,407	3,682
Rio Tinto Finance (USA), Ltd. 2.75% 2051		7,348	5,641
SCIH Salt Holdings, Inc. 4.875% 2028[8]		54,585	47,541
SCIH Salt Holdings, Inc. 6.625% 2029[8]		28,925	24,544
Scotts Miracle-Gro Co. 4.50% 2029		18,840	16,136
Scotts Miracle-Gro Co. 4.375% 2032		21,605	17,744
Sealed Air Corp. 4.00% 2027[8]		19,239	18,307
Sherwin-Williams Company 3.80% 2049		10,414	8,611
Silgan Holdings, Inc. 4.125% 2028		12,714	11,937
South32 Treasury (USA), Ltd. 4.35% 2032[8]		3,986	3,788
Summit Materials, Inc. 6.50% 2027[8]		9,760	9,604
Summit Materials, Inc. 5.25% 2029[8]		12,425	11,715
Trivium Packaging BV 5.50% 2026[8]		9,902	9,778
Trivium Packaging BV 8.50% 2027[8]		7,865	7,532
Valvoline, Inc. 4.25% 2030[8]		11,680	10,613
Valvoline, Inc. 3.625% 2031[8]		14,104	11,715
Venator Materials Corp. 5.75% 2025[8]		59,725	45,101
Venator Materials Corp. 9.50% 2025[8]		24,857	24,404
W. R. Grace Holdings, LLC 4.875% 2027[8]		11,595	11,117
W. R. Grace Holdings, LLC 5.625% 2029[8]		9,455	8,004
Warrior Met Coal, Inc. 7.875% 2028[8]		38,060	35,317
Westlake Chemical Corp. 5.00% 2046		350	334
Westlake Chemical Corp. 4.375% 2047		300	264
			1,298,844

Utilities 0.96%
Abu Dhabi National Energy Company PJSC (TAQA) 3.625% 2023[8]		543	544
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2025[8]		5,800	5,905
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2026[8]		200	206
AEP Transmission Co., LLC 3.65% 2050		250	217
AES Corp. 3.30% 2025[8]		17,950	17,131

28	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
American Electric Power Company, Inc. 2.95% 2022	USD	12,065	$12,052
American Electric Power Company, Inc. 4.30% 2028		3,300	3,305
American Water Cap Corp. 2.80% 2030		1,200	1,112
AmeriGas Partners, LP 5.50% 2025		6,850	6,895
Baltimore Gas & Electric 4.55% 2052		1,950	1,991
Calpine Corp. 5.125% 2028[8]		12,315	11,614
Calpine Corp. 3.75% 2031[8]		12,570	11,186
Colbun SA 3.95% 2027[8]		1,554	1,465
Comisión Federal de Electricidad 4.688% 2029[8]		14,525	13,348
Commonwealth Edison Co. 3.85% 2052		5,225	4,841
Consolidated Edison Company of New York, Inc. 3.60% 2061		8,390	7,071
Dominion Resources, Inc., junior subordinated, 3.071% 2024[12]		2,550	2,506
Duke Energy Indiana, Inc. 4.90% 2043		14,785	14,835
Duke Energy Indiana, Inc. 3.25% 2049		3,100	2,485
Duke Energy Progress, Inc. 4.15% 2044		2,110	1,990
Edison International 3.125% 2022		3,970	3,967
Edison International 3.55% 2024		20,475	20,173
Edison International 4.95% 2025		400	406
Edison International 5.75% 2027		6,745	7,076
Edison International 4.125% 2028		5,866	5,649
EDP Finance BV 3.625% 2024[8]		10,175	10,128
Electricité de France SA 4.75% 2035[8]		8,250	7,939
Electricité de France SA 4.875% 2038[8]		1,750	1,623
Emera US Finance, LP 0.833% 2024		1,675	1,575
Emera US Finance, LP 2.639% 2031		2,100	1,806
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[12]		36,024	35,936
Empresa Nacional de Electricidad SA 4.25% 2024		900	896
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[8,12]		37,337	38,507
Entergy Corp. 2.80% 2030		6,650	5,885
Entergy Louisiana, LLC 4.20% 2048		5,125	4,886
Eversource Energy 3.80% 2023		4,095	4,107
FirstEnergy Corp. 1.60% 2026		989	909
FirstEnergy Corp. 3.50% 2028[8]		2,500	2,386
FirstEnergy Corp. 4.10% 2028[8]		1,325	1,324
FirstEnergy Corp. 2.25% 2030		900	764
FirstEnergy Corp. 2.65% 2030		6,430	5,668
FirstEnergy Corp. 3.40% 2050		15,250	11,416
FirstEnergy Corp., Series B, 4.40% 2027[12]		49,187	48,280
FirstEnergy Transmission, LLC 2.866% 2028[8]		10,750	9,486
Georgia Power Co. 2.65% 2029		450	408
Georgia Power Co. 3.70% 2050		1,862	1,534
Gulf Power Co. 3.30% 2027		600	590
Interstate Power and Light Co. 3.25% 2024		3,250	3,224
Israel Electric Corp., Ltd. 8.10% 2096[8]		4,905	6,674
Jersey Central Power & Light Co. 2.75% 2032[8]		1,025	905
Mississippi Power Co. 3.95% 2028		6,437	6,412
Mississippi Power Co. 4.25% 2042		2,550	2,332
Monongahela Power Co. 3.55% 2027[8]		2,550	2,473
Northern States Power Co. 3.20% 2052		4,715	3,914
NRG Energy, Inc. 3.375% 2029[8]		355	307
NRG Energy, Inc. 3.625% 2031[8]		15,875	13,318
Pacific Gas and Electric Co. 3.85% 2023		8,710	8,625
Pacific Gas and Electric Co. 4.25% 2023		20,475	20,570
Pacific Gas and Electric Co. 3.40% 2024		4,510	4,362
Pacific Gas and Electric Co. 3.45% 2025		1,250	1,197
Pacific Gas and Electric Co. 2.95% 2026		22,350	20,483
Pacific Gas and Electric Co. 3.15% 2026		43,971	40,981
Pacific Gas and Electric Co. 2.10% 2027		750	642
Pacific Gas and Electric Co. 3.30% 2027		28,000	24,951
Pacific Gas and Electric Co. 3.30% 2027		10,863	9,896
Pacific Gas and Electric Co. 3.00% 2028		7,415	6,537
Pacific Gas and Electric Co. 3.75% 2028		16,225	14,653
Pacific Gas and Electric Co. 4.65% 2028		10,211	9,719
Pacific Gas and Electric Co. 4.55% 2030		64,037	59,109
Pacific Gas and Electric Co. 2.50% 2031		28,189	22,541
Pacific Gas and Electric Co. 3.25% 2031		5,850	4,903

The Income Fund of America	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Pacific Gas and Electric Co. 3.30% 2040	USD	4,050	$2,963
Pacific Gas and Electric Co. 3.75% 2042		17,045	12,080
Pacific Gas and Electric Co. 3.50% 2050		5,080	3,600
PacifiCorp 3.30% 2051		1,150	949
PacifiCorp, First Mortgage Bonds, 4.125% 2049		11,000	10,400
PG&E Corp. 5.00% 2028		46,990	43,017
PG&E Corp. 5.25% 2030		41,890	37,699
Progress Energy, Inc. 7.00% 2031		4,000	4,630
Public Service Electric and Gas Co. 3.15% 2050		1,950	1,592
Public Service Enterprise Group, Inc. 2.65% 2022		2,075	2,072
Southern California Edison Co. 1.10% 2024		5,000	4,795
Southern California Edison Co. 3.70% 2025		450	451
Southern California Edison Co. 2.85% 2029		8,900	8,110
Southern California Edison Co. 4.20% 2029		14,250	14,226
Southern California Edison Co. 2.25% 2030		909	788
Southern California Edison Co. 2.75% 2032		5,050	4,445
Southern California Edison Co. 5.35% 2035		17,725	18,399
Southern California Edison Co. 5.75% 2035		4,400	4,680
Southern California Edison Co. 5.625% 2036		16,750	17,546
Southern California Edison Co. 5.55% 2037		3,556	3,739
Southern California Edison Co. 5.95% 2038		9,331	9,997
Southern California Edison Co. 4.50% 2040		19,690	18,117
Southern California Edison Co. 4.00% 2047		15,392	12,992
Southern California Edison Co. 4.125% 2048		13,400	11,622
Southern California Edison Co. 4.875% 2049		675	640
Southern California Edison Co. 3.65% 2050		16,279	13,012
Southern California Edison Co. 3.45% 2052		7,445	5,878
Southern California Edison Co., Series C, 3.60% 2045		11,875	9,339
Southern Co. 4.25% 2036		1,300	1,254
Southern Co. 4.40% 2046		2,100	1,959
Southwestern Electric Power Co. 1.65% 2026		5,075	4,699
Talen Energy Corp. 10.50% 2026[8]		10,925	8,374
Talen Energy Corp. 7.25% 2027[8]		84,119	83,548
Talen Energy Corp., Term Loan, (3-month USD CME Term SOFR + 4.75%) 5.949% 2023[9,11]		68,515	68,429
Talen Energy Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 6.122% 2026[9,11]		29,286	27,993
Talen Energy Supply, LLC 7.625% 2028[8]		9,340	9,276
Venture Global Calcasieu Pass, LLC 3.875% 2029[8]		20,300	18,780
Virginia Electric and Power Co. 3.45% 2024		560	561
Virginia Electric and Power Co. 3.10% 2025		2,625	2,610
Virginia Electric and Power Co. 2.40% 2032		9,625	8,595
Wisconsin Power and Light Co. 3.65% 2050		350	297
Xcel Energy, Inc. 1.75% 2027		2,975	2,724
Xcel Energy, Inc. 2.60% 2029		3,500	3,165
Xcel Energy, Inc. 2.35% 2031		2,525	2,177
			1,164,970

Consumer staples 0.61%
7-Eleven, Inc. 0.80% 2024[8]		11,565	11,060
7-Eleven, Inc. 0.95% 2026[8]		4,700	4,235
7-Eleven, Inc. 1.30% 2028[8]		6,710	5,733
7-Eleven, Inc. 1.80% 2031[8]		7,001	5,712
Albertsons Companies, Inc. 3.50% 2029[8]		16,020	14,063
Altria Group, Inc. 5.80% 2039		22,295	21,131
Altria Group, Inc. 3.40% 2041		9,000	6,253
Altria Group, Inc. 4.50% 2043		4,000	3,073
Altria Group, Inc. 5.95% 2049		17,533	16,137
Altria Group, Inc. 3.70% 2051		13,741	9,166
Anheuser-Busch InBev NV 4.00% 2028		8,025	8,215
Anheuser-Busch InBev NV 4.95% 2042		9,095	9,317
Anheuser-Busch InBev NV 4.60% 2048		700	678
Anheuser-Busch InBev NV 5.55% 2049		3,550	3,909
Anheuser-Busch InBev NV 4.50% 2050		3,400	3,270
B&G Foods, Inc. 5.25% 2025		12,250	11,861
B&G Foods, Inc. 5.25% 2027		17,875	16,385
British American Tobacco International Finance PLC 3.95% 2025[8]		13,039	12,875
British American Tobacco International Finance PLC 1.668% 2026		8,990	8,131

30	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
British American Tobacco PLC 3.222% 2024	USD	8,000	$7,856
British American Tobacco PLC 3.215% 2026		8,308	7,875
British American Tobacco PLC 3.557% 2027		1,479	1,385
British American Tobacco PLC 2.259% 2028		9,610	8,243
British American Tobacco PLC 4.448% 2028		8,000	7,666
British American Tobacco PLC 4.742% 2032		8,000	7,343
British American Tobacco PLC 4.39% 2037		12,465	10,347
British American Tobacco PLC 4.54% 2047		31,490	23,545
British American Tobacco PLC 4.758% 2049		20,764	16,000
British American Tobacco PLC 3.984% 2050		4,219	2,934
British American Tobacco PLC 5.282% 2050		5,000	4,083
Central Garden & Pet Co. 4.125% 2030		22,866	19,853
Central Garden & Pet Co. 4.125% 2031[8]		14,745	12,714
Conagra Brands, Inc. 1.375% 2027		2,000	1,731
Conagra Brands, Inc. 4.85% 2028		14,860	15,178
Constellation Brands, Inc. 2.25% 2031		4,463	3,825
Coty, Inc. 4.75% 2029[8]		6,970	6,337
Darling Ingredients, Inc. 5.25% 2027[8]		19,295	19,351
Darling Ingredients, Inc. 6.00% 2030[8]		10,885	11,272
Edgewell Personal Care Co. 5.50% 2028[8]		4,040	3,968
Energizer Holdings, Inc. 4.375% 2029[8]		14,640	12,123
Imperial Tobacco Finance PLC 6.125% 2027[8]		4,745	4,875
Ingles Markets, Inc. 4.00% 2031[8]		21,200	19,114
JBS USA Food Co. 2.50% 2027[8]		12,702	11,305
JBS USA Food Co. 3.625% 2032[8]		5,113	4,271
JBS USA Lux SA 3.00% 2029[8]		9,210	7,940
JBS USA Lux SA 5.50% 2030[8]		1,120	1,091
JBS USA Lux SA 3.00% 2032[8]		9,000	7,357
Kronos Acquisition Holdings, Inc. 5.00% 2026[8]		22,182	19,065
Kronos Acquisition Holdings, Inc. 7.00% 2027[8]		10,670	8,112
Lamb Weston Holdings, Inc. 4.125% 2030[8]		33,025	30,858
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 6.00% 2026[9,11]		45,915	43,899
PepsiCo, Inc. 1.95% 2031		6,004	5,335
PepsiCo, Inc. 2.625% 2041		12,500	10,467
PepsiCo, Inc. 3.625% 2050		3,109	2,966
PepsiCo, Inc. 2.75% 2051		6,891	5,626
Performance Food Group, Inc. 5.50% 2027[8]		5,560	5,492
Performance Food Group, Inc. 4.25% 2029[8]		9,325	8,299
Philip Morris International, Inc. 2.375% 2022		5,035	5,035
Philip Morris International, Inc. 0.875% 2026		10,101	9,093
Philip Morris International, Inc. 1.75% 2030		9,986	7,958
Post Holdings, Inc. 5.625% 2028[8]		9,935	9,799
Post Holdings, Inc. 5.50% 2029[8]		20,825	19,718
Post Holdings, Inc. 4.625% 2030[8]		34,891	31,344
Prestige Brands International, Inc. 5.125% 2028[8]		8,162	7,888
Prestige Brands International, Inc. 3.75% 2031[8]		8,045	6,930
Reynolds American, Inc. 5.70% 2035		3,130	3,009
Reynolds American, Inc. 5.85% 2045		18,028	15,907
Simmons Foods, Inc. 4.625% 2029[8]		35,247	32,259
Spectrum Brands, Inc. 5.00% 2029[8]		1,617	1,454
Spectrum Brands, Inc. 5.50% 2030[8]		6,240	5,631
Spectrum Brands, Inc. 3.875% 2031[8]		4,233	3,477
US Foods, Inc. 4.625% 2030[8]		10,065	9,234
			739,641

Information technology 0.60%
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.489% 2025[9,11]		46,175	41,046
Analog Devices, Inc. 1.70% 2028		4,459	4,043
Analog Devices, Inc. 2.10% 2031		3,937	3,495
Analog Devices, Inc. 2.80% 2041		8,586	7,120
Analog Devices, Inc. 2.95% 2051		5,668	4,583
Apple, Inc. 1.20% 2028		17,000	15,356
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 7.75% 2025[9,11]		10,708	10,499
Avaya, Inc. 6.125% 2028[8]		7,100	3,354
Block, Inc. 3.50% 2031		14,380	12,472
BMC Software, Inc. 9.125% 2026[8]		14,050	13,457
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[9,11]		12,375	11,560

The Income Fund of America	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Booz Allen Hamilton, Inc. 4.00% 2029[8]	USD	22,522	$21,515
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027		6,974	6,906
Broadcom, Inc. 3.15% 2025		954	936
Broadcom, Inc. 4.00% 2029[8]		18,720	17,966
Broadcom, Inc. 4.15% 2032[8]		12,651	11,912
Broadcom, Inc. 2.60% 2033[8]		8,573	6,940
Broadcom, Inc. 3.419% 2033[8]		3,146	2,716
Broadcom, Inc. 3.469% 2034[8]		45,119	38,667
Broadcom, Inc. 3.137% 2035[8]		15,359	12,364
Broadcom, Inc. 3.187% 2036[8]		10,450	8,381
Broadcom, Inc. 3.50% 2041[8]		13,408	10,692
CDK Global, Inc. 7.25% 2029[8]		14,625	14,883
CommScope Finance, LLC 6.00% 2026[8]		29,025	28,257
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.625% 2023[9,11]		33,757	27,951
Diebold Nixdorf, Inc. 8.50% 2024		49,654	23,975
Diebold Nixdorf, Inc. 9.375% 2025[8]		86,014	67,087
Entegris Escrow Corp. 4.75% 2029[8]		9,145	8,825
Entegris, Inc. 3.625% 2029[8]		30,000	26,655
Fair Isaac Corp. 4.00% 2028[8]		22,105	20,669
Fidelity National Information Services, Inc. 1.65% 2028		1,265	1,113
Fidelity National Information Services, Inc. 2.25% 2031		3,420	2,892
Fidelity National Information Services, Inc. 3.10% 2041		2,027	1,539
Fiserv, Inc. 2.65% 2030		5,402	4,761
Gartner, Inc. 4.50% 2028[8]		17,125	16,520
Gartner, Inc. 3.625% 2029[8]		6,543	5,985
Gartner, Inc. 3.75% 2030[8]		5,300	4,880
Mastercard, Inc. 2.00% 2031		10,603	9,381
Microsoft Corp. 2.65% 2022		6,000	5,998
Microsoft Corp. 2.875% 2024		6,865	6,872
Microsoft Corp. 2.921% 2052		6,000	5,025
MoneyGram International, Inc. 5.375% 2026[8]		9,820	9,684
NCR Corp. 5.125% 2029[8]		38,774	37,311
NCR Corp. 5.25% 2030[8]		1,211	1,170
Oracle Corp. 2.80% 2027		16,500	15,545
PayPal Holdings, Inc. 2.65% 2026		5,910	5,761
PayPal Holdings, Inc. 2.30% 2030		3,300	2,959
Rocket Software, Inc. 6.50% 2029[8]		13,500	9,769
Sabre GLBL, Inc. 7.375% 2025[8]		7,125	7,074
Sabre Holdings Corp. 9.25% 2025[8]		5,100	5,195
Simon Property Group, LP 3.50% 2025		3,750	3,740
Simon Property Group, LP 2.65% 2030		4,100	3,597
Synaptics, Inc. 4.00% 2029[8]		3,700	3,234
TSMC Global, Ltd. 4.375% 2027[8]		2,935	3,000
TSMC Global, Ltd. 4.625% 2032[8]		3,326	3,431
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 7.535% 2027[9,11]		23,244	22,460
Unisys Corp. 6.875% 2027[8]		3,200	3,021
VeriSign, Inc. 2.70% 2031		3,020	2,574
Veritas Holdings, Ltd. 7.50% 2025[8]		7,115	6,024
Viavi Solutions, Inc. 3.75% 2029[8]		4,675	4,125
Visa, Inc. 3.15% 2025		8,000	8,006
Xerox Corp. 5.00% 2025[8]		12,683	12,275
			719,203

Real estate 0.54%
Alexandria Real Estate Equities, Inc. 3.95% 2028		975	964
Alexandria Real Estate Equities, Inc. 2.75% 2029		4,851	4,358
Alexandria Real Estate Equities, Inc. 3.375% 2031		2,375	2,173
Alexandria Real Estate Equities, Inc. 1.875% 2033		7,073	5,549
American Campus Communities, Inc. 4.125% 2024		24,700	24,897
American Campus Communities, Inc. 3.625% 2027		7,600	7,598
American Tower Corp. 1.45% 2026		9,408	8,421
American Tower Corp. 1.60% 2026		7,822	7,141
American Tower Corp. 3.55% 2027		2,525	2,443
American Tower Corp. 2.30% 2031		2,500	2,078
American Tower Corp. 2.95% 2051		5,000	3,550
Brandywine Operating Partnership, LP 3.95% 2023		1,639	1,639
Brookfield Property REIT, Inc. 5.75% 2026[8]		36,450	35,586

32	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Brookfield Property REIT, Inc. 4.50% 2027[8]	USD	5,215	$4,562
Corporate Office Properties, LP 2.75% 2031		7,219	5,906
Diversified Healthcare Trust 4.375% 2031		14,315	10,614
Equinix, Inc. 1.45% 2026		15,835	14,432
Equinix, Inc. 2.50% 2031		2,736	2,349
Equinix, Inc. 3.40% 2052		828	630
Essex Portfolio, LP 3.875% 2024		5,900	5,898
Essex Portfolio, LP 3.50% 2025		1,920	1,895
Extra Space Storage, Inc. 2.35% 2032		2,199	1,786
Gaming and Leisure Properties, Inc. 3.35% 2024		2,526	2,436
Howard Hughes Corp. 5.375% 2028[8]		62,215	58,350
Howard Hughes Corp. 4.125% 2029[8]		35,555	30,632
Howard Hughes Corp. 4.375% 2031[8]		61,175	51,887
Invitation Homes Operating Partnership, LP 2.00% 2031		3,800	2,987
Iron Mountain, Inc. 4.875% 2027[8]		10,665	10,209
Iron Mountain, Inc. 5.00% 2028[8]		15,096	14,379
Iron Mountain, Inc. 5.25% 2028[8]		17,489	16,743
Iron Mountain, Inc. 5.25% 2030[8]		33,830	31,705
Iron Mountain, Inc. 4.50% 2031[8]		19,670	17,304
Kennedy-Wilson Holdings, Inc. 4.75% 2029		56,615	50,045
Kennedy-Wilson Holdings, Inc. 4.75% 2030		33,682	28,999
Kennedy-Wilson Holdings, Inc. 5.00% 2031		34,353	29,336
Ladder Capital Corp. 5.25% 2025[8]		4,494	4,253
Medical Properties Trust, Inc. 5.00% 2027		6,300	6,073
Medical Properties Trust, Inc. 3.50% 2031		5,178	4,469
Park Intermediate Holdings, LLC 4.875% 2029[8]		14,600	13,461
Public Storage 1.85% 2028		8,037	7,219
Public Storage 1.95% 2028		8,107	7,215
Public Storage 2.30% 2031		6,742	5,919
Realogy Corp. 5.75% 2029[8]		32,220	26,393
Realogy Corp. 5.25% 2030[8]		21,920	17,531
RHP Hotel Properties, LP / RHP Finance Corp. 4.50% 2029[8]		12,085	11,035
RLJ Lodging Trust, LP 4.00% 2029[8]		17,780	15,780
Scentre Group 3.25% 2025[8]		10,365	9,991
Scentre Group 3.50% 2025[8]		5,455	5,342
Scentre Group 3.75% 2027[8]		3,000	2,915
Sun Communities Operating, LP 2.30% 2028		6,066	5,305
Sun Communities Operating, LP 2.70% 2031		2,191	1,827
WeWork Companies, LLC 5.00% 2025[8]		20,000	13,779
			657,988

Total corporate bonds, notes & loans			18,892,624

Mortgage-backed obligations 3.75%
Federal agency mortgage-backed obligations 3.41%
Fannie Mae Pool #932119 4.50% 2024[14]		107	110
Fannie Mae Pool #995265 5.50% 2024[14]		3	3
Fannie Mae Pool #AD8191 4.00% 2025[14]		66	68
Fannie Mae Pool #AD6392 4.50% 2025[14]		88	90
Fannie Mae Pool #AD3149 4.50% 2025[14]		49	50
Fannie Mae Pool #AD5692 4.50% 2025[14]		47	49
Fannie Mae Pool #AD6119 4.50% 2025[14]		39	40
Fannie Mae Pool #AI6180 4.00% 2026[14]		36	37
Fannie Mae Pool #AL2940 3.50% 2027[14]		165	167
Fannie Mae Pool #AL8347 4.00% 2029[14]		189	192
Fannie Mae Pool #BM1231 3.50% 2031[14]		156	157
Fannie Mae Pool #BJ5674 3.00% 2033[14]		171	172
Fannie Mae Pool #BJ6249 4.00% 2033[14]		159	163
Fannie Mae Pool #MA3541 4.00% 2033[14]		157	161
Fannie Mae Pool #254767 5.50% 2033[14]		112	120
Fannie Mae Pool #MA3611 4.00% 2034[14]		64	66
Fannie Mae Pool #BN1085 4.00% 2034[14]		9	9
Fannie Mae Pool #735228 5.50% 2035[14]		98	105
Fannie Mae Pool #AS8554 3.00% 2036[14]		11,812	11,811
Fannie Mae Pool #BE4703 3.00% 2036[14]		569	569
Fannie Mae Pool #888795 5.50% 2036[14]		640	688
Fannie Mae Pool #256308 6.00% 2036[14]		150	163
Fannie Mae Pool #878099 6.00% 2036[14]		127	137

The Income Fund of America	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #880426 6.00% 2036[14]	USD	59	$61
Fannie Mae Pool #888637 6.00% 2037[14]		996	1,084
Fannie Mae Pool #936999 6.00% 2037[14]		346	367
Fannie Mae Pool #950991 6.00% 2037[14]		257	272
Fannie Mae Pool #945832 6.50% 2037[14]		68	71
Fannie Mae Pool #995674 6.00% 2038[14]		550	599
Fannie Mae Pool #929964 6.00% 2038[14]		330	360
Fannie Mae Pool #AE0967 3.50% 2039[14]		91	92
Fannie Mae Pool #932274 4.50% 2039[14]		5,197	5,419
Fannie Mae Pool #AC0479 6.00% 2039[14]		245	260
Fannie Mae Pool #AE0443 6.50% 2039[14]		118	128
Fannie Mae Pool #AE4483 4.00% 2040[14]		1,306	1,346
Fannie Mae Pool #AE8073 4.00% 2040[14]		114	117
Fannie Mae Pool #AD4927 5.00% 2040[14]		1,393	1,480
Fannie Mae Pool #MA4387 2.00% 2041[14]		12,830	11,873
Fannie Mae Pool #AE0828 3.50% 2041[14]		37	37
Fannie Mae Pool #AB4050 4.00% 2041[14]		216	223
Fannie Mae Pool #AJ4189 4.00% 2041[14]		127	131
Fannie Mae Pool #AJ4154 4.00% 2041[14]		113	116
Fannie Mae Pool #AJ0257 4.00% 2041[14]		40	41
Fannie Mae Pool #AB2470 4.50% 2041[14]		19	20
Fannie Mae Pool #AI8482 5.00% 2041[14]		64	68
Fannie Mae Pool #AI3422 5.00% 2041[14]		55	58
Fannie Mae Pool #AI5571 5.00% 2041[14]		54	57
Fannie Mae Pool #AI4836 5.00% 2041[14]		48	50
Fannie Mae Pool #FS0305 1.50% 2042[14]		42,254	37,618
Fannie Mae Pool #AB5377 3.50% 2042[14]		12,992	13,125
Fannie Mae Pool #AO9140 3.50% 2042[14]		4,360	4,405
Fannie Mae Pool #AL2745 4.00% 2042[14]		899	927
Fannie Mae Pool #890407 4.00% 2042[14]		303	312
Fannie Mae Pool #AU3742 3.50% 2043[14]		8,572	8,641
Fannie Mae Pool #AU8813 4.00% 2043[14]		1,684	1,738
Fannie Mae Pool #AU9348 4.00% 2043[14]		1,220	1,259
Fannie Mae Pool #AU9350 4.00% 2043[14]		933	959
Fannie Mae Pool #AL8354 3.50% 2045[14]		4,803	4,854
Fannie Mae Pool #AS8310 3.00% 2046[14]		1,671	1,637
Fannie Mae Pool #BC0157 3.50% 2046[14]		21,357	21,434
Fannie Mae Pool #AL8522 3.50% 2046[14]		10,050	10,159
Fannie Mae Pool #BM1179 3.00% 2047[14]		2,019	1,974
Fannie Mae Pool #CA0854 3.50% 2047[14]		6,307	6,333
Fannie Mae Pool #CA0770 3.50% 2047[14]		338	340
Fannie Mae Pool #BM4413 4.50% 2047[14]		3,708	3,833
Fannie Mae Pool #947661 6.50% 2047[14]		34	34
Fannie Mae Pool #947554 7.00% 2047[14]		136	148
Fannie Mae Pool #920015 7.00% 2047[14]		35	38
Fannie Mae Pool #257036 7.00% 2047[14]		9	10
Fannie Mae Pool #BF0293 3.00% 2048[14]		9,711	9,467
Fannie Mae Pool #BF0318 3.50% 2048[14]		8,069	8,090
Fannie Mae Pool #FM1784 4.00% 2048[14]		8,275	8,437
Fannie Mae Pool #CA1542 4.00% 2048[14]		5,934	6,055
Fannie Mae Pool #CA4756 3.00% 2049[14]		23,543	22,850
Fannie Mae Pool #CA3807 3.00% 2049[14]		1,913	1,862
Fannie Mae Pool #CA3806 3.00% 2049[14]		1,233	1,201
Fannie Mae Pool #CA4112 3.50% 2049[14]		39,765	40,024
Fannie Mae Pool #CA3814 3.50% 2049[14]		34,762	34,988
Fannie Mae Pool #CA4802 3.50% 2049[14]		29,581	29,702
Fannie Mae Pool #CA4804 3.50% 2049[14]		26,342	26,364
Fannie Mae Pool #FM2092 3.50% 2049[14]		14,510	14,522
Fannie Mae Pool #FM1954 3.50% 2049[14]		5,142	5,138
Fannie Mae Pool #FM1589 3.50% 2049[14]		3,320	3,318
Fannie Mae Pool #CA3976 4.00% 2049[14]		61,869	62,948
Fannie Mae Pool #CA3184 4.00% 2049[14]		10,777	10,990
Fannie Mae Pool #CA4432 4.00% 2049[14]		6,977	7,083
Fannie Mae Pool #FM1668 4.00% 2049[14]		6,042	6,139
Fannie Mae Pool #CA7599 2.50% 2050[14]		50,975	48,025
Fannie Mae Pool #FM4897 3.00% 2050[14]		33,940	33,200
Fannie Mae Pool #CA8046 3.00% 2050[14]		9,891	9,749

34	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA8285 3.00% 2050[14]	USD	3,220		$3,161
Fannie Mae Pool #FM7873 2.00% 2051[14]		13,492		12,167
Fannie Mae Pool #CA8828 2.50% 2051[14]		46,393		43,645
Fannie Mae Pool #CB2319 2.50% 2051[14]		5,064		4,746
Fannie Mae Pool #CB2375 2.50% 2051[14]		4,947		4,636
Fannie Mae Pool #CB2372 2.50% 2051[14]		2,429		2,282
Fannie Mae Pool #BT9483 2.50% 2051[14]		2,420		2,269
Fannie Mae Pool #BT9510 2.50% 2051[14]		1,941		1,821
Fannie Mae Pool #CA9302 3.00% 2051[14]		47,135		46,107
Fannie Mae Pool #CA8969 3.00% 2051[14]		4,245		4,123
Fannie Mae Pool #CA8968 3.00% 2051[14]		828		806
Fannie Mae Pool #FS0647 3.00% 2052[14]		71,884		70,051
Fannie Mae Pool #FS1194 3.00% 2052[14]		13,901		13,556
Fannie Mae Pool #BF0167 3.00% 2057[14]		927		898
Fannie Mae Pool #BF0145 3.50% 2057[14]		16,496		16,539
Fannie Mae Pool #BF0264 3.50% 2058[14]		13,900		13,936
Fannie Mae Pool #BF0332 3.00% 2059[14]		72,671		70,843
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[9,14]		—	[6]	—	[6]
Fannie Mae, Series 2001-4, Class NA, 9.00% 2025[9,14]		—	[6]	—	[6]
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[14]		1,061		1,143
Fannie Mae, Series 2007-24, Class P, 6.00% 2037[14]		495		544
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[14]		120		129
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[14]		106		113
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[14]		96		108
Fannie Mae, Series 2002-W1, Class 2A, 4.996% 2042[9,14]		243		248
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[9,14]		267		267
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[9,14]		3,610		3,582
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[9,14]		3,177		3,179
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[9,14]		5,119		5,088
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[9,14]		2,331		2,327
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.474% 2026[9,14]		13,284		12,967
Freddie Mac Pool #J38387 3.00% 2033[14]		35		35
Freddie Mac Pool #G04805 4.50% 2035[14]		2,749		2,867
Freddie Mac Pool #K93766 3.00% 2036[14]		447		447
Freddie Mac Pool #K93772 3.00% 2036[14]		370		370
Freddie Mac Pool #G04553 6.50% 2038[14]		299		324
Freddie Mac Pool #G08353 4.50% 2039[14]		223		233
Freddie Mac Pool #A87892 5.00% 2039[14]		668		708
Freddie Mac Pool #A87873 5.00% 2039[14]		235		250
Freddie Mac Pool #G05937 4.50% 2040[14]		5,209		5,431
Freddie Mac Pool #A97342 4.00% 2041[14]		144		147
Freddie Mac Pool #Q02676 4.50% 2041[14]		315		323
Freddie Mac Pool #Q02849 4.50% 2041[14]		294		305
Freddie Mac Pool #Q01746 4.50% 2041[14]		151		156
Freddie Mac Pool #A96488 5.00% 2041[14]		17		18
Freddie Mac Pool #G07221 4.50% 2042[14]		864		901
Freddie Mac Pool #G07189 4.50% 2042[14]		476		498
Freddie Mac Pool #Q23190 4.00% 2043[14]		1,487		1,534
Freddie Mac Pool #Q23185 4.00% 2043[14]		1,217		1,257
Freddie Mac Pool #Z40130 3.00% 2046[14]		5,750		5,665
Freddie Mac Pool #G60559 4.00% 2046[14]		7,157		7,351
Freddie Mac Pool #V82662 4.00% 2046[14]		4,943		5,075
Freddie Mac Pool #Q44400 4.00% 2046[14]		4,665		4,779
Freddie Mac Pool #Q41909 4.50% 2046[14]		1,309		1,350
Freddie Mac Pool #Q41090 4.50% 2046[14]		561		578
Freddie Mac Pool #G61733 3.00% 2047[14]		7,190		7,036
Freddie Mac Pool #G61628 3.50% 2048[14]		693		696
Freddie Mac Pool #SD0045 4.50% 2048[14]		19,960		20,635
Freddie Mac Pool #Q63663 3.00% 2049[14]		5,576		5,420
Freddie Mac Pool #QA5125 3.50% 2049[14]		21,182		21,269
Freddie Mac Pool #SD7508 3.50% 2049[14]		15,651		15,600
Freddie Mac Pool #SD7503 3.50% 2049[14]		3,923		3,929
Freddie Mac Pool #RA1744 4.00% 2049[14]		27,033		27,482
Freddie Mac Pool #ZN3568 4.50% 2049[14]		8		8
Freddie Mac Pool #SD7528 2.00% 2050[14]		23,687		21,475
Freddie Mac Pool #RA2596 2.50% 2050[14]		15,720		14,788
Freddie Mac Pool #SD7545 2.50% 2051[14]		4,403		4,144

The Income Fund of America	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA6483 2.50% 2051[14]	USD	4,316	$4,038
Freddie Mac Pool #RA5971 3.00% 2051[14]		29,504	28,676
Freddie Mac Pool #SD7554 2.50% 2052[14]		31,536	29,598
Freddie Mac Pool #SD7551 3.00% 2052[14]		68,505	66,606
Freddie Mac, Series 3257, Class PA, 5.50% 2036[14]		1,108	1,206
Freddie Mac, Series 3286, Class JN, 5.50% 2037[14]		825	870
Freddie Mac, Series 3318, Class JT, 5.50% 2037[14]		452	486
Freddie Mac, Series K036, Class A1, Multi Family, 2.777% 2023[14]		1,906	1,904
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[9,14]		5,913	5,985
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[14]		11,055	11,028
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[14]		7,695	7,706
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[14]		4,164	4,318
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 2032[14]		35,930	33,077
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[14]		7,413	7,275
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[9,14]		7,321	7,191
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[9,14]		6,810	6,690
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[14]		974	956
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[9,14]		7,022	6,944
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[9,14]		1,840	1,808
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[14]		1,516	1,511
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[14]		3,271	3,360
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[14]		8,966	8,931
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[14]		5,209	5,111
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[14]		2,610	2,612
Government National Mortgage Assn. 2.00% 2052[14,15]		64,175	58,971
Government National Mortgage Assn. 2.50% 2052[14,15]		10,441	9,888
Government National Mortgage Assn. 3.00% 2052[14,15]		90,000	87,684
Government National Mortgage Assn. 4.00% 2052[14,15]		4,600	4,641
Government National Mortgage Assn. 4.00% 2052[14,15]		2,977	3,009
Government National Mortgage Assn. 4.50% 2052[14,15]		70,100	71,338
Government National Mortgage Assn. 4.50% 2052[14,15]		21,866	22,292
Government National Mortgage Assn. 5.00% 2052[14,15]		34,000	34,740
Government National Mortgage Assn. Pool #783687 4.50% 2041[14]		364	377
Government National Mortgage Assn. Pool #BD3903 4.00% 2048[14]		5,687	5,796
Government National Mortgage Assn. Pool #MA5192 4.00% 2048[14]		4,507	4,587
Government National Mortgage Assn. Pool #BE3194 4.00% 2048[14]		1,244	1,268
Uniform Mortgage-Backed Security 2.00% 2052[14,15]		738,499	664,044
Uniform Mortgage-Backed Security 2.50% 2052[14,15]		585,734	546,019
Uniform Mortgage-Backed Security 3.00% 2052[14,15]		139,603	134,495
Uniform Mortgage-Backed Security 3.00% 2052[14,15]		106,919	102,908
Uniform Mortgage-Backed Security 3.50% 2052[14,15]		318,400	314,339
Uniform Mortgage-Backed Security 3.50% 2052[14,15]		9,477	9,381
Uniform Mortgage-Backed Security 4.00% 2052[14,15]		285,414	286,517
Uniform Mortgage-Backed Security 4.50% 2052[14,15]		160,448	163,001
Uniform Mortgage-Backed Security 4.50% 2052[14,15]		28,072	28,568
Uniform Mortgage-Backed Security 5.00% 2052[14,15]		248,955	255,189
			4,130,691

Commercial mortgage-backed securities 0.22%
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[14]		240	238
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[14]		1,810	1,826
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[14]		2,403	2,301
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[14]		310	306
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[14]		480	477
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[9,14]		5,772	5,898
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[14]		3,772	3,410

36	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class A4, 3.507% 2064[9,14]	USD	4,590	$4,433
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[14]		5,996	6,107
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[14]		3,146	2,819
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[9,14]		1,844	1,907
Benchmark Mortgage Trust, Series 2022-B35, Class A5, 4.446% 2055[9,14]		11,644	12,242
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 2.588% 2034[8,9,14]		9,923	9,491
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 2.699% 2036[8,9,14]		7,624	7,344
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 2.898% 2036[8,9,14]		11,621	11,048
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 2.949% 2036[8,9,14]		220	209
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 3.296% 2036[8,9,14]		9,946	9,316
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 3.45% 2037[8,9,14]		10,620	10,409
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 2.669% 2038[8,9,14]		11,509	11,092
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 2.849% 2038[8,9,14]		10,508	10,181
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 2.869% 2038[8,9,14]		2,027	1,939
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 3.099% 2038[8,9,14]		1,829	1,728
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[14]		350	338
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[14]		1,440	1,426
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[8,9,14]		668	663
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[14]		550	544
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.559% 2048[9,14]		437	423
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[9,14]		450	417
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[14]		400	387
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 3.08% 2038[8,9,14]		4,485	4,391
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 3.38% 2038[8,9,14]		4,094	3,988
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 3.70% 2038[8,9,14]		4,276	4,156
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 4.25% 2038[8,9,14]		1,876	1,817
GS Mortgage Securities Trust, Series 2022-SHIP, Class A, (1-month USD CME Term SOFR + 0.731%) 2.69% 2024[8,9,14]		2,633	2,585
GS Mortgage Securities Trust, Series 2022-SHIP, Class B, (1-month USD CME Term SOFR + 1.424%) 3.383% 2024[8,9,14]		879	863
GS Mortgage Securities Trust, Series 2022-SHIP, Class D, (1-month USD CME Term SOFR + 1.607%) 3.566% 2024[8,9,14]		2,032	1,964
GS Mortgage Securities Trust, Series 2022-SHIP, Class C, (1-month USD CME Term SOFR + 1.919%) 3.878% 2024[8,9,14]		1,362	1,337
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[14]		940	920
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[14]		240	240
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[14]		6,571	5,913
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[14]		7,735	7,705
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[14]		560	549
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[14]		1,510	1,498
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 2039[8,14]		3,928	3,659
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 2039[8,14]		1,735	1,609
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 2039[8,9,14]		1,569	1,420
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[8,14]		4,858	4,342
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[9,14]		4,810	4,732
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 3.049% 2038[8,9,14]		5,935	5,728
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 3.399% 2038[8,9,14]		2,856	2,739
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[8,14]		15,628	14,088
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 2.80% 2026[8,9,14]		6,365	6,176

The Income Fund of America	37

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[14]	USD	4,811	$4,783
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[14]		960	940
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[14]		580	574
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[14]		1,550	1,518
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 2049[9,14]		446	419
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[8,14]		5,645	4,990
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 2.73% 2038[8,9,14]		9,616	9,268
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 2.959% 2039[8,9,14]		19,555	18,953
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[14]		5,698	5,590
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.083% 2048[9,14]		470	445
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[14]		185	175
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[14]		6,015	5,995
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[14]		2,405	2,279
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[14]		500	489
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[14]		480	474
			258,230

Collateralized mortgage-backed obligations (privately originated) 0.12%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[8,9,14]		3,464	3,094
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[8,14]		422	406
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 3.859% 2029[8,9,14]		3,534	3,527
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[8,9,14]		2,335	2,171
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[8,9,14]		1,563	1,512
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 2070 (6.125% on 1/29/2025)[8,12,14]		6,340	5,795
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[8,9,14]		818	808
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 3.861% 2068[8,9,14]		1,301	1,281
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[8,9,14]		550	523
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2066[8,9,14]		3,721	3,345
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 2.264% 2041[8,9,14]		856	845
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 2035[14]		1,786	1,179
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 2.977% 2047[9,14]		1,031	899
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[8,14]		10,728	9,964
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[8,9,14]		6,092	5,760
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[14]		311	305
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[8,14]		6,330	6,860
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[8,14]		5,830	6,350
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 2069[8,14]		2,196	2,250
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 2069[8,14]		1,951	2,043
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 2051[8,9,14]		7,617	6,753
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 2051[8,9,14]		7,114	6,311
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 2051[8,9,14]		6,925	6,167
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 2051[8,9,14]		6,650	5,923
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[8,9,14]		3,012	2,683
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[8,14]		6,503	5,950
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[8,9,14]		1,318	1,169
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.143% 2036[9,14]		1,370	1,329
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[8,9,14]		656	631
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[8,9,14]		2,233	2,236
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[8,9,14]		1,200	1,132
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 3.109% 2055[8,9,14]		6,060	5,891
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 2.362% 2022[8,9,14]		7,271	7,092
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2052[8,9,14]		5,700	5,046
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 2039[8,14]		2,750	2,630

38	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value| (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[8,9,14]	USD	234	$229
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.313% 2036[9,14]		1,187	865
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[1,4,8]		10,003	8,871
VM Fund I, LLC 8.625% 2028[1,4,8]		16,924	16,670
			146,495

Total mortgage-backed obligations			4,535,416

U.S. Treasury bonds & notes 3.37%
U.S. Treasury 2.54%
U.S. Treasury 2.125% 2022		28,000	27,924
U.S. Treasury 0.125% 2023		1,890	1,833
U.S. Treasury 2.375% 2023		10,000	9,973
U.S. Treasury 2.75% 2023		16,300	16,269
U.S. Treasury 2.75% 2023		10,000	9,983
U.S. Treasury 6.25% 2023		7,100	7,336
U.S. Treasury 0.25% 2024		14,000	13,409
U.S. Treasury 2.125% 2024		10,000	9,868
U.S. Treasury 3.00% 2024		195,291	195,645
U.S. Treasury 0.25% 2025		32,594	30,137
U.S. Treasury 3.00% 2025		308,462	310,304
U.S. Treasury 0.75% 2026		37,124	34,475
U.S. Treasury 0.75% 2026		24,373	22,511
U.S. Treasury 0.875% 2026		5,558	5,153
U.S. Treasury 1.125% 2026		1,963	1,837
U.S. Treasury 1.625% 2026		20,000	19,110
U.S. Treasury 0.50% 2027		10,000	8,958
U.S. Treasury 2.75% 2027		277,139	278,151
U.S. Treasury 2.75% 2027		1,000	1,002
U.S. Treasury 3.25% 2027		372,759	382,348
U.S. Treasury 1.50% 2028		10,000	9,295
U.S. Treasury 3.25% 2029		168,809	174,726
U.S. Treasury 1.50% 2030		31,651	29,201
U.S. Treasury 1.625% 2031		31,156	28,700
U.S. Treasury 2.875% 2032		526,550	536,568
U.S. Treasury 1.375% 2040[16]		149,317	110,367
U.S. Treasury 1.75% 2041		17,045	13,321
U.S. Treasury 1.875% 2041		18,564	14,943
U.S. Treasury 2.00% 2041		11,924	9,742
U.S. Treasury 2.25% 2041		25,000	21,406
U.S. Treasury 2.375% 2042		72,717	63,338
U.S. Treasury 3.25% 2042		11,777	11,799
U.S. Treasury 2.875% 2046		27,970	26,013
U.S. Treasury 2.875% 2049		25,000	23,866
U.S. Treasury 2.00% 2050		20,000	15,906
U.S. Treasury 2.00% 2051		1,710	1,356
U.S. Treasury 2.375% 2051		2,224	1,924
U.S. Treasury 2.875% 2052[16]		614,000	595,004
			3,073,701

U.S. Treasury inflation-protected securities 0.83%
U.S. Treasury Inflation-Protected Security 0.125% 2024[17]		56,944	57,489
U.S. Treasury Inflation-Protected Security 0.125% 2024[17]		14,100	14,264
U.S. Treasury Inflation-Protected Security 0.50% 2024[17]		126,020	127,819
U.S. Treasury Inflation-Protected Security 0.625% 2024[17]		182,832	185,477
U.S. Treasury Inflation-Protected Security 0.125% 2025[17]		230,366	233,277
U.S. Treasury Inflation-Protected Security 0.125% 2025[17]		70,667	71,275
U.S. Treasury Inflation-Protected Security 0.25% 2025[17]		43,177	43,711
U.S. Treasury Inflation-Protected Security 0.375% 2025[17]		45,404	46,359
U.S. Treasury Inflation-Protected Security 0.125% 2026[17]		68,940	69,553
U.S. Treasury Inflation-Protected Security 0.125% 2026[17]		32,079	32,533
U.S. Treasury Inflation-Protected Security 0.25% 2029[17]		4,855	4,936
U.S. Treasury Inflation-Protected Security 0.875% 2029[17]		69,431	73,114
U.S. Treasury Inflation-Protected Security 0.125% 2031[17]		42,906	43,017
			1,002,824

Total U.S. Treasury bonds & notes			4,076,525

The Income Fund of America	39

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations 1.00%
Aesop Funding, LLC, Series 2017-2A, Class A, 2.97% 2024[8,14]	USD	2,880	$2,869
Aesop Funding, LLC, Series 2018-1A, Class A, 3.70% 2024[8,14]		1,671	1,668
Aesop Funding, LLC, Series 2018-2A, Class A, 4.00% 2025[8,14]		9,400	9,353
Aesop Funding, LLC, Series 2019-3A, Class A, 2.36% 2026[8,14]		3,125	2,998
Aesop Funding, LLC, Series 2020-1A, Class D, 3.34% 2026[8,14]		8,500	7,704
Aesop Funding, LLC, Series 2021-1A, Class A, 1.38% 2027[8,14]		32,806	29,552
Aesop Funding, LLC, Series 2021-1A, Class B, 1.63% 2027[8,14]		1,699	1,519
Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2027[8,14]		5,663	5,264
Aesop Funding, LLC, Series 2021-1A, Class C, 2.13% 2027[8,14]		551	491
Aesop Funding, LLC, Series 2020-2A, Class B, 2.96% 2027[8,14]		1,453	1,356
Aesop Funding, LLC, Series 2021-1A, Class D, 3.71% 2027[8,14]		5,000	4,530
Aesop Funding, LLC, Series 2020-2A, Class C, 4.25% 2027[8,14]		4,605	4,393
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[8,14]		2,037	1,982
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 3.462% 2030[8,9,14]		9,191	9,060
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 3.69% 2030[8,9,14]		6,543	6,429
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[8,14]		4,591	4,548
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[8,14]		2,183	2,139
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 2027[8,14]		6,741	6,511
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[8,14]		1,201	1,147
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 2027[8,14]		4,290	4,023
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 2027[14]		3,042	2,886
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 2027[14]		3,382	3,153
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 2027[14]		7,972	7,410
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 3.679% 2028[8,9,14]		11,287	11,151
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 2.478% 2030[8,9,14]		14,610	14,406
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[8,14]		997	946
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 2046[8,14]		8,599	7,458
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 2046[8,14]		1,354	1,109
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[14]		450	447
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[14]		313	292
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[14]		307	282
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 2028[14]		1,363	1,301
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 2028[14]		1,948	1,813
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[8,14]		12,431	11,185
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 2037[8,14]		7,579	6,919
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 2037[8,14]		14,625	12,654
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[8,14]		2,746	2,468
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 3.739% 2030[8,9,14]		20,704	20,461
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[8,14]		24,519	22,545
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[8,14]		6,002	5,291
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 2060[8,14]		5,451	5,001
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 2060[8,14]		580	511
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[8,14]		15,433	13,844
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 2061[8,14]		2,914	2,550
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 2045[8,14]		3,745	3,397
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 2045[8,14]		9,965	9,118
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 2045[8,14]		1,564	1,423
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2046[8,14]		17,750	15,861
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2046[8,14]		689	607
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[8,9,14]		10	10
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[8,14]		1,142	1,141
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[8,14]		1,641	1,641
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[8,14]		1,036	1,017
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[8,14]		883	846
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[8,14]		822	819
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 2.139% 2037[9,14]		302	278
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 2.149% 2037[9,14]		549	506
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 2025[14]		3,149	3,133

40	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[14]	USD	3,822	$3,819
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[14]		114	114
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[14]		12,390	12,260
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 2027[14]		8,053	7,831
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 2029[14]		6,079	5,743
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[8,14]		84	84
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[8,14]		2,395	2,379
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[8,14]		5,535	5,520
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[8,14]		1,232	1,178
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[8,14]		671	625
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[8,14]		1,961	1,910
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 2027[8,14]		1,769	1,719
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[8,14]		1,847	1,759
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[8,14]		1,247	1,165
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 3.492% 2028[8,9,14]		21,313	21,013
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 2045[8,14]		1,731	1,558
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 2028[8,14]		12,158	11,973
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[14]		1,790	1,772
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[8,14]		1,450	1,431
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[8,14]		6,760	6,715
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[8,14]		6,475	6,458
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 2026[14]		5,579	5,390
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[14]		1,786	1,731
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 2027[14]		8,065	7,616
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[8,14]		10,117	9,444
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 2039[8,14]		4,231	4,216
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[8,14]		10,105	10,069
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[8,14]		5,634	5,623
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[8,14]		23,146	22,278
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[8,14]		3,650	3,615
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 2045[8,14]		4,341	4,070
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 2046[8,14]		1,653	1,499
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 2046[8,14]		125	112
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[8,14]		9,682	8,941
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[8,14]		17,630	16,265
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[8,14]		28,176	25,530
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[8,14]		24,328	22,077
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[8,14]		2,283	2,017
GM Financial Automobile Leasing Trust, Series 2020-2, Class B, 1.56% 2024[14]		300	298
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[14]		696	690
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[14]		984	978
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[1,4,8,14]		10,370	9,975
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[8,14]		22,756	21,326
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[8,14]		3,534	3,288
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[8,14]		1,744	1,611
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 2026[8,14]		15,340	15,161
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[8,14]		24,670	22,369
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[8,14]		3,369	3,023
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[8,14]		1,850	1,621
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 2028[8,14]		14,300	13,087
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 2028[8,14]		16,000	15,639
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 3.512% 2029[8,9,14]		5,565	5,524
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 3.732% 2030[8,9,14]		22,135	21,822
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 3.662% 2029[8,9,14]		8,035	7,931
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[8,14]		16,100	15,285
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[8,14]		3,039	2,935
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 2027[8,14]		13,019	13,017
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[8,14]		8,822	8,092
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[8,14]		11,463	10,243
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[8,14]		18,985	17,176
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[8,14]		19,445	17,829
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[8,14]		10,440	9,703
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[8,14]		18,257	17,037

The Income Fund of America	41

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[8,14]	USD	64,437	$56,989
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 3.753% 2030[8,9,14]		7,048	6,959
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 3.312% 2029[8,9,14]		17,409	17,121
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 3.61% 2029[8,9,14]		937	928
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 3.912% 2029[8,9,14]		8,409	8,160
Palmer Square Loan Funding, CLO, Series 2022-5A, Class A1, (3-month USD CME Term SOFR + 1.56%) 3.494% 2035[8,9,14]		19,571	19,375
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 2036[14]		4,926	4,877
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[8,14]		2,217	2,212
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[8,14]		1,895	1,876
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 3.452% 2030[8,9,14]		18,501	18,213
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[14]		182	181
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 2025[14]		4,137	4,086
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[14]		3,767	3,749
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[14]		21,000	20,988
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 2026[14]		7,703	7,494
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[14]		6,861	6,771
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[14]		4,422	4,291
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 2027[14]		4,974	4,796
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 2027[14]		3,708	3,490
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 2027[14]		4,938	4,656
Slam, Ltd., Series 2021-1, Class A, 2.434% 2046[8,14]		8,389	7,362
Slam, Ltd., Series 2021-1, Class B, 3.422% 2046[8,14]		1,544	1,328
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 2046[8,14]		10,307	9,534
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 3.592% 2030[8,9,14]		11,925	11,787
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[8,14]		17,582	16,066
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[8,14]		7,991	7,179
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[8,14]		7,307	6,801
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2033[8,14]		7,239	6,661
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[8,14]		5,530	5,169
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 2045[8,14]		4,965	4,552
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[8,14]		7,055	6,457
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[8,14]		7,389	6,998
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[8,14]		13,280	11,773
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[8,14]		23,670	21,380
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2046[8,14]		572	513
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 2045[8,14]		7,486	6,803
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2046[8,14]		5,895	5,180
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2046[8,14]		212	186
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 2045[8,14]		26,250	23,703
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 2046[8,14]		17,508	15,538
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 2046[8,14]		542	477
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[8,14]		3,374	3,295
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 2026[8,14]		5,157	4,985
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 2026[8,14]		6,654	6,331
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 2026[8,14]		4,413	4,146
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[8,14]		6,549	6,305
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 2027[8,14]		2,924	2,794
			1,207,110

42	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals 0.31%
California 0.01%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 2026	USD	2,170	$2,034
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 2027		3,010	2,795
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034		785	693
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 2042		1,855	1,549
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 2046		3,915	3,469
			10,540

Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 2036		400	363
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 2043		525	464
			827

Illinois 0.25%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029		28,045	29,185
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 2039		120	123
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039		53,770	54,452
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040		11,385	11,810
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 2025		23,140	20,816
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2026		110	117
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026		100	107
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028		800	893
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2028		650	726
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029		550	606
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029		300	331
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030		220	236
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030		200	219
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2031		350	382
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2031		100	107
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2032		350	380
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2033		200	216
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036		100	105
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044		140	146
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046		390	405
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042		190	190
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031		350	249
G.O. Bonds, Series 2019-A, 4.00% 2023		12,000	11,999
G.O. Bonds, Series 2013-B, 4.91% 2027		3,230	3,307

The Income Fund of America	43

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Illinois (continued)
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	USD	3,881	$3,919
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033		155,890	159,182
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023		595	602
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035		3,775	4,107
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 6.725% 2035		4,500	4,913
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 2035		350	396
			310,226

New York 0.01%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 2026		4,635	4,286
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 2028		7,675	6,972
			11,258

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031		27,915	26,768

Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 2034		22,805	22,201

Total municipals			381,820

Bonds & notes of governments & government agencies outside the U.S. 0.08%
Abu Dhabi (Emirate of) 2.50% 2025[8]		7,800	7,681
Abu Dhabi (Emirate of) 3.125% 2030[8]		7,800	7,696
Abu Dhabi (Emirate of) 1.70% 2031[8]		1,700	1,496
Abu Dhabi (Emirate of) 3.875% 2050[8]		5,350	5,081
European Investment Bank 0.75% 2026		9,910	9,063
Morocco (Kingdom of) 3.00% 2032[8]		6,000	4,751
Morocco (Kingdom of) 4.00% 2050[8]		6,000	4,057
OMERS Finance Trust 3.50% 2032[8]		7,941	7,948
OMERS Finance Trust 4.00% 2052[8]		7,941	7,611
Panama (Republic of) 3.298% 2033		7,940	6,902
Panama (Republic of) 4.50% 2063		2,065	1,639
Peru (Republic of) 1.862% 2032		8,550	6,811
Peru (Republic of) 2.78% 2060		12,800	8,720
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[8]		3,060	3,091
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[8]		790	756
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[8]		2,310	2,027
United Mexican States 2.659% 2031		9,162	7,868
United Mexican States 3.771% 2061		5,180	3,627
			96,825

Total bonds, notes & other debt instruments (cost: $30,908,561,000)			29,190,320

Short-term securities 11.27%		Shares
Money market investments 10.98%
Capital Group Central Cash Fund 1.71%[7,18]		132,923,363	13,287,019

Money market investments purchased with collateral from securities on loan 0.29%
Capital Group Central Cash Fund 1.71%[7,18,19]		1,799,492	179,877
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88%[18,19]		48,700,000	48,700
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.87%[18,19]		45,200,000	45,200

44	The Income Fund of America

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.60%[18,19]	27,800,000	$27,800
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.73%[18,19]	24,300,000	24,300
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.88%[18,19]	22,413,555	22,414
		348,291

Total short-term securities (cost: $13,639,062,000)		13,635,310
Total investment securities 102.00% (cost: $101,830,127,000)		123,441,898
Other assets less liabilities (2.00)%		(2,414,899)

Net assets 100.00%		$121,026,999

Futures contracts

					Value and
					unrealized
					(depreciation)
				Notional	appreciation
		Number of		amount	at 7/31/2022
Contracts	Type	contracts	Expiration	(000)	(000)
2 Year U.S. Treasury Note Futures	Short	8,753	September 2022	USD (1,842,164)	$(10,491)
5 Year U.S. Treasury Note Futures	Long	2,073	September 2022	235,755	1,601
10 Year U.S. Treasury Note Futures	Long	8,557	September 2022	1,036,600	25,716
10 Year Ultra U.S. Treasury Note Futures	Long	737	September 2022	96,731	5,537
20 Year U.S. Treasury Bond Futures	Long	686	September 2022	98,784	2,409
30 Year Ultra U.S. Treasury Bond Futures	Long	1,929	September 2022	305,385	9,685
					$34,457

Forward currency contracts

						Unrealized
						appreciation
Contract amount						(depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 7/31/2022 (000)
USD	198,651	GBP	159,000	Morgan Stanley	9/8/2022	$4,835
GBP	15,000	USD	17,963	Goldman Sachs	9/8/2022	322
USD	74,093	GBP	60,900	BNP Paribas	9/8/2022	(143)
						$5,014

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

							Upfront	Unrealized
				Notional		Value at	premium	depreciation
Reference	Financing	Payment	Expiration	amount		7/31/2022	received	at 7/31/2022
index	rate paid	frequency	date	(000)		(000)	(000)	(000)
CDX.NA.IG.38	1.00%	Quarterly	6/20/2027	USD	684,311	$(6,043)	$(4,306)	$(1,737)
CDX.NA.HY.38	5.00%	Quarterly	6/20/2027		693,203	(7,987)	(1,495)	(6,492)
						$(14,030)	$(5,801)	$(8,229)

The Income Fund of America	45

Swap contracts (continued)

Credit default swaps (continued)

Centrally cleared credit default swaps on credit indices — sell protection

							Upfront	Unrealized
				Notional		Value at	premium	depreciation
Financing	Payment	Reference	Expiration	amount		7/31/2022	paid	at 7/31/2022
rate received	frequency	index	date	(000)		(000)	(000)	(000)
5.00%	Quarterly	CDX.NA.HY.37	12/20/2026	USD	396,002	$9,344	$20,288	$(10,944)

Investments in affiliates7

	Value of affiliates at 8/1/2021 (000)	Additions (000)	Reductions (000)		Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend or interest income (000)
Common stocks 1.23%
Health care 0.04%
Rotech Healthcare, Inc.[1,2,4,5]	$56,490	$—	$—		$—	$(1,086)	$55,404	$—

Real estate 0.00%
Gaming and Leisure Properties, Inc. REIT[20]	781,682	—	231,004		21,125	15,899	—	41,131
MGM Growth Properties LLC REIT, Class A21	435,089	—	337,839		321	(97,571)	—	14,301
							—

Industrials 0.18%
ManpowerGroup, Inc.	322,873	—	—		—	(109,376)	213,497	7,134
New AMI I, LLC[21]	71,111	—	56,273		6,659	(21,497)	—	—
							213,497

Utilities 0.90%
Brookfield Infrastructure Partners, LP	846,912	152,307	—	[6]	— [6]	89,355	1,088,574	35,314
DTE Energy Company[20]	1,092,278	177,389	200,048		12,724	94,731	—	30,688
							1,088,574

Consumer discretionary 0.11%
Domino’s Pizza Group PLC[1]	178,546	—	—		—	(71,476)	107,070	4,003
Puuilo OYJ[1,3]	52,058	—	—		—	(24,083)	27,975	872
Lumi Gruppen AS1,22	15,394	—	338		(432)	(10,831)	3,793	216
Darden Restaurants, Inc.[20]	964,957	156,485	213,711		(28,242)	(127,507)	—	30,445
							138,838

Communication services 0.00%
Koninklijke KPN NV1,20	696,203	—	32,847		4,010	1,087	—	30,732
Total common stocks							1,496,313

Convertible stocks 0.00%
Utilities 0.00%
DTE Energy Company, convertible preferred units, 6.25% 2022[20]	46,304	—	11,009		(122)	(65)	—	2,299

Bonds, notes & other debt instruments 0.00%
Health care 0.00%
Rotech Healthcare, Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% PIK 2023[21]	17,289	1,168	18,457		444	(444)	—	1,621

Short-term securities 11.13%
Money market investments 10.98%
Capital Group Central Cash Fund 1.71%[18]	7,270,565	18,245,635	12,223,884		(536)	(4,761)	13,287,019	41,191

46	The Income Fund of America

Investments in affiliates7 (continued)

	Value of affiliates at 8/1/2021 (000)	Additions (000)		Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend or interest income (000)
Money market investments purchased with collateral from securities on loan 0.15%
Capital Group Central Cash Fund 1.71%[18,19]	$2,151	$177,726	[23]				$179,877	$—	[24]
Total short-term securities							13,466,896
Total 12.36%					$15,951	$(267,625)	$14,963,209	$239,947

Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)		Percent of net assets
Rotech Healthcare, Inc.[1,2,4,7]	11/26/2014	$19,660	$55,404		.05%
Ascent Resources - Utica, LLC, Class A1,2,4	4/25/2016-11/15/2016	56,848	29,758		.02
Sberbank of Russia PJSC[1,2,4]	6/14/2022	83,081	—	[6]	.00
Total		$159,589	$85,162		.07%

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $15,065,589,000, which represented 12.45% of the net assets of the fund. This amount includes $14,694,513,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $482,194,000, which represented .40% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Value determined using significant unobservable inputs.
[5]	Restricted security, other than Rule 144A, subject to legal or contractual restrictions on resale, including private placement securities not registered under the Securities Act of 1933. The total value of all such restricted securities was $85,162,000, which represented .07% of the net assets of the fund.
[6]	Amount less than one thousand.
[7]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[8]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,256,291,000, which represented 9.30% of the net assets of the fund.
[9]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[11]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $351,843,000, which represented .29% of the net assets of the fund.
[12]	Step bond; coupon rate may change at a later date.
[13]	Scheduled interest and/or principal payment was not received.
[14]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[15]	Purchased on a TBA basis.
[16]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $68,711,000, which represented .06% of the net assets of the fund.
[17]	Index-linked bond whose principal amount moves with a government price index.
[18]	Rate represents the seven-day yield at 7/31/2022.
[19]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[20]	Affiliated issuer during the reporting period but no longer an affiliate at 7/31/2022. Refer to the investment portfolio for the security value at 7/31/2022.
[21]	Affiliated issuer during the reporting period but no longer held at 7/31/2022.
[22]	This security changed its name during the reporting period.
[23]	Represents net activity. Refer to Note 5 for more information on securities lending.
[24]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

The Income Fund of America	47

Key to abbreviations

ADR = American Depositary Receipts

Assn. = Association

Auth. = Authority

CAD = Canadian dollars

CDI = CREST Depository Interest

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

GBP = British pounds

ICE = Intercontinental Exchange, Inc.

LIBOR = London Interbank Offered Rate

PIK = Payment In Kind

Ref. = Refunding

REIT = Real Estate Investment Trust

Rev. = Revenue

SDR = Swedish Depositary Receipts

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

48	The Income Fund of America

Financial statements

Statement of assets and liabilities
at July 31, 2022	(dollars in thousands)

Assets:
Investment securities, at value (includes $482,194 of investment securities on loan):
Unaffiliated issuers (cost: $87,192,852)	$108,478,689
Affiliated issuers (cost: $14,637,275)	14,963,209	$123,441,898
Cash		1,188
Cash denominated in currencies other than U.S. dollars (cost: $64,937)		65,108
Unrealized appreciation on open forward currency contracts		5,157
Receivables for:
Sales of investments	5,056,074
Sales of fund’s shares	62,980
Dividends and interest	580,261
Securities lending income	268
Variation margin on futures contracts	5,913
Variation margin on centrally cleared swap contracts	648
Other	31	5,706,175
		129,219,526
Liabilities:
Collateral for securities on loan		348,291
Unrealized depreciation on open forward currency contracts		143
Unrealized depreciation on unfunded commitments		102
Payables for:
Purchases of investments	7,731,466
Repurchases of fund’s shares	53,340
Investment advisory services	23,353
Services provided by related parties	22,953
Trustees’ deferred compensation	4,176
Variation margin on futures contracts	200
Variation margin on centrally cleared swap contracts	1,759
Other	6,744	7,843,991
Net assets at July 31, 2022		$121,026,999

Net assets consist of:
Capital paid in on shares of beneficial interest		$93,468,552
Total distributable earnings		27,558,447
Net assets at July 31, 2022		$121,026,999

Refer to the notes to financial statements.

The Income Fund of America	49

Financial statements (continued)

Statement of assets and liabilities at July 31, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (5,082,276 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$78,104,741	3,277,971		$23.83
Class C	2,236,310	95,314		23.46
Class T	11	—	*	23.83
Class F-1	2,353,201	99,071		23.75
Class F-2	12,656,203	531,772		23.80
Class F-3	4,840,267	203,265		23.81
Class 529-A	1,868,393	78,624		23.76
Class 529-C	71,075	2,998		23.70
Class 529-E	57,778	2,441		23.67
Class 529-T	14	1		23.83
Class 529-F-1	12	—	*	23.75
Class 529-F-2	130,651	5,483		23.83
Class 529-F-3	12	1		23.83
Class R-1	67,810	2,867		23.66
Class R-2	368,729	15,697		23.49
Class R-2E	36,812	1,550		23.75
Class R-3	728,702	30,725		23.72
Class R-4	814,755	34,269		23.78
Class R-5E	159,506	6,706		23.79
Class R-5	316,851	13,299		23.83
Class R-6	16,215,166	680,222		23.84

*	Amount less than one thousand.

Refer to the notes to financial statements.

50	The Income Fund of America

Financial statements (continued)

Statement of operations
for the year ended July 31, 2022	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $85,212; also includes $238,326 from affiliates)	$3,674,292
Interest (includes $1,621 from affiliates)	1,094,961
Securities lending income (net of fees)	5,161	$4,774,414
Fees and expenses*:
Investment advisory services	273,010
Distribution services	252,458
Transfer agent services	66,986
Administrative services	37,817
529 plan services	1,285
Reports to shareholders	2,206
Registration statement and prospectus	1,560
Trustees’ compensation	(209)
Auditing and legal	427
Custodian	3,107
Other	275	638,922
Net investment income		4,135,492

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	4,336,797
Affiliated issuers	15,951
Futures contracts	11,295
Swap contracts	(7,908)
Currency transactions	(5,178)	4,350,957
Net unrealized (depreciation) appreciation on:
Investments:
Unaffiliated issuers	(10,150,219)
Affiliated issuers	(267,625)
Futures contracts	78,072
Forward currency contracts	5,014
Swap contracts	(18,997)
Currency translations	(3,889)	(10,357,644)
Net realized gain and unrealized depreciation		(6,006,687)

Net decrease in net assets resulting from operations		$(1,871,195)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

The Income Fund of America	51

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Year ended July 31,
	2022	2021
Operations:
Net investment income	$4,135,492	$3,719,135
Net realized gain	4,350,957	6,385,448
Net unrealized (depreciation) appreciation	(10,357,644)	13,419,224
Net (decrease) increase in net assets resulting from operations	(1,871,195)	23,523,807

Distributions paid to shareholders	(8,514,409)	(3,728,342)

Net capital share transactions	4,896,612	(1,775,759)

Total (decrease) increase in net assets	(5,488,992)	18,019,706

Net assets:
Beginning of year	126,515,991	108,496,285
End of year	$121,026,999	$126,515,991

Refer to the notes to financial statements.

52	The Income Fund of America

Notes to financial statements

1. Organization

The Income Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

The Income Fund of America	53

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

54	The Income Fund of America

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of July 31, 2022 (dollars in thousands):

The Income Fund of America	55

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Consumer staples	$10,363,211	$1,560,782	$—		$11,923,993
Financials	9,467,390	2,308,579	17,710		11,793,679
Health care	7,802,884	2,579,983	55,404		10,438,271
Energy	6,724,372	808,634	29,913		7,562,919
Real estate	6,963,449	86,972	—		7,050,421
Industrials	4,985,236	1,924,203	—		6,909,439
Utilities	5,083,080	1,285,735	—		6,368,815
Information technology	4,964,680	1,343,948	—		6,308,628
Consumer discretionary	4,320,466	632,361	3,623		4,956,450
Communication services	2,611,228	1,068,155	—		3,679,383
Materials	1,396,832	1,190,735	—		2,587,567
Preferred securities	269,889	99,794	2,604		372,287
Rights & warrants	—	3,370	—	*	3,370
Convertible stocks	660,469	—	—		660,469
Convertible bonds & notes	—	—	577		577
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	—	18,853,695	38,929		18,892,624
Mortgage-backed obligations	—	4,509,875	25,541		4,535,416
U.S. Treasury bonds & notes	—	4,076,525	—		4,076,525
Asset-backed obligations	—	1,197,135	9,975		1,207,110
Municipals	—	381,820	—		381,820
Bonds & notes of governments & government agencies outside the U.S.	—	96,825	—		96,825
Short-term securities	13,635,310	—	—		13,635,310
Total	$79,248,496	$44,009,126	$184,276		$123,441,898

	Other investments†
	Level 1	Level 2	Level 3		Total
Assets:
Unrealized appreciation on futures contracts	$44,948	$—	$—		$44,948
Unrealized appreciation on open forward currency contracts	—	5,157	—		5,157
Liabilities:
Unrealized depreciation on futures contracts	(10,491)	—	—		(10,491)
Unrealized depreciation on open forward currency contracts	—	(143)	—		(143)
Unrealized depreciation on centrally cleared credit default swaps	—	(19,173)	—		(19,173)
Total	$34,457	$(14,159)	$—		$20,298

*	Amount less than one thousand.
†	Futures contracts, forward currency contracts and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline –sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in

56	The Income Fund of America

securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities in order to enjoy lower interest rates in a higher interest rate environment, causing the market prices of such securities to decline more than they would have declined due to the rise in interest rates alone. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The Income Fund of America	57

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of July 31, 2022, the total value of securities on loan was $482,194,000, and the total value of collateral received was $500,893,000. Collateral received includes cash of $348,291,000 and U.S. government securities of $152,602,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of July 31, 2022, the fund’s maximum exposure of unfunded bond commitments was $7,337,000, which would represent less than .01% of the net assets of the fund should such commitments become due. Unrealized depreciation of $102,000 is disclosed as unrealized depreciation on unfunded commitments in the fund’s statement of assets and liabilities and is included in net unrealized depreciation on investments in unaffiliated issuers in the fund’s statement of operations.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by

58	The Income Fund of America

the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $5,920,392,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $281,726,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no

The Income Fund of America	59

credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $531,545,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forwards currency contracts and credit default swaps as of, or for the year ended, July 31, 2022 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$44,948	Unrealized depreciation*	$10,491
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	5,157	Unrealized depreciation on open forward currency contracts	143
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	19,173
			$50,105		$29,807

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$11,295	Net unrealized appreciation on futures contracts	$78,072
Forward currency	Currency	Net realized gain on forward currency contracts	—	Net unrealized appreciation on forward currency contracts	5,014
Swap	Credit	Net realized loss on swap contracts	(7,908)	Net unrealized depreciation on swap contracts	(18,997)
			$3,387		$64,089

*	Includes cumulative appreciation/depreciation on futures contracts and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, forward currency contracts, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

60	The Income Fund of America

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of July 31, 2022, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral	*	Cash collateral *	Net amount
Assets:
Goldman Sachs	$322	$—	$—		$—	$322
Morgan Stanley	4,835	—	—		(4,835)	—
Total	$5,157	$—	$—		$(4,835)	$322
Liabilities:
BNP Paribas	$143	$—	$—		$—	$143

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended July 31, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended July 31, 2022, the fund recognized $868,000 in reclaims (net of $767,000 in fees and the effect of realized gain or loss from currency translations) and $333,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended July 31, 2022, the fund reclassified $205,306,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

The Income Fund of America	61

As of July 31, 2022, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$1,693,960
Undistributed long-term capital gains	4,876,983
Post-October capital loss deferral[1]	(750,000)
Gross unrealized appreciation on investments	25,427,586
Gross unrealized depreciation on investments	(3,658,732)
Net unrealized appreciation on investments	21,768,854
Cost of investments	101,678,855

[1]	This deferral is considered incurred in the subsequent year.

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Year ended July 31, 2022						Year ended July 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$2,381,084		$3,111,969		$5,493,053		$2,398,270		$—	$2,398,270
Class C	55,874		100,545		156,419		68,994		—	68,994
Class T	—	[2]	—	[2]	—	[2]	—	[2]	—	—	[2]
Class F-1	72,699		98,385		171,084		101,249		—	101,249
Class F-2	395,103		476,920		872,023		367,247		—	367,247
Class F-3	155,715		181,655		337,370		144,018		—	144,018
Class 529-A	56,284		74,403		130,687		57,547		—	57,547
Class 529-C	1,710		3,189		4,899		2,259		—	2,259
Class 529-E	1,628		2,378		4,006		1,762		—	1,762
Class 529-T	1		1		2		—	[2]	—	—	[2]
Class 529-F-1	—	[2]	—	[2]	—	[2]	742		—	742
Class 529-F-2[3]	3,986		4,783		8,769		2,790		—	2,790
Class 529-F-3[3]	—	[2]	—	[2]	—	[2]	—	[2]	—	—	[2]
Class R-1	1,539		2,762		4,301		1,908		—	1,908
Class R-2	8,533		15,271		23,804		9,585		—	9,585
Class R-2E	956		1,506		2,462		992		—	992
Class R-3	20,260		30,261		50,521		22,819		—	22,819
Class R-4	25,053		33,177		58,230		29,229		—	29,229
Class R-5E	5,026		6,162		11,188		2,903		—	2,903
Class R-5	10,490		12,596		23,086		13,204		—	13,204
Class R-6	532,394		630,111		1,162,505		502,824		—	502,824
Total	$3,728,335		$4,786,074		$8,514,409		$3,728,342		$—	$3,728,342

[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.121% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, based on a rate of 2.25% of the fund’s monthly gross income. For the year ended July 31, 2022, the investment advisory services fees were $273,010,000, which were equivalent to an annualized rate of 0.217% of average daily net assets.

62	The Income Fund of America

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of July 31, 2022, unreimbursed expenses subject to reimbursement totaled $12,142,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

Prior to January 1, 2022, the quarterly fees were based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2022, the quarterly fees were amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended July 31, 2022, the 529 plan services fees were $1,285,000, which were equivalent to 0.058% of the average daily net assets of each 529 share class.

The Income Fund of America	63

For the year ended July 31, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$204,652	$44,146		$24,558		Not applicable
Class C	25,624	1,392		769		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	6,393	3,165		767		Not applicable
Class F-2	Not applicable	13,231		3,810		Not applicable
Class F-3	Not applicable	28		1,454		Not applicable
Class 529-A	4,604	950		587		$1,128
Class 529-C	821	41		25		48
Class 529-E	307	13		18		35
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	45		39		74
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	721	63		22		Not applicable
Class R-2	2,964	1,343		119		Not applicable
Class R-2E	238	80		12		Not applicable
Class R-3	3,940	1,146		236		Not applicable
Class R-4	2,194	857		263		Not applicable
Class R-5E	Not applicable	243		49		Not applicable
Class R-5	Not applicable	146		101		Not applicable
Class R-6	Not applicable	97		4,988		Not applicable
Total class-specific expenses	$252,458	$66,986		$37,817		$1,285

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $(209,000) in the fund’s statement of operations reflects $646,000 in current fees (either paid in cash or deferred) and a net decrease of $855,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended July 31, 2022, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,590,892,000 and $1,444,269,000, respectively, which generated $54,348,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended July 31, 2022.

64	The Income Fund of America

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended July 31, 2022

Class A	$4,830,451	191,918	$5,372,610	215,676		$(8,105,210)	(322,218)	$2,097,851	85,376
Class C	279,345	11,231	154,852	6,295		(794,138)	(31,978)	(359,941)	(14,452)
Class T	—	—	—	—		—	—	—	—
Class F-1	89,769	3,576	168,566	6,784		(379,542)	(15,113)	(121,207)	(4,753)
Class F-2	2,800,552	111,603	839,636	33,786		(2,224,438)	(88,814)	1,415,750	56,575
Class F-3	1,041,311	41,338	334,976	13,476		(846,178)	(33,630)	530,109	21,184
Class 529-A	180,280	7,171	130,662	5,260		(268,561)	(10,676)	42,381	1,755
Class 529-C	15,533	619	4,898	197		(36,918)	(1,465)	(16,487)	(649)
Class 529-E	6,359	254	4,005	162		(11,689)	(465)	(1,325)	(49)
Class 529-T	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-1	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-2	27,550	1,100	8,773	353		(19,956)	(789)	16,367	664
Class 529-F-3	—	—	1	1		—	—	1	1
Class R-1	9,602	385	4,300	173		(16,154)	(641)	(2,252)	(83)
Class R-2	68,858	2,773	23,787	966		(100,318)	(4,035)	(7,673)	(296)
Class R-2E	6,836	271	2,462	99		(8,543)	(344)	755	26
Class R-3	125,211	4,995	50,394	2,030		(206,893)	(8,240)	(31,288)	(1,215)
Class R-4	149,919	5,956	58,215	2,342		(263,091)	(10,370)	(54,957)	(2,072)
Class R-5E	23,999	960	11,188	450		(24,391)	(971)	10,796	439
Class R-5	34,505	1,387	23,038	926		(120,463)	(4,661)	(62,920)	(2,348)
Class R-6	1,530,260	60,967	1,161,044	46,644		(1,250,654)	(50,020)	1,440,650	57,591
Total net increase (decrease)	$11,220,340	446,504	$8,353,409	335,620		$(14,677,137)	(584,430)	$4,896,612	197,694

Refer to the end of the table for footnotes.

The Income Fund of America	65

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended July 31, 2021

Class A	$5,133,798	210,803		$2,336,072		97,697		$(8,717,513)	(365,595)	$(1,247,643)	(57,095)
Class C	264,960	11,082		68,093		2,900		(920,337)	(38,970)	(587,284)	(24,988)
Class T	—	—		—		—		—	—	—	—
Class F-1	108,121	4,552		96,738		4,077		(1,451,787)	(59,069)	(1,246,928)	(50,440)
Class F-2	2,526,159	104,634		351,319		14,692		(2,315,490)	(96,741)	561,988	22,585
Class F-3	973,783	40,450		142,997		5,972		(784,705)	(32,622)	332,075	13,800
Class 529-A	180,965	7,532		57,499		2,411		(304,218)	(12,812)	(65,754)	(2,869)
Class 529-C	16,650	697		2,258		95		(44,208)	(1,857)	(25,300)	(1,065)
Class 529-E	6,448	273		1,760		74		(13,560)	(578)	(5,352)	(231)
Class 529-T	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	4,578	208		740		33		(97,584)	(4,563)	(92,266)	(4,322)
Class 529-F-2[3]	115,487	5,244		2,790		114		(13,205)	(539)	105,072	4,819
Class 529-F-3[3]	10	—	[2]	—	[2]	—	[2]	—	—	10	— [2]
Class R-1	9,430	392		1,908		81		(29,625)	(1,237)	(18,287)	(764)
Class R-2	66,875	2,819		9,575		407		(119,391)	(5,076)	(42,941)	(1,850)
Class R-2E	9,138	386		992		41		(12,380)	(517)	(2,250)	(90)
Class R-3	113,588	4,749		22,753		957		(240,702)	(10,118)	(104,361)	(4,412)
Class R-4	122,369	5,098		29,193		1,227		(296,289)	(12,336)	(144,727)	(6,011)
Class R-5E	124,622	5,056		2,903		118		(18,888)	(781)	108,637	4,393
Class R-5	43,937	1,828		13,173		551		(88,255)	(3,676)	(31,145)	(1,297)
Class R-6	2,558,202	106,342		502,463		20,972		(2,329,968)	(95,023)	730,697	32,291
Total net increase (decrease)	$12,379,120	512,145		$3,643,226		152,419		$(17,798,105)	(742,110)	$(1,775,759)	(77,546)

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $72,632,340,000 and $79,559,073,000, respectively, during the year ended July 31, 2022.

66	The Income Fund of America

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
7/31/2022	$25.92	$.81	$(1.18)	$(.37)	$(.74)	$(.98)	$(1.72)	$23.83	(1.60)%	$78,105		.56%		.56%		3.23%
7/31/2021	21.88	.75	4.04	4.79	(.75)	—	(.75)	25.92	22.23	82,740		.56		.56		3.11
7/31/2020	22.56	.73	(.17)	.56	(.74)	(.50)	(1.24)	21.88	2.59	71,103		.57		.57		3.32
7/31/2019	23.28	.72	.13	.85	(.69)	(.88)	(1.57)	22.56	4.22	73,594		.56		.56		3.23
7/31/2018	22.87	.73	.84	1.57	(.66)	(.50)	(1.16)	23.28	6.98	75,284		.55		.55		3.16
Class C:
7/31/2022	25.54	.61	(1.16)	(.55)	(.55)	(.98)	(1.53)	23.46	(2.35)	2,236		1.31		1.31		2.46
7/31/2021	21.57	.56	3.98	4.54	(.57)	—	(.57)	25.54	21.31	2,803		1.31		1.31		2.37
7/31/2020	22.25	.56	(.16)	.40	(.58)	(.50)	(1.08)	21.57	1.82	2,906		1.32		1.32		2.58
7/31/2019	22.98	.54	.13	.67	(.52)	(.88)	(1.40)	22.25	3.41	4,279		1.34		1.34		2.45
7/31/2018	22.59	.54	.82	1.36	(.47)	(.50)	(.97)	22.98	6.11	4,917		1.34		1.34		2.36
Class T:
7/31/2022	25.92	.88	(1.19)	(.31)	(.80)	(.98)	(1.78)	23.83	(1.35)[5]	—	[6]	.31	[5]	.31	[5]	3.47	[5]
7/31/2021	21.88	.81	4.04	4.85	(.81)	—	(.81)	25.92	22.52 [5]	—	[6]	.32	[5]	.32	[5]	3.35	[5]
7/31/2020	22.57	.78	(.17)	.61	(.80)	(.50)	(1.30)	21.88	2.81 [5]	—	[6]	.33	[5]	.33	[5]	3.55	[5]
7/31/2019	23.29	.77	.13	.90	(.74)	(.88)	(1.62)	22.57	4.44 [5]	—	[6]	.35	[5]	.35	[5]	3.43	[5]
7/31/2018	22.88	.78	.84	1.62	(.71)	(.50)	(1.21)	23.29	7.19 [5]	—	[6]	.34	[5]	.34	[5]	3.36	[5]
Class F-1:
7/31/2022	25.84	.79	(1.18)	(.39)	(.72)	(.98)	(1.70)	23.75	(1.68)	2,353		.63		.63		3.15
7/31/2021	21.82	.73	4.03	4.76	(.74)	—	(.74)	25.84	22.12	2,683		.63		.63		3.06
7/31/2020	22.50	.72	(.17)	.55	(.73)	(.50)	(1.23)	21.82	2.53	3,365		.63		.63		3.27
7/31/2019	23.22	.70	.13	.83	(.67)	(.88)	(1.55)	22.50	4.15	4,022		.65		.65		3.14
7/31/2018	22.82	.71	.83	1.54	(.64)	(.50)	(1.14)	23.22	6.84	4,243		.64		.64		3.07
Class F-2:
7/31/2022	25.89	.87	(1.19)	(.32)	(.79)	(.98)	(1.77)	23.80	(1.40)	12,656		.36		.36		3.44
7/31/2021	21.86	.80	4.03	4.83	(.80)	—	(.80)	25.89	22.46	12,303		.36		.36		3.31
7/31/2020	22.54	.77	(.16)	.61	(.79)	(.50)	(1.29)	21.86	2.81	9,894		.37		.37		3.52
7/31/2019	23.27	.76	.12	.88	(.73)	(.88)	(1.61)	22.54	4.36	9,425		.39		.39		3.40
7/31/2018	22.86	.77	.84	1.61	(.70)	(.50)	(1.20)	23.27	7.16	8,675		.38		.38		3.33
Class F-3:
7/31/2022	25.90	.89	(1.18)	(.29)	(.82)	(.98)	(1.80)	23.81	(1.30)	4,840		.25		.25		3.54
7/31/2021	21.87	.82	4.04	4.86	(.83)	—	(.83)	25.90	22.57	4,717		.26		.26		3.42
7/31/2020	22.56	.80	(.18)	.62	(.81)	(.50)	(1.31)	21.87	2.88	3,680		.26		.26		3.63
7/31/2019	23.28	.78	.13	.91	(.75)	(.88)	(1.63)	22.56	4.52	3,343		.28		.28		3.50
7/31/2018	22.87	.79	.84	1.63	(.72)	(.50)	(1.22)	23.28	7.27	2,747		.28		.28		3.43
Class 529-A:
7/31/2022	25.85	.80	(1.18)	(.38)	(.73)	(.98)	(1.71)	23.76	(1.64)	1,868		.59		.59		3.19
7/31/2021	21.83	.74	4.02	4.76	(.74)	—	(.74)	25.85	22.14	1,987		.60		.60		3.07
7/31/2020	22.51	.72	(.17)	.55	(.73)	(.50)	(1.23)	21.83	2.55	1,740		.62		.62		3.27
7/31/2019	23.23	.70	.13	.83	(.67)	(.88)	(1.55)	22.51	4.15	1,704		.64		.64		3.15
7/31/2018	22.83	.71	.83	1.54	(.64)	(.50)	(1.14)	23.23	6.87	1,733		.63		.63		3.08

Refer to the end of the table for footnotes.

The Income Fund of America	67

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
7/31/2022	$25.78	$.61	$(1.18)	$(.57)	$(.53)	$(.98)	$(1.51)	$23.70	(2.40)%		$71		1.35%		1.35%		2.41%
7/31/2021	21.76	.56	4.02	4.58	(.56)	—	(.56)	25.78	21.26		94		1.33		1.33		2.34
7/31/2020	22.43	.56	(.16)	.40	(.57)	(.50)	(1.07)	21.76	1.79		103		1.36		1.36		2.56
7/31/2019	23.15	.53	.13	.66	(.50)	(.88)	(1.38)	22.43	3.37		271		1.38		1.38		2.41
7/31/2018	22.73	.53	.83	1.36	(.44)	(.50)	(.94)	23.15	6.06		322		1.39		1.39		2.30
Class 529-E:
7/31/2022	25.76	.74	(1.18)	(.44)	(.67)	(.98)	(1.65)	23.67	(1.89)		58		.83		.83		2.95
7/31/2021	21.75	.68	4.02	4.70	(.69)	—	(.69)	25.76	21.90		64		.83		.83		2.84
7/31/2020	22.43	.67	(.17)	.50	(.68)	(.50)	(1.18)	21.75	2.31		59		.84		.84		3.05
7/31/2019	23.16	.65	.12	.77	(.62)	(.88)	(1.50)	22.43	3.87		64		.86		.86		2.92
7/31/2018	22.76	.66	.83	1.49	(.59)	(.50)	(1.09)	23.16	6.63		69		.86		.86		2.84
Class 529-T:
7/31/2022	25.92	.87	(1.19)	(.32)	(.79)	(.98)	(1.77)	23.83	(1.39)[5]		—	[6]	.35	[5]	.35	[5]	3.44	[5]
7/31/2021	21.88	.80	4.04	4.84	(.80)	—	(.80)	25.92	22.47	[5]	—	[6]	.36	[5]	.36	[5]	3.31	[5]
7/31/2020	22.57	.77	(.17)	.60	(.79)	(.50)	(1.29)	21.88	2.75	[5]	—	[6]	.39	[5]	.39	[5]	3.50	[5]
7/31/2019	23.29	.75	.13	.88	(.72)	(.88)	(1.60)	22.57	4.38	[5]	—	[6]	.41	[5]	.41	[5]	3.37	[5]
7/31/2018	22.88	.76	.84	1.60	(.69)	(.50)	(1.19)	23.29	7.12	[5]	—	[6]	.41	[5]	.41	[5]	3.30	[5]
Class 529-F-1:
7/31/2022	25.84	.84	(1.18)	(.34)	(.77)	(.98)	(1.75)	23.75	(1.49)[5]		—	[6]	.43	[5]	.43	[5]	3.36	[5]
7/31/2021	21.82	.78	4.03	4.81	(.79)	—	(.79)	25.84	22.40	[5]	—	[6]	.37	[5]	.37	[5]	3.55	[5]
7/31/2020	22.50	.77	(.16)	.61	(.79)	(.50)	(1.29)	21.82	2.80		94		.38		.38		3.52
7/31/2019	23.23	.75	.13	.88	(.73)	(.88)	(1.61)	22.50	4.36		92		.40		.40		3.39
7/31/2018	22.83	.77	.82	1.59	(.69)	(.50)	(1.19)	23.23	7.10		81		.40		.40		3.32
Class 529-F-2:
7/31/2022	25.92	.87	(1.19)	(.32)	(.79)	(.98)	(1.77)	23.83	(1.39)		131		.35		.35		3.45
7/31/2021[7,8]	21.40	.60	4.54	5.14	(.62)	—	(.62)	25.92	24.24	[9]	125		.36	[10]	.36	[10]	3.24	[10]
Class 529-F-3:
7/31/2022	25.92	.88	(1.19)	(.31)	(.80)	(.98)	(1.78)	23.83	(1.35)		—	[6]	.31		.31		3.48
7/31/2021[7,8]	21.40	.60	4.55	5.15	(.63)	—	(.63)	25.92	24.28	[9]	—	[6]	.38	[10]	.32	[10]	3.28	[10]
Class R-1:
7/31/2022	25.73	.61	(1.16)	(.55)	(.54)	(.98)	(1.52)	23.66	(2.33)		68		1.34		1.34		2.44
7/31/2021	21.73	.56	4.01	4.57	(.57)	—	(.57)	25.73	21.26		76		1.34		1.34		2.34
7/31/2020	22.41	.56	(.17)	.39	(.57)	(.50)	(1.07)	21.73	1.75		81		1.36		1.36		2.54
7/31/2019	23.13	.53	.14	.67	(.51)	(.88)	(1.39)	22.41	3.38		99		1.37		1.37		2.41
7/31/2018	22.73	.54	.83	1.37	(.47)	(.50)	(.97)	23.13	6.09		116		1.37		1.37		2.33

Refer to the end of the table for footnotes.

68	The Income Fund of America

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income to average net assets[3]
Class R-2:
7/31/2022	$25.57	$.61	$(1.17)	$(.56)	$(.54)	$(.98)	$(1.52)	$23.49	(2.38)%	$369	1.34%	1.34%	2.44%
7/31/2021	21.60	.55	3.99	4.54	(.57)	—	(.57)	25.57	21.26	409	1.35	1.35	2.33
7/31/2020	22.28	.55	(.16)	.39	(.57)	(.50)	(1.07)	21.60	1.76	385	1.37	1.37	2.52
7/31/2019	23.01	.53	.13	.66	(.51)	(.88)	(1.39)	22.28	3.37	439	1.38	1.38	2.41
7/31/2018	22.62	.54	.82	1.36	(.47)	(.50)	(.97)	23.01	6.09	488	1.37	1.37	2.34
Class R-2E:
7/31/2022	25.83	.69	(1.18)	(.49)	(.61)	(.98)	(1.59)	23.75	(2.08)	37	1.05	1.05	2.73
7/31/2021	21.81	.63	4.02	4.65	(.63)	—	(.63)	25.83	21.62	39	1.06	1.06	2.62
7/31/2020	22.49	.62	(.17)	.45	(.63)	(.50)	(1.13)	21.81	2.06	35	1.07	1.07	2.82
7/31/2019	23.22	.60	.13	.73	(.58)	(.88)	(1.46)	22.49	3.66	36	1.08	1.08	2.71
7/31/2018	22.82	.61	.83	1.44	(.54)	(.50)	(1.04)	23.22	6.40	28	1.08	1.08	2.63
Class R-3:
7/31/2022	25.80	.72	(1.17)	(.45)	(.65)	(.98)	(1.63)	23.72	(1.92)	729	.90	.90	2.88
7/31/2021	21.79	.66	4.02	4.68	(.67)	—	(.67)	25.80	21.78	824	.90	.90	2.78
7/31/2020	22.46	.65	(.15)	.50	(.67)	(.50)	(1.17)	21.79	2.27	792	.92	.92	2.97
7/31/2019	23.19	.63	.13	.76	(.61)	(.88)	(1.49)	22.46	3.80	954	.93	.93	2.86
7/31/2018	22.78	.64	.84	1.48	(.57)	(.50)	(1.07)	23.19	6.60	1,057	.92	.92	2.78
Class R-4:
7/31/2022	25.86	.80	(1.17)	(.37)	(.73)	(.98)	(1.71)	23.78	(1.61)	815	.60	.60	3.18
7/31/2021	21.84	.74	4.02	4.76	(.74)	—	(.74)	25.86	22.13	940	.60	.60	3.07
7/31/2020	22.52	.72	(.16)	.56	(.74)	(.50)	(1.24)	21.84	2.55	925	.61	.61	3.28
7/31/2019	23.24	.70	.13	.83	(.67)	(.88)	(1.55)	22.52	4.15	1,018	.63	.63	3.16
7/31/2018	22.83	.71	.84	1.55	(.64)	(.50)	(1.14)	23.24	6.90	1,154	.63	.63	3.07
Class R-5E:
7/31/2022	25.87	.85	(1.17)	(.32)	(.78)	(.98)	(1.76)	23.79	(1.45)	159	.40	.40	3.39
7/31/2021	21.85	.80	4.02	4.82	(.80)	—	(.80)	25.87	22.45	162	.39	.39	3.25
7/31/2020	22.54	.75	(.16)	.59	(.78)	(.50)	(1.28)	21.85	2.73	41	.41	.41	3.45
7/31/2019	23.26	.74	.14	.88	(.72)	(.88)	(1.60)	22.54	4.38	21	.42	.42	3.34
7/31/2018	22.85	.78	.82	1.60	(.69)	(.50)	(1.19)	23.26	7.14	6	.41	.41	3.38
Class R-5:
7/31/2022	25.92	.88	(1.18)	(.30)	(.81)	(.98)	(1.79)	23.83	(1.34)	317	.30	.30	3.48
7/31/2021	21.88	.81	4.04	4.85	(.81)	—	(.81)	25.92	22.55	406	.30	.30	3.38
7/31/2020	22.56	.79	(.17)	.62	(.80)	(.50)	(1.30)	21.88	2.87	371	.31	.31	3.56
7/31/2019	23.28	.77	.13	.90	(.74)	(.88)	(1.62)	22.56	4.47	445	.32	.32	3.46
7/31/2018	22.87	.78	.84	1.62	(.71)	(.50)	(1.21)	23.28	7.21	449	.33	.33	3.38
Class R-6:
7/31/2022	25.93	.89	(1.18)	(.29)	(.82)	(.98)	(1.80)	23.84	(1.29)	16,215	.25	.25	3.54
7/31/2021	21.89	.82	4.05	4.87	(.83)	—	(.83)	25.93	22.59	16,144	.25	.25	3.42
7/31/2020	22.58	.79	(.17)	.62	(.81)	(.50)	(1.31)	21.89	2.88	12,922	.26	.26	3.61
7/31/2019	23.30	.78	.13	.91	(.75)	(.88)	(1.63)	22.58	4.52	10,202	.28	.28	3.51
7/31/2018	22.88	.80	.84	1.64	(.72)	(.50)	(1.22)	23.30	7.31	8,478	.28	.28	3.44

	Year ended July 31,
Portfolio turnover rate for all share classes[11,12]	2022	2021	2020	2019	2018
Excluding mortgage dollar roll transactions	40%	44%	58%	48%	53%
Including mortgage dollar roll transactions	72%	133%	117%	67%	70%

Refer to the end of the table for footnotes.

The Income Fund of America	69

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Annualized.
[11]	Refer to Note 5 for more information on mortgage dollar rolls.
[12]	Rates do not include the portfolio activity of Capital Group Central Cash Fund.

Refer to the notes to financial statements.

70	The Income Fund of America

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of The Income Fund of America:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of The Income Fund of America (the “Fund”), including the investment portfolio, as of July 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California
September 9, 2022

We have served as the auditor of one or more American Funds investment companies since 1956.

The Income Fund of America	71

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (February 1, 2022, through July 31, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

72	The Income Fund of America

Expense example (continued)

	Beginning account value 2/1/2022	Ending account value 7/31/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$947.55	$2.75	.57%
Class A – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class C – actual return	1,000.00	943.75	6.36	1.32
Class C – assumed 5% return	1,000.00	1,018.25	6.61	1.32
Class T – actual return	1,000.00	948.39	1.50	.31
Class T – assumed 5% return	1,000.00	1,023.26	1.56	.31
Class F-1 – actual return	1,000.00	947.01	3.09	.64
Class F-1 – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class F-2 – actual return	1,000.00	948.10	1.79	.37
Class F-2 – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class F-3 – actual return	1,000.00	948.61	1.26	.26
Class F-3 – assumed 5% return	1,000.00	1,023.51	1.30	.26
Class 529-A – actual return	1,000.00	946.86	2.90	.60
Class 529-A – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 529-C – actual return	1,000.00	943.24	6.55	1.36
Class 529-C – assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class 529-E – actual return	1,000.00	945.85	4.05	.84
Class 529-E – assumed 5% return	1,000.00	1,020.63	4.21	.84
Class 529-T – actual return	1,000.00	948.17	1.74	.36
Class 529-T – assumed 5% return	1,000.00	1,023.01	1.81	.36
Class 529-F-1 – actual return	1,000.00	947.96	2.17	.45
Class 529-F-1 – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 529-F-2 – actual return	1,000.00	948.22	1.69	.35
Class 529-F-2 – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 529-F-3 – actual return	1,000.00	948.77	1.55	.32
Class 529-F-3 – assumed 5% return	1,000.00	1,023.21	1.61	.32
Class R-1 – actual return	1,000.00	943.63	6.51	1.35
Class R-1 – assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class R-2 – actual return	1,000.00	943.62	6.60	1.37
Class R-2 – assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class R-2E – actual return	1,000.00	944.85	5.16	1.07
Class R-2E – assumed 5% return	1,000.00	1,019.49	5.36	1.07
Class R-3 – actual return	1,000.00	945.95	4.39	.91
Class R-3 – assumed 5% return	1,000.00	1,020.28	4.56	.91
Class R-4 – actual return	1,000.00	947.20	2.95	.61
Class R-4 – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class R-5E – actual return	1,000.00	948.17	2.03	.42
Class R-5E – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class R-5 – actual return	1,000.00	948.82	1.50	.31
Class R-5 – assumed 5% return	1,000.00	1,023.26	1.56	.31
Class R-6 – actual return	1,000.00	948.69	1.26	.26
Class R-6 – assumed 5% return	1,000.00	1,023.51	1.30	.26

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The Income Fund of America	73

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended July 31, 2022:

Long-term capital gains	$4,991,163,000
Qualified dividend income	$3,141,970,000
Section 199A dividends	$172,245,000
Section 163(j) interest dividends	$1,089,465,000
Corporate dividends received deduction	$2,091,689,000
U.S. government income that may be exempt from state taxation	$135,635,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2023, to determine the calendar year amounts to be included on their 2022 tax returns. Shareholders should consult their tax advisors.

74	The Income Fund of America

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82	The Income Fund of America

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Michael C. Camuñez, 1969	2019	President and CEO, Monarch Global Strategies LLC; former Assistant Secretary of Commerce, U.S. Department of Commerce	4	Edison International/ Southern California Edison
Vanessa C. L. Chang, 1952	2012	Former Director, EL & EL Investments (real estate)	22	Edison International/ Southern California Edison; Transocean Ltd. (offshore drilling contractor)
Nariman Farvardin, 1956	2022	President, Stevens Institute of Technology	91	None
Linda Griego, 1947	2012	Former President and CEO, Griego Enterprises, Inc. (business management company)	7	ViacomCBS Inc.
Leonade D. Jones, 1947	1993	Retired; former Treasurer, The Washington Post Company (retired 1996)	10	None
William D. Jones, 1955 Chair of the Board (Independent and Non-Executive)	2008	Real estate developer/owner, President and CEO, CityLink Investment Corporation (acquires, develops and manages real estate ventures in urban communities) and for the former City Scene Management Company (provided commercial asset management services)	23	Biogen Inc.; Sempra Energy
Sharon I. Meers, 1965	2021	Co-Founder and COO, Midi Health, Inc. (a women’s telehealth company); former Senior Director, Head of Strategic Partnerships, eBay Enterprise	7	None
Josette Sheeran, 1954	2019	President and Director, Canoo Inc.; Executive Chair, The McCain Institute; Professor of Practice, Arizona State University; President Emeritus and former CEO, Asia Society; former United Nations Special Envoy for Haiti	7	None
Margaret Spellings, 1957	2012	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Presidential Center	91	None

Interested trustee5,6

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Hilda L. Applbaum, 1961 Co-President and Trustee	1998	Partner — Capital World Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.	4	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Refer to page 84 for footnotes.

The Income Fund of America	83

Other officers6

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Caroline Randall, 1974 Co-President	2020	Partner — Capital Research Global Investors, Capital Research Company;[7] Director, The Capital Group Companies, Inc.[7]
Donald H. Rolfe, 1972 Principal Executive Officer	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Secretary, Capital Research and Management Company
Michael W. Stockton, 1967 Executive Vice President	2014	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Pramod Atluri, 1976 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Vice President, Capital Fixed Income Investors, Capital Bank and Trust Company; Director, Capital Research and Management Company[7]
David A. Daigle, 1967 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[7]
Paul Flynn, 1966 Senior Vice President	2017	Partner — Capital World Investors, Capital International, Inc.[7]
Dina N. Perry, 1945 Senior Vice President	1994	Partner — Capital World Investors, Capital Research and Management Company
John R. Queen, 1965 Senior Vice President	2020	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Senior Vice President — Capital Group Private Client Services, Inc.
Anirudh Samsi, 1971 Senior Vice President	2016	Partner — Capital World Investors, Capital Research and Management Company
Andrew B. Suzman, 1967 Senior Vice President	2004	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[7]
Bradley J. Vogt, 1965 Senior Vice President	2020	Partner — Capital Research Global Investors, Capital Research and Management Company; Partner — Capital Research Global Investors, Capital Bank and Trust Company[7]
Shannon Ward, 1964 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Courtney R. Taylor, 1975 Secretary	2018	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Hong T. Le, 1978 Treasurer	2016	Vice President — Investment Operations, Capital Research and Management Company
Lovelyn Sims, 1989 Assistant Secretary	2021	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Vice President — Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2016	Senior Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	Funds managed by Capital Research and Management Company or its affiliates.
[4]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[5]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[6]	All of the trustees and/or officers listed, with the exception on Anirudh Samsi, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[7]	Company affiliated with Capital Research and Management Company.

84	The Income Fund of America

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

The Income Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of The Income Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Vanessa C. L. Chang, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

IFA

Registrant:

a) Audit Fees:
Audit	2021	None
	2022	206,000

b) Audit-Related Fees:
	2021	20,000
	2022	20,000

c) Tax Fees:
	2021	12,000
	2022	12,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2021	None
	2022	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2021	1,353,000
	2022	1,650,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

	2021	1,000
	2022	394,000
	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2021	2,000
	2022	None
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

	Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,388,000 for fiscal year 2021 and $2,077,000 for fiscal year 2022. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By __/s/ Donald H. Rolfe________________
Donald H. Rolfe, Principal Executive Officer

Date: September 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Donald H. Rolfe_____________
Donald H. Rolfe, Principal Executive Officer

Date: September 30, 2022

By ___/s/ Hong T. Le__________________
Hong T. Le, Treasurer and Principal Financial Officer

Date: September 30, 2022